Registration No. 33-40603
811-6310

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
Form N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No.

Post-Effective Amendment No. 34	☑

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 36	☑
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
(Exact name of Registrant as specified In Charter)
125 Broad Street, New York, New York 10004
(Address of Principal Executive offices) (Zip Code)
(203) 890-7026
Registrant’s Telephone Number, Including area code
Robert I. Frenkel, 300 First Stamford Place, Stamford, Connecticut 06902
Copy to:
Burton M. Leibert, Esq.
Willkie Farr & Gallagher
787 Seventh Avenue
New York, New York 10019-6099
(Name and Address of Agent for Service)
Continuous
(Approximate Date of Proposed Public Offering)
It is proposed that this filing becomes effective (check appropriate box):
☐ Immediately upon filing pursuant to paragraph b of Rule 485 on
☐ on            pursuant to paragraph (b) of Rule 485
☑ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date) pursuant to paragraph (a)(1) of Rule 485 on
☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐ on (date) pursuant to paragraph (a)(2) of Rule 485
If appropriate, check the following box:,
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A
Separate Prospectus: Legg Mason Partners Variable Fundamental Value Portfolio—Class II Shares.
PART B
Combined Statement of Additional Information: Legg Mason Partners Variable Diversified Strategic Income Portfolio, Legg Mason Partners Variable Aggressive Growth Portfolio Class I and Class II Shares, Legg Mason Partners Variable Appreciation Portfolio, Legg Mason Partners Variable Capital and Income Portfolio, Legg Mason Partners Variable Equity Index Portfolio—Class I and Class II Shares, Legg Mason Partners Variable Growth & Income Fund — Class I and Class II Shares and Legg Mason Partners Variable Fundamental Value Portfolio — Class I and Class II Shares.

Legg Mason Partners Variable Portfolios II Variable Fundamental Value Portfolio Class II

    PROSPECTUS

December 31, 2006

Fund shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (“Participating Insurance Companies”) to fund variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies,” and together with VA contracts, the “Policies”). Individuals may not purchase shares of any fund directly from Legg Mason Partners Variable Portfolios II. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies. This prospectus should be read together with the prospectus for those Policies.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

 INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Variable Fundamental Value Portfolio Class II

Contents

The fund is a separate investment series of Legg
Mason Partners Variable Portfolios II, a Massachusetts business trust (the “Trust”).

Investments, risks and performance	2
More on the fund’s investments and related risks	7
Management	10
Share transactions	14
Share price	17
Dividends, distributions and taxes	18
Financial highlights	19

   The Trust is divided into multiple funds, each with its own investment objective, policies and restrictions. The fund is diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). There can be no assurance that the fund will achieve its investment objective.

   Prior to May 1, 2006, the Trust was named Greenwich Street Series Fund and the fund was named Greenwich Street Series Fund – Fundamental Value Portfolio. The fund’s investment objective and strategies were not affected as a result of this change.

Investments, risks and performance

Investment objective

Long-term capital growth. Current income is a secondary consideration.

Key investments

The fund invests primarily in common stocks and common stock equivalents of companies the manager believes are undervalued in the marketplace. While the manager selects investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund generally invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the manager believes smaller companies offer more attractive value opportunities.
   The fund may invest up to 35% of its assets in convertible bonds, preferred stock, warrants and interest paying debt securities. Up to 10% of the fund’s assets may be invested in below investment grade bonds (commonly known as “junk bonds”).

Selection process

The manager employs a two-step stock selection process in its search for undervalued stocks of temporarily out-of-favor companies. First, the manager uses proprietary models and fundamental research to try to identify stocks that are underpriced in the market relative to their fundamental value. Next, the manager looks for a positive catalyst in the company’s near term outlook which the manager believes will accelerate earnings or improve the value of the company’s assets. The manager also emphasizes companies in those sectors of the economy which the manager believes are undervalued relative to other sectors.

When evaluating an individual stock, the manager looks for:

•	Low market valuations measured by the manager’s valuation models
•	Positive changes in earnings prospects because of factors such as:

•	New, improved or unique products and services
•	New or rapidly expanding markets for the company’s products
•	New management
•	Changes in the economic, financial, regulatory or political environment particularly affecting the company
•	Effective research, product development and marketing
•	A business strategy not yet recognized by the marketplace

Principal risks of investing in the fund

Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

•	Stock prices decline generally
•	The manager’s judgment about the attractiveness, value or potential appreciation of a particular stock proves to be incorrect

2     Legg Mason Partners Variable Portfolios II

•	An adverse event, such as negative press reports about a company in which the fund invests, depresses the value of the company’s stock
•	The markets strongly favor growth stocks over stocks with value characteristics

   The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the market as a whole. Smaller capitalized companies may involve greater risks, such as limited product lines, markets and financial or managerial resources.
   Compared to large companies, small and medium capitalization companies are more likely to have:

•	More limited product lines
•	Fewer capital resources
•	More limited management depth
   Further, securities of small and medium capitalization companies are more likely to:

•	Experience sharper swings in market values
•	Be harder to sell at times and at prices the manager believes appropriate
•	Offer greater potential for gains and losses
   Below investment grade bonds, which are commonly known as “junk bonds,” are speculative and their issuers may have diminished capacity to pay principal and/or interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make payments of principal and/or interest.
   In addition to the foregoing principal risks, the fund is also subject to risks associated with investing in fixed income securities, foreign securities and derivatives. The risks are more fully described in “More on the fund’s investments.”

Variable Fundamental Value Portfolio      3

Performance Information

The returns shown in the bar chart and the performance table below are for the non-designated class of shares of the fund (which are offered in a separate prospectus) because no Class II shares were outstanding as of [                    ], 2006. (The non-designated class of shares will be redesignated as “Class I” shares on or about May 1, 2007 and are referred to in this prospectus as Class I shares.) Class I and Class II shares are invested in the same portfolio of securities. However, the returns for Class II shares would be lower than those of Class I to the extent that Class II shares have higher expenses than Class I shares.
   This bar chart indicates the risks of investing in the fund by showing changes in the fund’s Class I shares performance for the last ten years. The table shows how the fund’s Class I shares average annual returns for the last ten calendar years compare to the return of the S&P 500 Index, an unmanaged broad-based index of 500 stocks that is generally representative of the performance of larger companies in the U.S. Past performance does not necessarily indicate how the fund will perform in the future. Performance figures do not reflect expenses incurred from investing through a separate account; if these expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Total Return

Highest and Lowest Quarterly Returns (for periods shown in the bar chart)

Highest: 20.88% in 2nd quarter 2003; Lowest: (20.75)% in 3rd quarter 2002.

4     Legg Mason Partners Variable Portfolios II

Risk return table

The table indicates the risk of investing in the Class I shares by comparing the average annual total return for the periods shown to that of the S&P 500 Index. The performance indicated does not reflect Policy charges which, if included, would lessen performance.
   This table assumes redemption of Class I shares at the end of the period and the reinvestment of distributions and dividends.

Average Annual Total Returns (for the periods ended December 31, 2005)

	1 year	5 years	10 years

Class I	%	%	%

S&P 500 Index*	%	%	%

*	The S&P 500 Index is an unmanaged market-value weighted index comprised of 500 widely held common stocks. It is not possible to invest directly in the index. The index does not reflect deductions for fees, expenses or taxes.

Variable Fundamental Value Portfolio      5

Fee Table

Fees and Expenses
This table sets forth the fees and expenses you will pay if you invest in Class II shares of the fund.
   The table below does not reflect additional charges and expenses which are, or may be, imposed under the policies; such charges and expenses are described in the prospectus of the policy. The fund’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the policy.

Shareholder Fees (paid directly from your investment)

Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

 Annual Fund Operating Expenses (paid by the fund as a % of net assets)

Management fees*	0.75%

Distribution and service (12b-1) fees	0.25%

Other expenses**	%

Total annual fund operating expenses	%

*	Effective December 1, 2005, the management fees for advisory and administrative services were changed to the following breakpoint schedule: 0.750% on assets up to and including $1.5 billion; 0.700% on assets over $1.5 billion and up to and including $2 billion; 0.650% on assets over $2 billion and up to and including $2.5 billion; 0.600% on assets over $2.5 billion and up to and including $3.5 billion; and 0.500% on assets over $3.5 billion.

**	“Other expenses” are estimated based on expenses for Class I shares since there are no Class II shares outstanding as of the date of this prospectus.

Example

This example helps you compare the cost of investing in Class II shares with other mutual funds. Your actual cost may be higher or lower.
   This example does not include expenses incurred from investing through a separate account. If the example included these expenses, the figures shown would be higher.
   The example assumes:

•	You invest $10,000 for the period shown
•	You reinvest all distributions and dividends without a sales charge

•	The fund’s operating expenses (before voluntary fee waivers and/or expense reimbursements, if any) remain the same

•	Your investment has a 5% return each year — the assumption of a 5% return is required by the SEC for purposes of this example and is not a prediction of the fund’s future performance
•	Redemption of your shares at the end of the period

Number of Years You Owned Your Shares

	1 year	3 years	5 years	10 years

Your costs would be	$	$	$	$

6     Legg Mason Partners Variable Portfolios II

More on the fund’s investments

Investments and Practices

The fund invests in various instruments subject to its investment policies as described in this prospectus and in the SAI. Listed below is more information on the fund’s investments, its practices and related risks. For a free copy of the SAI, see the back cover of this prospectus. The fund does not guarantee that it will reach its investment objective, and an investment in the fund may lose money.

Equities

Equity securities include exchange-traded and over-the-counter common and preferred stocks, warrants, rights, convertible securities, depositary receipts and shares, trust certificates, limited partnership interests, shares of other investment companies, real estate investment trusts and equity participations.
   Equity securities are subject to market risk. Many factors affect the stock market prices and dividend payouts of equity investments. These factors include general business conditions, investor confidence in the economy, and current conditions in a particular industry or company. Each company determines whether or not to pay dividends on common stock. Equity securities are subject to financial risks relating to the issuer’s earning stability and overall financial soundness. Smaller and emerging growth companies are particularly sensitive to these factors.
   The fund may invest up to 10% of its assets in securities of other investment companies, including shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index. As a shareholder of another investment company, the fund would bear, along with other shareholders, the pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the fund bears directly in connection with its own operations.

Fixed Income Investments

Fixed income securities include bonds, notes (including structured notes), mortgage-related securities, asset-backed securities, convertible securities, Eurodollar and Yankee dollar instruments, preferred stocks and money market instruments. Fixed income securities may be issued by U.S. and foreign companies; U.S. and foreign banks; the U.S. government, its agencies, authorities, instrumentalities or sponsored enterprises; state and municipal governments; supranational organizations; and foreign governments and their political subdivisions. Fixed income securities may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features.
   The value of debt securities varies inversely with interest rates. This means generally that the value of these investments increases as interest rates fall and decreases as interest rates rise. Yields from short-term securities normally may be lower than yields from longer-term securities. A bond’s price is affected by the credit quality of its issuer. An issuer may not always make payments on a fixed income security. Some fixed income securities, such as

Variable Fundamental Value Portfolio      7

mortgage-backed securities, are subject to prepayment risk, which occurs when an issuer can prepay the principal owed on a security before its maturity.

Credit quality of fixed income securities

If a security receives different ratings, a fund will treat the securities as being rated in the highest of those ratings. The fund may choose not to sell securities that are downgraded below the fund’s minimum acceptable credit rating after their purchase. The fund’s credit standards also apply to counterparties to over-the-counter derivative contracts.

Below investment grade securities

Securities are below investment grade if:

•	They are rated below one of the top four long-term rating categories by all the nationally recognized rating organizations that have rated the securities,

•	They have received comparable short-term ratings or

•	They are unrated securities the manager believes are of comparable quality to below investment grade securities
   High-yield, high-risk securities, commonly called “junk bonds,” are considered speculative. While generally providing greater income than investments in higher-quality securities, these securities will involve greater risk of principal and income (including the possibility of default or bankruptcy of the issuer of the security). Like other fixed income securities, the value of high-yield securities will also fluctuate as interest rates change.

Foreign Securities Investments

An investment in foreign securities involves risks in addition to those of U.S. securities, including possible political and economic instability and the possible imposition of exchange controls or other restrictions on investments. There are also risks associated with the different accounting, auditing, and financial reporting standards in many foreign countries. If the fund invests in securities denominated or quoted in currencies other than the U.S. dollar, changes in foreign currency rates relative to the U.S. dollar will affect the U.S. dollar value of the fund’s assets. Foreign securities may be less liquid than U.S. securities.

Derivatives And Hedging Techniques

Derivative contracts, such as futures and options on securities, may be used for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of the fund’s securities, due to changes in stock market prices, currency exchange rates or interest rates
•	As a substitute for buying or selling securities
•	As a cash flow management technique
•	To enhance return
   Even a small investment in derivative contracts can have a big impact on the fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gain when stock prices,

8     Legg Mason Partners Variable Portfolios II

currency rates or interest rates are changing. For a more complete description of derivative and hedging techniques and their associated risks, please refer to the SAI.

Other Risk Factors

Portfolio Risk
Fund investors are subject to portfolio risk in that a strategy used, or stock selected, may fail to have the desired effect. Specifically, stocks believed to show potential for capital growth may not achieve that growth. Strategies or instruments used to hedge against a possible risk or loss may fail to protect against the particular risk or loss.

Temporary Defensive Position

The fund may depart from principal investment strategies in response to adverse market, economic or political conditions by taking a temporary defensive position by investing all or a substantial part of its assets in debt securities, including lower-risk debt securities, and money market instruments. If the fund takes a temporary defensive position, it may be unable to achieve its investment objective.

Portfolio Turnover

The fund may actively trade portfolio securities in an attempt to achieve its investment objective. Active trading will cause the fund to have an increased portfolio turnover rate and increase the fund’s trading costs and may have an adverse impact on the fund’s performance.

Investment Policies

Unless noted as fundamental, the fund’s investment policies may be changed by the Trust’s Board of Trustees without approval of shareholders or Policy holders. A change in the fund’s investment policies may result in the fund having different investment policies from those a Policy holder selected as appropriate at the time of investment.

Other Investments

The fund also may use other strategies and invest in other securities that are described, along with their risks, in the SAI. However, the fund might not use all of the strategies and techniques or invest in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described here, that could adversely affect your investment and that could prevent the fund from achieving its investment objective.

Portfolio Holdings

The fund’s policies and procedures with respect to the disclosure of its portfolio securities are available in the SAI.

Variable Fundamental Value Portfolio      9

Management

The manager and subadviser

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the fund’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the fund and other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the fund.

   ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the fund, except for the management of cash and short-term instruments, as the fund’s subadviser. ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason in December 2005.
   LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of June 30, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $[          ] billion.
   Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the fund’s investment manager. SBFM also is a wholly-owned subsidiary of Legg Mason.

Management fees

During the fiscal year ended December 31, 2005, SBFM, the fund’s prior manager, received management fees equal to           % of the fund’s average daily net assets.
   A discussion of the basis for the Board’s approval of the fund’s management agreement with SBFM, the fund’s prior manager is available in the fund’s annual report for the fiscal year ended December 31, 2005. A discussion of the basis for the Board’s approval of the fund’s agreements with LMPFA and LMPFA’s agreement with CAM North America, LLC (now known as “ClearBridge”) with respect to the fund is available in the fund’s semi-annual report for the period ended June 30, 2006.

The portfolio manager

The table below sets forth the name and business experience of the fund’s portfolio manager.

Portfolio Manager	Business Experience

John Goode (since inception) ClearBridge 399 Park Avenue New York, New York 10022	Managing Director of ClearBridge, or its predecessors; Investment Officer of certain other mutual funds associated with ClearBridge, or its predecessors.

10     Legg Mason Partners Variable Portfolios II

   John Goode has been responsible for the day-to-day management of the fund’s portfolio since its inception in           . Mr. Goode has more than       years of securities business experience,       years of which has been with the subadviser or its predecessors.

   The SAI provides information about the compensation of the portfolio manager, other accounts he manages, and any fund shares held by the portfolio manager, and has more detailed information about the manager and the fund’s other service providers.

Transfer agent, shareholder servicing agent and distributors

PFPC Inc. (the “transfer agent”), located at P.O. Box 9699, Providence, Rhode Island 02940-9699, serves as the fund’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund and distributes dividends and distributions payable by the fund.
   Legg Mason Investor Services, LLC (“LMIS”), a wholly owned broker-dealer subsidiary of Legg Mason, and Citigroup Global Markets Inc. (“CGMI”), serve as the fund’s distributors.

Other information

The Trust’s Board has approved a number of initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. These initiatives include the election of a new Board, the grouping of the fund for organizational and governance purposes with other funds in the fund complex that are predominantly equity-type funds, and the adoption of a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents. Fund shareholders entitled to vote also are being asked to approve investment matters, including standardized fundamental investment policies and the ability to change its investment objective without shareholder approval. Proxy materials describing these matters were mailed in October, 2006. If shareholder approval is obtained, these matters generally are expected to be effectuated during the first half of 2007.

Plan of distribution

The fund has adopted a shareholder services and distribution plan for Class II shares. Under the plan, Class II shares of the fund are subject to a distribution fee of 0.25% of the average daily net assets of the class. The plan allows Class II shares of the fund to bear distribution fees in connection with the sale and distribution of Class II shares. It also allows the fund to pay for services to Class II shareholders. This fee is an ongoing expense and over time may cost you more than paying other types of sales charges.
   In addition, the fund’s distributors and/or their affiliates may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. The manager or an affiliate may make similar payments under similar arrangements.

Variable Fundamental Value Portfolio      11

   The payments by the distributors and/or their affiliates described above are often referred to as “revenue sharing payments.” The recipients of such payments may include the fund’s distributors, affiliates of the manager, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the fund. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the fund to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to certain of the Funds and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).
   The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions

12     Legg Mason Partners Variable Portfolios II

will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Variable Fundamental Value Portfolio      13

Share transactions

Availability of the fund

Shares of the fund are available only through the purchase of VA contracts or VLI policies issued by Participating Insurance Companies through their separate accounts.
   The interests of different variable insurance products investing in the fund could conflict due to differences of tax treatment and other considerations. The Trust currently does not foresee any disadvantages to investors arising from the fact that the fund may offer its shares to different Policies that serve as the investment medium for their variable annuity and variable life products. Nevertheless, the Board intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more Participating Insurance Companies’ Policies might be required to withdraw their investments in the fund and shares of another fund may be substituted. In addition, the sale of shares may be suspended or terminated if required by law or regulatory authority or it is in the best interests of the fund’s shareholders.
   The fund reserves the right to reject any specific purchase order.
   The fund offers Class I shares through a separate prospectus. Class I shares are not subject to a distribution fee and are available only through Policies established and maintained by Participating Insurance Companies for the purpose of funding VA contracts or VLI policies and to certain qualified pension and retirement plans.
   Certain Participating Insurance Companies may have selected, and the distributors may have made available, fund share classes with service and distribution related fees that are higher than other available share classes. As a result of any higher fees paid by investors in such share classes, the amount of fees that may otherwise need to be paid by the distributors or their affiliates to such Participating Insurance Company would decrease.

Redemption of shares

The redemption price of the shares of the fund will be the net asset value next determined after receipt by the fund of a redemption order from a separate account, which may be more or less than the price paid for the shares. The fund will ordinarily make payment within one business day after receipt of a redemption request in good order, though redemption proceeds must be remitted to a separate account on or before the third day following receipt of the request in good order, except on a day on which the New York Stock Exchange (“NYSE”) is closed or as permitted by the SEC in extraordinary circumstances.

Frequent purchases and redemptions of fund shares

Frequent purchases and redemptions of mutual fund shares may interfere with the efficient management of a fund’s portfolio by its portfolio manager, increase portfolio transaction costs, and have a negative effect on a fund’s long-term shareholders. For example, in order to handle large flows of cash into and out of a fund, the portfolio manager may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the fund’s investment

14     Legg Mason Partners Variable Portfolios II

objective. Frequent trading may cause a fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the fund’s performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the fund’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the fund’s portfolio securities. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.
   Because of the potential harm to the fund and its long term shareholders, the Board has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the fund may limit additional exchanges or purchases of fund shares by shareholders who are believed by the manager to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of fund shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of fund shares, but the fund reserves the right to reject any exchange or purchase of fund shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what the manager believes to be obvious market timing, the manager will seek to block future purchases and exchanges of fund shares by that account. Where surveillance of a particular account indicates activity that the manager believes could be either abusive or for legitimate purposes, the fund may permit the account holder to justify the activity.
   The fund’s shares are offered exclusively to insurance company separate accounts that fund certain Policies, and Participating Insurance Companies typically hold shares for a number of Policies in a single account. Although the policies and procedures discussed above apply to any account, including such Participating Insurance Companies separate accounts, the fund’s ability to monitor trading in these accounts may be severely limited due to the lack of access to an individual investor’s trading activity when orders are placed through these types of accounts. There may also be operational and technological limitations on the ability of the fund’s service providers to identify or terminate frequent trading activity within the various types of omnibus accounts.
   The fund’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by the manager and its affiliates, other than money market funds. Additionally, the fund has adopted policies and procedures to prevent the selective release of information about its portfolio holdings, as such information may be used for market-timing and similar abusive practices.
   The fund’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes

Variable Fundamental Value Portfolio      15

place through certain types of omnibus accounts. As noted above, if the fund is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the fund has not adopted any specific limitations or restrictions on the trading of fund shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of fund shares, even when the trading is not for abusive purposes. The fund will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of fund shares that the Board may adopt in the future.

16     Legg Mason Partners Variable Portfolios II

Share price

The fund’s net asset value per share is the value of its assets minus its liabilities divided by the number of shares outstanding. The fund calculates its net asset value every day the NYSE is open. The fund calculates net asset value separately for each class of shares. This calculation is done when regular trading closes on the NYSE. If the NYSE closes early, the fund accelerates the calculation of its net asset value to the actual closing time (normally 4 p.m., Eastern time). The NYSE is closed on certain holidays listed in the SAI.

   The Board has approved procedures to be used to value the fund’s securities for the purposes of determining the fund’s net asset value. The valuation of the securities of the fund is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the fund to the manager.
   The fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trust’s Board using a variety of pricing techniques and methodologies. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager to be unreliable, the market price may be determined using quotations received from one or more brokers/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager will price securities using fair value procedures approved by the Board. Because the fund invests in securities of small capitalization issuers — some of which may be thinly traded, for which market quotations may not be readily available or may be unreliable — the fund may use fair valuation procedures more frequently than funds that invest primarily in securities that are more liquid, such as securities of large capitalization domestic issuers. The fund may also use fair value procedures if the manager determines that a significant event has occurred between the time at which a market price is determined and the time at which the fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the fund prices its shares. The fund uses a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager from time to time.
   Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the fund determines its net asset value.

Variable Fundamental Value Portfolio      17

Dividends, distributions and taxes

The fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. In order to qualify as a regulated investment company, the fund must meet certain income and asset diversification tests and distribution requirements. As a regulated investment company meeting these requirements, the fund will not be subject to Federal income tax on its taxable investment income and capital gains that it distributes to its shareholders. All income and capital gain distributions are automatically reinvested in additional shares of the fund at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the separate accounts and to policyholders of the contracts.

   The fund is also subject to asset diversification requirements for the policies under regulations promulgated by the U.S. Treasury Department under the Code. The regulations generally provide that, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of the fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment. An alternative asset diversification test may be satisfied under certain circumstances. If the fund should fail to comply with these regulations or fails to qualify for the special tax treatment afforded regulated investment companies under the Code, policies invested in the fund would not be treated as annuity, endowment or life insurance contracts under the Code.

18     Legg Mason Partners Variable Portfolios II

Financial highlights

The financial highlights table is intended to help you understand the performance of the fund’s Class I shares for the last five years. The fund created Class II shares on [                    ], 2006. Prior to that date, the fund issued one class of shares, which on or about May 1, 2007 will be designated Class I shares and are referred to in this prospectus as Class I shares. Certain information reflects financial results for a single Class I share. Total return represents the rate that a shareholder would have earned (or lost) on the fund’s Class I share assuming reinvestment of all dividends and distributions. Except for information presented for the fiscal period ended June 30, 2006, which is unaudited, the information in the following table was audited by [AUDITOR], the independent registered public accounting firm, whose report, along with the fund’s financial statements, are included in the annual report (available upon request).

   For a Class I share of beneficial interest outstanding throughout each period ended December 31:

	2006		2005		2004		2003		2002(1)		2001

Net asset value, beginning of period	$		$		$		$		$		$

Income (loss) from operations:

Net investment income

Net realized and unrealized gain (loss)

Total income (loss) from operations

Less distributions from:
Net investment income
Net realized gains

Total distributions

Net asset value, end of period	$		$		$		$		$		$

Total return(2)		%		%		%		%		%		%

Net assets, end of period (millions)	$		$		$		$		$		$

Ratios to average net assets:
Gross expenses		%		%		%		%		%		%
Net expenses
Net investment income

Portfolio turnover rate		%		%		%		%		%		%

(1)	Per share amounts have been calculated using the average shares method.

(2)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	The manager voluntarily waived a portion of its fees.

Variable Fundamental Value Portfolio      19

(Investment Company Act file no. 811-6310) L21693 1/07	Legg Mason Partners Variable
Fundamental Value Portfolio Class II

A separate investment fund of Legg Mason Partners Variable Portfolios II, a Massachusetts business trust.
Additional Information
The fund’s website does not make available its SAI and shareholder reports because the website is currently set up to make available only portfolio holdings information.

Shareholder reports. Annual and semiannual reports to shareholders provide additional information about the fund’s investments. These reports discuss the market conditions and investment strategies that significantly affected the fund’s performance during its last fiscal year or period.

The fund sends one report to a household if more than one account has the same address. Contact an appropriate representative of a participating life insurance company or your broker-dealer, financial intermediary, financial institution or a distribution’s financial consultant if you do not want this policy to apply to you.

The SAI provides more detailed information about the fund. It is incorporated by reference into this Prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by calling 1-800-451-2010 or writing to Legg Mason Partners Variable Portfolios II, 125 Broad Street, New York, New York 10004.

Information about the fund (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. In addition, information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the fund is available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this Prospectus, you should not rely upon that information. The fund is not offering to sell its shares to any person to whom the fund may not lawfully sell its shares.

May 1, 2006,
as revised on December      , 2006
STATEMENT OF ADDITIONAL INFORMATION
LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
125 Broad Street
New York, New York 10004
(800) 451-2010
      This Statement of Additional Information (“SAI”), is not a prospectus and is meant to be read in conjunction with the current prospectus of the Legg Mason Partners Variable Appreciation Portfolio (“Appreciation Portfolio”), Legg Mason Partners Variable Capital and Income Portfolio (“Capital and Income Portfolio”), Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”), Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”), Legg Mason Partners Variable Fundamental Value Portfolio (“Fundamental Value Portfolio”), Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Portfolio”) and Legg Mason Partners Variable Growth and Income Portfolio (“Growth and Income Portfolio”), each dated May 1, 2006, as each may be revised from time to time (except for Legg Mason Partners Variable Fundamental Value Portfolio’s Class II prospectus, which is dated December      , 2006), (each, a “Fund,” and collectively, the “Funds”). Each Fund is a series of Legg Mason Partners Variable Portfolios II (the “Trust”).
      The shareholders of the Capital and Income Portfolio and Growth and Income Portfolio have approved the reorganization of these Funds into Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value, a series of Legg Mason Partners Variable Portfolios IV and Appreciation Portfolio, respectively. Such reorganizations are expected to occur on April 27, 2007.
      FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK, ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
      Fund shares are offered only to variable annuity and variable life insurance separate accounts established by insurance companies (“Participating Insurance Companies”) to fund variable annuity contracts (“VA contracts”) and variable life insurance policies (“VLI policies,” and together with VA contracts, the “Policies”). Individuals may not purchase shares of any Fund directly from the Trust. The Policies are described in the separate prospectuses issued by the Participating Insurance Companies.
      Each of the Equity Index Portfolio, Aggressive Growth Portfolio and Growth and Income Portfolio currently offers two classes of shares: Class I shares and Class II shares. The Fundamental Value Portfolio also issues two classes of shares: a non-designated class, which will be redesignated as Class I shares on or about May 1, 2007 and is referred to in this SAI as Class I shares, and Class II shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the Participating Insurance Company to determine which class of Fund shares may be purchased by the separate account.
      The most recent annual reports to Shareholders for each Fund and the semi-annual report for Fundamental Value Portfolio and the financial statements, accompanying notes and report of independent registered public accounting firm appearing in the reports are incorporated by reference into this SAI. The prospectus and copies of the reports may be obtained free of charge by contacting a broker/dealer, financial intermediary, financial institution or a distributor’s financial consultant (each called a “Service Agent”) or by writing or calling the Fund at the address or telephone number above.
      THIS SAI IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.
      “Smith Barney” is a service mark of Citigroup, licensed for use by Legg Mason as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund’s investment manager, are not affiliated with Citigroup.

TABLE OF CONTENTS

Management of the Trust	2

Trustees and Officers of the Trust	3

Investment Goals and Policies of Each Fund	8

Appreciation Portfolio	8

Capital and Income Portfolio	9

Diversified Strategic Income Portfolio	9

Equity Index Portfolio	10

Fundamental Value Portfolio	11

Aggressive Growth Portfolio	11

Growth and Income Portfolio	12

Investment Objectives, Management Policies and Risk Factors	12

Disclosure of Portfolio Holdings	32

Investment Restrictions	34

Portfolio Turnover	38

Portfolio Manager Disclosure	44

Portfolio Transactions	49

Investment Manager and Sub-Advisers

Purchase and Redemption of Shares	55

Purchase of Shares	55

Dividends and Distributions

Taxes	56

Organization of the Trust	62

Custodian and Transfer Agent	53

Financial Statements	68

Appendix A — Ratings on Debt Obligations	A-1

Appendix B — Summary of Managers’ Proxy Voting Policy & Procedures	B-1

Appendix C — Summary of Proxy Voting Policy and Procedures for ClearBridge Advisors, LLC	C-1

Appendix D — Proxy Voting Policies and Procedures — Western Asset Management Company and Western Asset Management Company Limited	D-1

Appendix E — Batterymarch Financial Management, Inc. Proxy Voting Philosophy	E-1
EX-99.A.7: AMENDMENT NO.6 TO FIRST AMENDED AND RESTATED MASTER TRUST AGREEMENT
EX-99.A.8: AMENDMENT NO.7 TO FIRST AMENDED AND RESTATED MASTER TRUST AGREEMENT
EX-99.A.9: AMENDMENT NO. 8 TO FIRST AMENDED AND RESTATED MASTER TRUST AGREEMENT
EX-99.A.10: AMENDMENT NO. 9 TO FIRST AMENDED AND RESTATED MASTER TRUST AGREEMENT
EX-99.A.11: AMENDMENT NO. 10 TO FIRST AMENDED AND RESTATED MASTER TRUST AGREEMENT
EX-99.A.12: AMENDMENT NO. 11 TO FIRST AMENDED AND RESTATED MASTER TRUST AGREEMENT
EX-99.D.1: MANAGEMENT AGREEMENT
EX-99.D.2: MANAGEMENT AGREEMENT
EX-99.D.3: MANAGEMENT AGREEMENT
EX-99.D.4: MANAGEMENT AGREEMENT
EX-99.D.5: MANAGEMENT AGREEMENT
EX-99.D.6: MANAGEMENT AGREEMENT
EX-99.D.7: MANAGEMENT AGREEMENT
EX-99.D.8: SUBADVISORY AGREEMENT
EX-99.D.9: SUBADVISORY AGREEMENT
EX-99.D.10: SUBADVISORY AGREEMENT
EX-99.D.11: SUBADVISORY AGREEMENT
EX-99.D.12: SUBADVISORY AGREEMENT
EX-99.D.13: SUBADVISORY AGREEMENT
EX-99.D.14: SUBADVISORY AGREEMENT
EX-99.D.15: SUBADVISORY AGREEMENT
EX-99.D.16: SUBADVISORY AGREEMENT
EX-99.M.1: AMENDED SHAREHOLDER SERVICS AND DISTRIBUTION PLAN
EX-99.N: FORM OF AMENDED RULE 18F-3D MULTIPLE CLASS PLAN
EX-99.P.5: CODE OF ETHICS OF WESTERN ASSET AND WESTERN ASSET LIMITED
EX-99.P.6: CODE OF ETHICS
MANAGEMENT OF THE TRUST
Service Providers
      The following organizations provide services to the Trust

Name Provider	Service

Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “manager”)	Investment Manager

ClearBridge Advisors, LLC (“ClearBridge”)	Sub-adviser

Batterymarch Financial Management, Inc. (“Batterymarch”)	Sub-adviser

Western Asset Management Company (“Western Asset”)	Sub-adviser

Western Asset Management Company Limited (“Western Asset Limited”)	Sub-adviser

Legg Mason Investor Services, Inc. (“LMIS” or a “distributor”)	Distributor

Citigroup Global Markets Inc. (“CGMI” or a “distributor”)	Distributor

State Street Bank and Trust Company (“State Street” or “custodian”)	Custodian

PFPC Inc. (“PFPC” or the “transfer agent”)	Transfer Agent
These organizations and the functions they perform for the Trust are discussed in the Funds’ prospectuses and in this SAI.

TRUSTEES AND OFFICERS
      The business and affairs of the Trust are managed by the Board of Trustees (the “Board”). The Board elects officers who are responsible for the day-to-day operations of the Funds and who execute policies authorized by the Board.
      The current Trustees, including the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (“Independent Trustees”), and executive officers of the Trust, their birth years, their principal occupations during the past five years (their titles may have varied during that period), the number of investment companies associated with Legg Mason, Inc. (“Legg Mason”) the Trustees oversee, and other board memberships they hold, are set forth below. The Trust has called a meeting of the Funds’ shareholders to consider several proposals, including the election of a new Board.

				Number of
				Portfolios
		Term of		in Fund
	Position(s)	Office* and		Complex
Name, Address†, and	Held with	Length of	Principal Occupation(s)	Overseen	Other Directorships
Year of Birth	Trust	Time Served	During Past 5 Years	by Trustee	Held by Trustee**

Interested Trustee:

Dwight B. Crane Birth Year: 1937	Trustee	Since 1995	Professor — Harvard Business School (since 1969) Independent Consultant (since 1969)	46	None

Burt N. Dorsett Birth Year: 1930	Trustee	Since 1991	Retired. President — Dorsett McCabe Capital Management Inc.; (1986-2004); Chief Investment Officer — Leeb Capital Management, Inc. (1999-2003)	24	None

Elliot S. Jaffe Birth Year: 1926	Trustee	Since 1991	Chairman of The Dress Barn Inc.	24	The Dress Barn Inc.

Stephen E. Kaufman Birth Year: 1932	Trustee	Since 1995	Attorney	36	Trustee, Consulting Group Capital Markets Funds

Cornelius C. Rose, Jr. Birth Year: 1933	Trustee	Since 1991	Chief Executive Officer — Performance Learning Systems	24

R. Jay Gerken*** Legg Mason & Co. 399 Park Avenue 4th Floor New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director, Legg Mason & Co., LLC (“Legg Mason & Co.”), Chairman of the Board, Director, or Trustee of 166 funds associated with LMPFA and its affiliates; President, LMPFA (since 2006); Chairman, President and Chief Executive Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates; formerly, Chairman, Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management (“CFM”) (2002 to 2005); formerly, Chairman, President and Chief Executive Officer, Travelers Investment Adviser Inc. (2002 to 2005).	166	Trustee, Consulting Group Capital Markets Funds

*	Trustees serve until their successors are elected and qualified.

**	This column includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

***	Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the investment manager or its affiliates.

†	The address of each Trustee is c/o R. Jay Gerken, 399 Park Avenue, New York, New York 10022. The address of each of the officers is 399 Park Avenue, New York, New York 10022, unless otherwise noted.

Number of
Portfolios
		Term of		in Fund
	Position(s)	Office* and		Complex	Other Directorships
Name, Address†, and	Held with	Length of	Principal Occupation(s)	Overseen	Held
Year of Birth	Trust	Time Served	During Past 5 Years	by Trustee	by Trustee**

Officers:

Ted P. Becker Birth Year: 1951	Chief Compliance Officer	Since 2006	Managing Trustee of Compliance at Legg Mason & Co. (2005 to present); Chief Compliance Officer with certain mutual funds associated with Legg Mason & Co. (since 2006); Chief Compliance Officer of LMPFA and certain affiliates; Managing Trustee of Compliance at Citigroup Asset Management (“CAM,” a group of affiliated investment advisers, which included SBFM, Smith Barney Asset Management and CFM and other affiliated investment advisory entities) (2002 to 2005). Prior to 2002, Managing Trustee-Internal Audit & Risk Review at Citigroup Inc.	N/A	N/A

John Chiota Birth Year: 1968	Chief Anti- Money Laundering Compliance Officer	Since 2006	Vice President of Legg Mason & Co. or its predecessors (since 2004); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. (since 2006). Prior to August 2004, Chief Anti-Money Laundering Compliance Officer of TD Waterhouse.	N/A	N/A

Robert I. Frenkel Legg Mason & Co. 300 First Stamford Place Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003	Managing Director and General Counsel of Global Mutual Funds for Legg Mason & Co. and its predecessors (since 2000); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. (since 2003). Previously, Secretary of CFM (2001 to 2004).	N/A	N/A

Kaprel Ozsolak Birth Year:	Treasurer and Chief Financial Officer	Since 2004	Director of Legg Mason & Co. or its predecessors; Treasurer and Chief Financial Officer of certain mutual funds associated with the manager or its affiliates. Previously, controller of certain mutual funds associated with Legg Mason & Co. or its predecessors (2002 to 2004).	N/A	N/A

Steven Frank Birth Year:	Controller	Since 2006	Vice President of LMC or its predecessors; Controller of certain mutual funds associated with LMPFA or its affiliates	N/A	N/A

*	Trustees serve until their successors are elected and qualified.

**	This column includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

***	Mr. Gerken is an “interested person” of the Trust as defined in the 1940 Act because he is an officer of the investment manager or its affiliates.

†	The address of each Trustee is c/o R. Jay Gerken, 399 Park Avenue, New York, New York 10022. The address of each of the officers is 399 Park Avenue, New York, New York 10022, unless otherwise noted.
     The Board has an audit committee (the “Audit Committee”) that is composed of all of the Independent Trustees. In accordance with its written charter adopted by the Board of Trustees, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the fund. The Audit Committee oversees the scope of the Fund’s audits, the Fund’s accounting and financial reporting policies and practices and their internal controls. The Audit Committee approves, and recommends to the Independent Trustees of the Trust for their ratification, the selection, appointment, retention or termination of the Trust’s independent registered public accounting firm and approves the compensation of the independent registered public accounting firm. The Audit Committee also approves all audit and permissible non-audit services provided to the Funds by the independent registered public accounting firm and all permissible non-audit services provided by the Funds’ independent registered public accounting firm and all permissible non-audit services provided by the Portfolios’ independent registered public accounting firm to Batterymarch, ClearBridge, Western Asset or Western Asset Limited; (each a “subadviser”) and to LMPFA and any affiliated service providers if the engagement relates directly to the Funds’ operations and financial reporting. During the most recent fiscal year, the Audit Committee met                     .
      The Board also has a standing nominating and governance committee (the “Nominating Committee”). All Independent Trustees are members of the Nominating Committee. The Nominating Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. The Nominating Committee does not have a procedure to consider nominees recommended by shareholders. During the most recent fiscal year, the Nominating Committee                     .
      The Trust also has a Pricing Committee composed of the Chairman of the Board and one Independent Trustee that is charged with determining fair value prices for securities when required. During the Funds’ most recent fiscal year the Pricing Committee met                     times.

	Pension or		Number of
	Retirement	Compensation	Funds for
	Benefits Accrued	from Fund and	Which Trustee
	as Part of Fund	Fund Complex	Serves Within
Independent Trustees	Expenses	Paid to Trustees	Fund Complex

Dwight B. Crane(1)	$0	$233,300	46

Burt N. Dorsett	$0	$64,600	24

Elliot S. Jaffe	$0	$70,000	24

Stephen E. Kaufman	$0	$150,200	36

Cornelius C. Rose, Jr.	$0	$81,000	24

Interested Trustee

R. Jay Gerken	$0	N/A	169

(1)	Designates the lead Trustee.

†	Pursuant to a deferred compensation plan, Mr. Dorsett has elected to defer payment of the following amount of his compensation from the Fund: $2,112.
      Until its termination as described below, an emeritus plan is available to Board Members. Under the plan, at age 72, the Independent Trustees may elect to change to emeritus status, and any Independent Trustee elected or appointed to the Board is required, at age 80, to change to emeritus status (“Emeritus Trustee”). Emeritus Trustees are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the Independent Trustees, together with reasonable out-of-pocket expenses for each meeting attended. Emeritus Trustees are permitted to attend meetings, but have no voting rights.
      Mr. Herbert Barg currently serves as an Emeritus Trustee under the plan. During the fiscal year ended December 31, 2005, he received $37,750 for his service as an Emeritus Trustee. Mr. Martin Brody currently serves as an Emeritus Trustee under the plan. During the fiscal year ended December 31, 2005, he received $25,000 for his service as an Emeritus Trustee. Mr. Joseph McCann currently serves as an Emeritus Trustee under the plan. During the fiscal year ended December 31, 2005, he received $37,750 for his service as an Emeritus Trustee. The Board voted to terminate the emeritus plan effective January 1, 2007, and to adopt the Emeritus Retirement Plan for the purpose of providing the payments described below to current and retiring Board Members. Notwithstanding the termination of the plan, Messrs. Barg, Brody and McCann will be permitted to continue their emeritus service in accordance with the emeritus plan until the date on which new Board Members elected at an upcoming shareholder meeting accept their elections and commence service as Board Members.

      On June 28, 2006, the Trustees voted to establish a mandatory retirement age of 75 for current Trustees and 72 for future Board Members who do not currently oversee another fund within the fund complex. Mr. Dorsett, a current Trustee who will attain the age of 75 prior to January 1, 2007, will retire as of December 31, 2006. Messrs. Kaufman and Rose have opted to retire on the same date. Mr. Jaffe, a current Trustee who will attain the age of 80 prior to January 1, 2007, will retire as of December 31, 2006.
      Each current and retiring Trustee will be entitled to receive under the Emeritus Retirement Plan an aggregate benefit generally equal to the compensation the Trustee would have received under the emeritus plan, discussed above, had the plan remained in effect. This benefit will be paid in quarterly installments unless a Trustee elects to receive a lump sum payment calculated on a net present value basis. Additionally, although Mr. Crane has been nominated to serve on another board going forward, the Emeritus Retirement Plan provides for Mr. Crane to receive payment of a similar retirement benefit, in a lump sum (calculated on a net present value basis) or in quarterly installments, from the funds that Mr. Crane will no longer oversee as a result of the proposed realignment of the Boards. The aggregate benefit (calculated on a net present value basis) to which each emeritus or retiring Trustee or Mr. Crane is each entitled under the Emeritus Retirement Plan is set forth below.

Emeritus/Retiring Board Member	Aggregate Benefit (Net Present Value)($)

Herbert Barg	208,305

Martin Brody	153,564

Dwight B. Crane	82,228

Burt N. Dorsett	286,616

Elliot S. Jaffe	286,616

Stephen E. Kaufman	286,616

Joseph McCann	286,616

Cornelius C. Rose, Jr.	221,176
      Each Fund overseen by an emeritus or retiring Trustee will pay a pro rata share (based upon asset size) of the aggregate benefit to such emeritus or retiring Board Member. Legg Mason or its affiliates will reimburse each Fund an amount equal to 50% of the emeritus and retiring Trustee benefits paid by the Fund.
      For the calendar year ended December 31, 2005, the Trustees beneficially owned equity securities of the funds within the dollar ranges presented in the table below:

		Aggregate Dollar Range of Equity
	Dollar Range of	Securities in All Registered Investment
	Equity Securities Owned	Companies Overseen By Trustee in
Name of Trustee	in Each Series of the Fund	Family of Investment Companies

Independent Trustees

Dwight B. Crane	None	Over $	100,000

Burt N. Dorsett	None		None

Elliott S. Jaffe	None		None

Stephen E. Kaufman	None		None

Cornelius C. Rose, Jr.	None	Over $	100,000

Interested Trustee

R. Jay Gerken	None	Over $	100,000
      As of December 31, 2005, none of the Independent Trustees, or their immediate family members, owned beneficially or of record any securities in any manager or distributors of the Fund, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with any adviser or principal distributor of the Fund.
      The Trust has adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allows Independent Trustees to defer the receipt of all or a portion of the Trustees’ fees earned until a later date specified by the Independent Trustees. The deferred fees earn a return based on notional investments selected by the Independent Trustees. The balance of the deferred fees payable may change depending upon the investment performance. Any gains or losses incurred in the deferred balances are reported in the statement of operations under “trustees’ fees.” Under the Plan, deferred fees are considered a general obligation of the Fund and any payments made pursuant to the Plan will be made from the Fund’s general assets. As of December 31, 2005, the Trust has accrued $18,149 as deferred compensation. The Board of Trustees voted to discontinue offering the Plan to its members, effective January 1, 2007. This change will have no effect on fees previously deferred.
      Trustees and officers as a group owned less than 1% of the outstanding shares of beneficial interest of the Trust. To the knowledge of the Trust, as of                     2006, the following shareholders or “groups” (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934, owned beneficially or of record 5% or more of the shares of the following Portfolios:

Shareholder	Shares Held	Percent Ownership

      No officer, director or employee of Legg Mason or parent or subsidiaries of Legg Mason receives any compensation from the Trust for servicing as an officer or director of the Trust. Each Fund supervised by the Board pays a pro rata share of fees of Independent Trustees based upon asset size. Each Fund currently pays each Independent Trustee its pro rata share of an annual fee of $50,000 plus $5,500 for each one-day meeting attended in person, plus $100 for each telephonic meeting attended, and reimburses Independent Trustees for travel and out-of-pocket expenses incurred in connection with Board meetings. The Lead Trustee also receives an additional annual fee of $10,000 for his services. During the fiscal year ending December 31, 2005, all Funds supervised by the Board reimbursed Independent Trustees expenses in an aggregate amount of $36,916.
      The following table shows the compensation paid by each Fund during the fiscal year ended December 31, 2005 and other Legg Mason Partners Funds for the calendar year ended December 31, 2005 to each Trustee during the Trust’s last fiscal year. The Trust does not pay retirement benefits to its Trustees and officers.
Aggregate Compensation From Fund

Independent Trustees	EI(1)	VG&I(2)	IHG(3)	MM(4)	ACV(5)

Dwight B. Crane*	$6,818	$129	$91	$60	$72

Burt N. Dorsett	$4,731	$69	$14	$10	$17

Elliot S. Jaffe	$5,165	$68	$25	$20	$29

Stephen E. Kaufman	$5,582	$80	$35	$30	$39

Cornelius C. Rose, Jr.	$5,994	$73	$25	$30	$30

Interested Trustee

R. Jay Gerken	$0	$0	$0	$0	$0
Aggregate Compensation From Fund†

Independent Trustees	APP(6)	VEG(7)	FV(8)	DSIP(9)	SBVIE(10)	C&I(11)

Dwight B. Crane	$3,679	$279	$3,670	$482	$67	$96

Burt N. Dorsett	$2,544	$176	$2,543	$314	$14	$79

Elliot S. Jaffe	$2,769	$180	$2,766	$337	$25	$68

Stephen E. Kaufman	$2,999	$204	$2,995	$371	$35	$74

Cornelius C. Rose, Jr.	$3,216	$206	$3,207	$385	$26	$80

Interested Trustee

R. Jay Gerken	$0	$0	$0	$0	$0	$0

*	Lead Trustee

(1)	EI — Equity Index Portfolio

(2)	VG&I — Growth and Income Portfolio

(3)	IHG — Intermediate High Grade Fund; the Fund was liquidated on September 16, 2005.

(4)	MM — Salomon Brothers Variable Money Market Fund; On July 8, 2005, pursuant to a plan of reorganization, the Fund’s assets and certain liabilities were acquired by Smith Barney Money Market Fund, a series of Legg Mason Partners Variable Portfolios III, Inc.

(5)	VACV — Salomon Brothers Variable All Cap Value Fund; On July 8, 2005, pursuant to a plan of reorganization, the Fund’s assets and certain liabilities were acquired by Fundamental Value Fund, a series of the Fund.

(6)	APP — Appreciation Portfolio

(7)	VEG — Aggressive Growth Portfolio

(8)	FV — Fundamental Value Portfolio

(9)	DSIP — Diversified Strategic Income Portfolio

(10)	VIE — Salomon Brothers Variable International Equity Fund; on July 8, 2005, pursuant to a plan of reorganization, the Fund’s assets and certain liabilities were acquired by Smith Barney International All Cap Growth Fund, a series of Legg Mason Partners Variable Portfolios III, Inc.

(11)	C&I — Capital and Income Portfolio.

INVESTMENT GOALS AND POLICIES OF EACH FUND
      The Trust’s prospectuses discuss the investment goals of the Funds currently offered by the Trust and the policies to be employed to achieve those goals. This section contains supplemental information concerning the types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize and certain risks attendant to such investments, policies and strategies.
      The Trust is registered with the Securities and Exchange Commission (“SEC”), as an open-end management investment company, and is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Amended and Restated Master Trust Agreement (the “Master Trust Agreement”) authorizes the Board of Trustees to divide the Trust’s shares into two or more series related to separate investment portfolios and further allows the Board to establish additional series at any time.
      The Trust is currently divided into multiple Funds, each with its own investment objective, policies and restrictions. Each Fund is diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). There can be no assurance that a Fund will achieve its investment objective.
      The sub-advisers of each Fund perform the day-to-day portfolio management of each Fund, except that, with respect to Appreciation Portfolio, Aggressive Growth Portfolio, Equity Index Portfolio and Fundamental Value Portfolio, LMPFA manages the cash and short-term investments of the Fund.
Appreciation Portfolio
      The Fund invests primarily in equity and equity-related securities believed to afford attractive opportunities for appreciation. The Fund may also hold securities convertible into common stocks and warrants. When the sub-adviser believes that a conservative or defensive investment posture is warranted or when opportunities for capital appreciation do not appear attractive, the Fund may invest temporarily in debt obligations, preferred securities or short-term money market instruments. The Fund may from time to time lend its portfolio securities and invest up to 10% of its assets (at the time of investment) in foreign securities. The Fund may invest directly in foreign issuers or invest in depository receipts.
      The Fund may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation.
      The Fund may not invest in a master demand note if as a result more than 10% of the value of the Fund’s total assets would be invested in such notes and other illiquid securities. The Fund may invest up to 10% of the value of its net assets in restricted securities and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days.
      The purpose of the acquisition or sale of a futures contract by the Fund is to mitigate the effects of fluctuations in the value of its securities caused by anticipated changes in interest rates, market conditions or currency values without actually buying or selling the securities.

Capital and Income Portfolio
      The Fund invests in equity and fixed income securities of both U.S. and foreign issuers. The Fund seeks to generate income and appreciation by allocating Fund assets to income and non-income producing equity and equity related securities, including common stocks, real estate investment trusts and convertible securities, including synthetic convertible securities. To generate income and enhance exposure to the equity markets, the Fund will purchase investment grade and high yield fixed income securities or unrated securities of equivalent quality along with options on securities indices. Securities rated below investment grade are commonly referred to as “junk bonds.” Fixed income securities may be of any maturity.
      By investing in a combination of equity and fixed income securities, the Fund seeks to produce a pattern of total return that moves with the S&P 500 Index, while generating high income. The Fund may also use options, futures and options on futures to increase exposure to part or all of the market or to hedge against adverse changes in the market value of its securities. The Fund may write covered put and call options on securities. The Fund may invest in yield curve options. The Fund may invest in swaps, caps, floors, collars and swaptions. The Fund may enter into short sales including short sales against the box.
      The Fund’s investments in equity securities may include common stocks traded on an exchange or in the over-the-counter market, preferred stocks, warrants, rights, convertible securities, trust certificates, limited partnership interests, equity-linked debt securities, depository receipts, real estate investment trusts and other equity participations. The Fund may lend portfolio securities up to 10% of the Fund’s total assets.
      The Fund’s investments in fixed income securities may include bonds, notes (including structured notes), mortgage-related and asset-backed securities, convertible securities, preferred stocks and money market instruments. Fixed income securities may have all types of interest rate, payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in kind and auction rate features. The price of fixed income securities will go down if interest rates go up, or the credit rating of the security is downgraded or the issuer defaults on its obligation to pay principal or interest. The Fund may invest up to 10% of its total assets in corporate loans.
      Because the Fund may invest in securities of foreign issuers, the Fund carries additional risks. Prices of foreign securities may go down because of foreign government actions, political instability or the more limited availability of accurate information about foreign companies. Currency fluctuations could erase investment gains or add to investment losses.
Diversified Strategic Income Portfolio
      The Fund invests primarily in three types of fixed-income securities: U.S. government and mortgage-related securities, foreign government bonds and corporate bonds rated below investment grade. Below investment grade securities are commonly referred to as “junk bonds.” The Fund may invest up to 20% of its total assets in emerging market debt rated below investment grade.
      The Fund may invest in Eurodollar and Yankee obligations. Up to 20% of the Fund’s total assets may be invested in cash and money market instruments at any time. Although the Fund invests primarily in fixed income securities, it may invest up to 20% of its assets in common stock and other equity-related securities, including convertible securities, preferred stock, warrants and rights.
      The Fund may also invest in fixed-income securities issued by supranational organizations and may engage in transactions in options, interest rate futures contracts, options on interest rate futures contracts, forward currency contracts, options on foreign currencies and foreign currency futures contracts. Up to 5% of the Fund’s assets may be invested in developing countries.
      The Fund may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation.
      The Fund may not invest in a master demand note if as a result more than 10% of the value of the Fund’s total assets would be invested in such notes and other illiquid securities. The Fund may invest up to 15% of the value under its net assets in restricted securities and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days. This restriction will not apply to securities subject to Rule 144A of the Securities Act of 1933, as amended (the “1933 Act”). The Fund does not currently intend to commit more than 5% of the Fund’s net assets to reverse repurchase agreements.
      The Fund may invest up to 15% of its total assets in corporate loans.
      The Fund also may purchase put and call options. Because of this and current trading conditions, the Fund expects to purchase not only call or put options issued by the Options Clearing Corporation (“OCC”), but also options in the domestic and foreign over-the-counter markets. The Fund expects to write options only if a secondary market exists on a U.S. securities exchange or in the over-the-counter market.
      The purpose of the acquisition or sale of a futures contract by the Fund is to mitigate the effects of fluctuations in the value of its securities caused by anticipated changes in interest rates, market conditions or currency values without actually buying or selling the securities.
Equity Index Portfolio
      The Fund invests primarily in common stocks included in the S&P 500 Index. The Fund will seek to achieve its goal by owning substantially all 500 stocks in the S&P 500 Index in proportion to their actual market capitalization weightings. The Fund will be reviewed daily and adjusted, when necessary, to maintain security weightings as close to those of the S&P 500 Index as possible, given the amount of assets in the Fund at that time.
      The Fund may invest up to 5% of its assets in equity securities that are not included in the S&P 500 Index if the sub-adviser believes such investments will assist the Fund in approximating the return of the S&P 500 Index.
      The Fund may use up to an additional 20% of its assets to enter into stock index futures and related options to increase efficiency, may lend portfolio securities and write covered options to help offset operating expenses, and may acquire money market instruments. Fund turnover is expected to be lower than for most other investment companies.
      No attempt will be made to manage the Fund in the traditional sense using economic, financial and market analysis, nor will the adverse financial situation of an issuer necessarily result in the elimination of its securities from the Fund, unless the securities are removed from the S&P 500 Index. From time to time, administrative adjustments may be made in the Fund because of changes in the composition of the S&P 500 Index.
      The Fund uses the S&P 500 Index as its standard for performance comparison because the S&P 500 Index is well known to investors and is representative of the performance of publicly traded U.S. common stocks.
      The S&P 500 Index is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange (the “NYSE”). The Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) chooses the stocks to be included in the S&P 500 Index solely on a statistical basis. The S&P 500 Index is a trademark of S&P and inclusion of a stock in the S&P 500 Index in no way implies an opinion by S&P as to its attractiveness as an investment. S&P is neither a sponsor of nor in any way affiliated with the Fund.
      The Fund’s ability to replicate the performance of the S&P 500 Index will depend to some extent on the size of cash flows into and out of the Fund. Investment changes to accommodate these cash flows will be made to maintain the similarity of the Fund’s assets to the S&P 500 to the maximum extent practicable.
      The Fund may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation.

      The Fund may not invest in a master demand note if as a result more than 10% of the value of the Fund’s total assets would be invested in such notes and other illiquid securities. The Fund may invest up to 10% of the value of its net assets in restricted securities and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days.
      The Fund may purchase call options on stock indexes listed on U.S. securities exchanges for the purpose of hedging their portfolio.
      The Fund in anticipation of the purchase of securities may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.
Fundamental Value Portfolio
      The Fund invests primarily in common stocks and common stock equivalents of companies the sub-adviser believes are undervalued in the marketplace. The Fund’s investment in common stocks and common stock equivalents, include preferred stocks and other securities convertible into common stocks.
      The Fund may also invest up to 10% of its assets in securities rated less than investment grade by Moody’s Investors Service, Inc. (“Moody’s”), S&P or the equivalent by another nationally recognized statistical rating organization (“NRSRO”) or, in unrated securities deemed by the sub-adviser to be of comparable quality.
      The Fund may invest up to 35% of its assets in interest-paying debt securities such as U.S. government securities, and other securities, including convertible bonds, convertible preferred stock and warrants.
      The Fund also may lend its portfolio securities and enter into short sales against the box.
      The Fund may, as a cash management tool, hold up to 35% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation.
      The Fund may not invest in a master demand note if as a result more than 10% of the value of the Fund’s total assets would be invested in such notes and other illiquid securities. The Fund may invest up to 15% of the value of its net assets in restricted securities and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days.
      The Fund also may purchase put and call options. Because of this and current trading conditions, the Fund expects to purchase not only call or put options issued by the OCC but also options in the domestic and foreign over-the-counter markets. The Fund expects to write options only if a secondary market exists on a U.S. securities exchange or in the over-the-counter market.
      The Fund may also write call and buy put options on stock indexes.
Aggressive Growth Portfolio
      The Fund invests primarily in common stocks of companies that the sub-adviser believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies that comprise the S&P 500 Index. The Fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, a significant portion of the Fund’s assets may be invested in the securities of small to medium-sized companies because such companies often achieve higher earnings growth rates.
      The Fund also may invest in special situations involving new management, special products and techniques, unusual developments, mergers or liquidations. Investments in unseasoned companies and special situations often involve much greater risks than are inherent in ordinary investments, because securities of such companies may be more likely to experience unexpected fluctuations in price.

      The Fund may invest in securities that have above-average volatility of price movement. Because prices of common stocks and other securities fluctuate, the value of an investment in the Fund will vary based upon its investment performance. The Fund attempts to reduce overall exposure to risk from declines in securities prices by spreading its investments over many different companies in a variety of industries. There is, however, no assurance that the Fund will be successful in achieving its objective.
      The Fund may invest up to 20% of its total assets in securities of foreign issuers. Additionally, the Fund may invest up to 15% of the value of its total assets in restricted securities (i.e., securities that may not be sold without registration under the 1993 Act, and in other securities not having readily available market quotations. The Fund may enter into repurchase agreements with domestic banks and broker-dealers, which involve certain risks.
      The Fund may, as a cash management tool, hold up to 35% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation.
      The Fund may not invest in a master demand note if as a result more than 10% of the value of the Fund’s total assets would be invested in such notes and other illiquid securities. The Fund may invest up to 15% of the value of its net assets in restricted securities and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days.
Growth and Income Portfolio
      The Fund invests primarily in income-producing equity securities, including dividend-paying common stocks, securities that are convertible into common stocks and warrants. The Fund may invest the remainder of its assets in money market instruments, as well as in corporate bonds, convertible securities and mortgage-related securities rated investment grade or deemed to be of comparable quality.
      The Fund may enter into repurchase agreements, lend fund securities, enter into interest rate and stock index futures and related options, purchase or sell securities on a when-issued or delayed-delivery basis and write covered options.
      The Fund may, as a cash management tool, hold up to 20% of the value of its total assets in cash and invest in short-term instruments and, for temporary defensive purposes, may hold cash and invest in short-term instruments without limitation.
      The Fund may not invest in a master demand note if as a result more than 10% of the value of the Fund’s total assets would be invested in such notes and other illiquid securities. The Fund may invest up to 10% of the value of its net assets in restricted securities and in other securities that are not readily marketable, including repurchase agreements maturing in more than seven days.
      The purpose of the acquisition or sale of a futures contract by the Fund is to mitigate the effects of fluctuations in the value of its securities caused by anticipated changes in interest rates, market conditions or currency values without actually buying or selling the securities.
Investment Objectives, Management Policies And Risk Factors
      Supplemental information is set out below concerning the types of securities and other instruments in which the Funds may invest, the investment policies and strategies that the Funds may utilize and certain risks attendant to those investments, policies and strategies.
      Equity Securities. Common stock is an interest in a company, limited liability company, or similar entity that entitles the holder to a share in the profits of the company, in the form of dividends, and the proceeds from a sale or liquidation of the company. The interests of common shareholders are the most junior in a corporate structure. This means that in the event of the bankruptcy of the company its creditors and any holders of a preferred class of equity securities are paid before the common stockholders are entitled to receive anything. However, any assets of the company in excess of the amount owed to creditors or preferred stockholders are shared pro-rata among the common stockholders. Common stockholders normally have voting control of the company and are entitled to vote on the election of directors and certain fundamental corporate actions.
      Preferred stocks are equity securities, but they have many characteristics of fixed income securities. Their similarities to fixed income securities generally cause preferred stocks to trade more like debt instruments than common stocks. Thus, the value of preferred stocks reflects the credit risk of the company and the dividend yield on the preferred stocks compared to prevailing interest rates. Preferred stocks are entitled to receive dividends before any dividend is paid to the holders of common stock. The dividend may be at a fixed or variable dividend payment rate, may be payable on fixed dates or at times determined by the company and may be payable in cash, additional shares of preferred stock or other securities. Many preferred stocks are redeemable at the option of the company after a certain date. Holders of preferred stock are also entitled to receive a payment upon the sale or liquidation of a company before any payment is made to the company’s common stockholders. However, preferred stock is an equity security and, therefore, is junior in priority of payment to the company’s creditors in the event of a bankruptcy, including holders of the company’s debt securities. This junior ranking to creditors makes preferred stock riskier than fixed income securities.
      Convertible securities are preferred stocks or fixed income securities that are convertible at the option of the holder, or in some circumstances at the option of the issuing company, at a stated exchange rate or formula into the company’s common stock or other equity securities. At the time a company sells the convertible securities, the conversion price is normally higher than the market price of the common stock. A holder of convertible securities will generally receive interest or dividends at a rate lower than comparable debt securities, but the holder has the potential for additional gain if the market value of the common stock exceeds the conversion price.
      When the market price of the common stock is below the conversion price, convertible securities tend to trade like fixed income securities. If the market price of the common stock is higher than the conversion price, convertible securities tend to trade like the common stock. Convertible securities rank senior to common stocks in an issuer’s capital structure and consequently may be of higher quality and entail less risk than the issuer’s common stock.
      Certain Funds may invest in synthetic convertible securities. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally involved in holding the securities comprising the synthetic convertible security.
      Unlike a convertible security, which is a single security, a synthetic convertible security is comprised of distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are typically created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities may be listed on a securities exchange or on Nasdaq or may be privately traded. The components of a synthetic convertible security generally are not offered as a unit and may be purchased and sold by the Fund at different times.
      Warrants and stock purchase rights are securities permitting, but not obligating, their holder to purchase other securities, normally the issuer’s common stock. Stock purchase rights are frequently issued as a dividend to a company’s stockholders and represent the right to purchase a fixed number of shares at a fixed or formula price. The price may reflect a discount to the market price. Warrants are generally sold by a company or issuer together with fixed income securities and represent the right to a fixed number of shares of common stock or other securities at a fixed or formula price. The exercise price is normally higher than the market price at the time the company sells the warrant.
      Warrants and stock purchase rights do not carry with them the right to receive dividends on or to vote the securities that they entitle their holders to purchase. They also do not entitle the holder to share in the assets of the company in liquidation. The rights to purchase common stock or other securities conferred by a warrant or stock purchase right can only be exercised on specific dates or for a specific period. Trading in these instruments is affected both by the relationship of the exercise price to the current market price of the common stock or other securities and also by the period remaining until the right or warrant expires. An investment in warrants and stock purchase rights may be considered more speculative than other types of equity investments. A warrant or stock purchase right expires worthless if it is not exercised on or prior to its expiration date.
      Real Estate Investment Trusts (“REITs”). REITs are pooled investment vehicles, which invest primarily in income producing real estate, or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with the applicable requirements of the Internal Revenue Code of 1986, as amended (the “Code”). Debt securities issued by REITs, for the most part, are general and unsecured obligations and are subject to risks associated with REITs.
      Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. An equity REIT may be affected by changes in the value of the underlying properties owned by the REIT. A mortgage REIT may be affected by changes in interest rates and the ability of the issuers of its portfolio mortgages to repay their obligations. REITs are dependent upon the skills of their managers and are not diversified. REITs are generally dependent upon maintaining cash flows to repay borrowings and to make distributions to shareholders and are subject to the risk of default by lessees or borrowers. REITs whose underlying assets are concentrated in properties used by a particular industry, such as health care, are also subject to industry related risks.
      REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT’s investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT’s investment in fixed rate obligations can be expected to decline. If the REIT invests in adjustable rate mortgage loans the interest rates on which are reset periodically, yields on a REIT’s investments in such loans will gradually align themselves to reflect changes in market interest rates. This causes the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, REITs have been more volatile in price than the larger capitalization stocks included in S&P 500 Index.
      Other Investment Companies. Under the 1940 Act, a Fund may not acquire the securities of other domestic or foreign investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund, or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company.
      Securities of other investment companies include shares in a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“exchange traded funds”).
      A Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.
      Short Sales. If a Fund anticipates that the price of a company’s stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund may realize a profit or loss depending on whether the market price of a security decreases or increases between the date of the short sale and the date on which the fund replaces the borrowed security.

Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. Whenever a Fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, each Fund may purchase call options to buy securities sold short by the Fund. Such options would lock in a future price and protect the Fund in case of an unanticipated increase in the price of a security sold short by the Fund.
      To avoid limitations under the 1940 Act on borrowing by investment companies, short sales by a Fund will be “against the box,” or the Fund’s obligation to deliver the securities sold short will be “covered.” A Fund will not make short sales of securities or maintain a short position if doing so could create liabilities or require collateral deposits and segregation of assets aggregating more than 25% of the value of the Fund’s total assets. Management currently intends to limit each Fund’s short sales to shares issued by exchange traded funds. Utilizing this strategy will allow the manager to adjust a Fund’s exposure in a particular sector, in a cost effective and convenient manner, without having to sell a Fund’s holdings of individual stocks in that sector.
      Short Sales “Against the Box.” In a short sale, a Fund borrows from a broker or bank securities identical to those being sold and delivers the borrowed securities to the buying party. The Fund is said to have a short position in the securities sold until it replaces the borrowed securities, at which time it receives the proceeds of the sale. A short sale is “against the box” if the Fund owns or has the right to acquire at no added cost securities identical to those sold short.
      Investing in Small and Medium Capitalization Companies. Investing in the equity securities of small and medium capitalization companies involves additional risks compared to investing in large capitalization companies. Compared to large companies, these companies may have more limited product lines and capital resources; have less established markets for their products; have earnings that are more sensitive to changes in the economy, competition and technology; and be more dependent upon key members of management. The market value of the common stock of small and medium capitalization companies may be more volatile, particularly in response to company announcements or industry events, have less active trading markets and be harder to sell at the time and prices that an adviser considers appropriate.
      Fixed Income Securities. The market value of the obligations held by the Funds can be expected to vary inversely to changes in prevailing interest rates. Investors also should recognize that, in periods of declining interest rates, the Funds’ yield will tend to be somewhat higher than prevailing market rates and, in periods of rising interest rates, the Funds’ yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Funds from the continuous sale of their shares will tend to be invested in instruments producing lower yields than the balance of their portfolios, thereby reducing the Funds’ current yield. In periods of rising interest rates, the opposite can be expected to occur. In addition, securities in which the Funds may invest may not yield as high a level of current income as might be achieved by investing in securities with less liquidity, less creditworthiness or longer maturities.
      The Funds invest in U.S. Government securities, corporate bonds, debentures, non-convertible fixed income preferred stocks, mortgage related securities, asset-backed securities (“ABS”), Eurodollar certificates of deposit, Eurodollar bonds and Yankee bonds.
      Debt Securities Rating Criteria. Investment grade debt securities are those rated “BBB” or higher by the S&P, the equivalent rating of other NRSROs or determined to be of equivalent credit quality by an adviser. Debt securities rated BBB are considered medium grade obligations. Adverse economic conditions or changing circumstances may weaken the issuer’s ability to pay interest and repay principal.
      Below investment grade debt securities are those rated “BB” and below by S&P or the equivalent rating of other NRSROs. Below investment grade debt securities or comparable unrated securities are commonly referred to as “junk bonds” and are considered predominantly speculative and may be questionable as to capacity to make principal and interest payments. Changes in economic conditions are more likely to lead to a weakened capacity to make principal payments and interest payments. The amount of junk bond securities outstanding has proliferated as an increasing number of issuers have used junk bonds for corporate financing. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower quality securities will have an adverse effect on a Fund’s net asset value to the extent it invests in such securities. In addition, the Funds may incur additional expenses to the extent they are required to seek recovery upon a default in payment of principal or interest on their portfolio holdings. The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Fund’s ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Fund could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Fund’s net asset value. Since investors generally perceive that there are greater risks associated with lower quality debt securities of the type in which a Fund may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers’ creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.
      Lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers.
      However, lower rated securities generally involve greater risks of loss of income and principal than higher rated securities. The advisers will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments. The definitions of the ratings of debt obligations may be found in Appendix A following this SAI.
      Ratings as Investment Criteria. In general, the ratings of an NRSRO such as Moody’s and S&P represent the opinions of those agencies as to the quality of debt obligations that they rate. It should be emphasized, however, that these ratings are relative and subjective, are not absolute standards of quality and do not evaluate the market risk of securities. These ratings will be used by the Funds as initial criteria for the selection of portfolio securities, but the Funds also will rely upon the independent advice of their sub-advisers to evaluate potential investments. Among the factors that will be considered is the long-term ability of the issuer to pay principal and interest and general economic trends.
      Subsequent to its purchase by a Fund, an issue of debt obligations may cease to be rated or its rating may be reduced below the minimum required for purchase by that Fund. Neither event will require the sale of the debt obligation by the Fund, but the Fund’s sub-advisers will consider the event in their determination of whether the Fund should continue to hold the obligation. In addition, to the extent that the ratings change as a result of changes in rating organizations or their rating systems or owing to a corporate restructuring of an NRSRO, a Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objectives and policies.
      Bank Obligations. U.S. commercial banks organized under Federal law are supervised and examined by the U.S. Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the FDIC. U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to a portfolio, depending upon the principal amount of CDs of each bank held by the portfolio) and are subject to Federal examination and to a substantial body of Federal law and regulation. As a result of government regulations, U.S. branches of U.S. banks are, among other things, generally required to maintain specified levels of reserves and are subject to other supervision and regulation designed to promote financial soundness.

      Obligations of foreign branches of U.S. banks and of foreign branches of foreign banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks and foreign branches of foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank or about a foreign bank than about a U.S. bank. Obligations of U.S. branches of foreign banks may be general obligations of the parent bank, in addition to being general obligations of the issuing branch, or may be limited by the terms of specific obligations and by governmental regulation as well as governmental action in the country in which the foreign bank is headquartered. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may or may not be required to (a) pledge to the regulator an amount of its assets equal to 5% of its total liabilities by depositing assets with a designated bank within the state and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of state branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank. In view of the foregoing factors associated with the purchase of CDs and TDs issued by foreign branches of U.S. banks, by U.S. branches of foreign banks or by foreign branches of foreign banks, the Funds’ manager or sub-adviser will carefully evaluate such investments on a case-by-case basis.
      Money Market Instruments. A Fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments. Money market instruments include: U.S. government CDs, TDs and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments. CDs are short-term, negotiable obligations of commercial banks. TDs are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers’ acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions. A Fund may invest in cash and in short-term instruments, and it may hold cash and short-term instruments without limitation when the manager or sub-adviser determines that it is appropriate to maintain a temporary defensive posture. Short-term instruments in which a Fund may invest include: (a) obligations issued or guaranteed as to principal and interest by the United States government, its agencies or instrumentalities (including repurchase agreements with respect to such securities); (b) bank obligations (including CDs, TDs and bankers’ acceptances of domestic or foreign banks, domestic savings and loan associations and similar institutions); (c) floating rate securities and other instruments denominated in U.S. dollars issued by international development agencies, banks and other financial institutions, governments and their agencies or instrumentalities and corporations located in countries that are members of the Organization for Economic Cooperation and Development; and (d) commercial paper rated no lower than A-2 by S&P or Prime-2 by Moody’s or the equivalent from another major rating service or, if unrated, of an issuer having an outstanding, unsecured debt issue then rated within the three highest rating categories.
      Repurchase Agreements. Each Fund may agree to purchase securities from a bank or recognized securities dealer and simultaneously commit to resell the securities to the bank or dealer at an agreed-upon date and price reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities (“repurchase agreements”). Each Fund would maintain custody of the underlying securities prior to their repurchase; thus, the obligation of the bank or dealer to pay the repurchase price on the date agreed to would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price, plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 102% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses and/or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. government securities that are on the Federal Reserve Bank of New York’s list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by the manager or sub-adviser. The manager or sub-adviser will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement to equal at least 102% of the repurchase price (including accrued interest). In addition, the manager or sub-adviser will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to 102% or greater than the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. The manager or sub-adviser will mark-to-market daily the value of the securities.
      Pursuant to an exemptive order issued by the SEC, each Fund, along with other affiliated entities managed by the manager or sub-adviser, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.
      Mortgage-Backed Securities. Certain Funds may invest in mortgage related securities. The average maturity of pass-through pools of mortgage backed securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.
      Mortgage-backed securities may be classified as private, governmental or government related, depending on the issuer or guarantor. Private mortgage backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage backed securities are backed by the full faith and credit of the United States. Government National Mortgage Association (“GNMA”), the principal U.S. guarantor of such securities, is a wholly owned corporation within the Department of Housing and Urban Development. Government related mortgage backed securities are not backed by the full faith and credit of the United States. Issuers of these securities include the Federal National Mortgage Association (“FNMA”) and Federal Home Loan Mortgage Corporation (“FHLMC”). FNMA is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a government-sponsored corporation owned entirely by private stockholders that is subject to general regulation by the Secretary of Housing and Urban Development. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.
      The Funds expect that private and governmental entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments; that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage backed securities are developed and offered to investors, a Fund, consistent with its investment objectives and policies, will consider making investments in those new types of securities. A Fund may invest in government stripped mortgage related securities, collateralized mortgage obligations (“CMOs”) collateralized by mortgage loans or mortgage pass-through certificates and zero coupon securities, which, because of changes in interest rates, may be more speculative and subject to greater fluctuations in value than securities that currently pay interest. CMOs are obligations fully collateralized by a portfolio of mortgages or mortgage related securities. Payments of principal and interest on the mortgages are passed through to the holders of the CMOs on the same schedule as they are received, although certain classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a Fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage related securities. The Funds also may invest in pass-through securities backed by adjustable rate mortgages that have been introduced by GNMA, FNMA and FHLMC. These securities bear interest at a rate that is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed rate mortgages. The Funds will purchase only mortgage related securities issued by persons that are governmental agencies or instrumentalities or fall outside, or are excluded from, the definition of investment company under the 1940 Act.
      Asset-Backed Securities. Certain Funds may invest in asset-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card and automobile loan receivables, representing the obligations of a number of different parties. Asset-backed securities arise through the grouping by governmental, government-related and private organizations of loans, receivables and other assets originated by various lenders. Interests in pools of these assets differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal paid at maturity or specified call dates. Instead, asset-backed securities provide periodic payments, which generally consist of both interest, and principal payments.
      Corporate asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.
      Corporate asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors to make payments on underlying assets, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an instrument in such a security.
      Mortgage Dollar Roll Transactions. In a mortgage dollar roll transaction, a Fund sells a mortgage related security to a financial institution, such as a bank or a broker-dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage related securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale, is intended to generate income for a Fund exceeding the yield on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities. At the time a Fund enters into a mortgage dollar roll transaction, it will place in a segregated custodial account liquid securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that the equivalent value is maintained. Mortgage dollar roll transactions are considered to be borrowings by a Fund.
      High Yield Securities. High yield securities are medium or lower rated securities and unrated securities of comparable quality, sometimes referred to as “junk bonds.” Generally, such securities offer a higher current yield than is offered by higher rated securities, but also (i) will likely have some quality and protective characteristics that, in the judgment of the rating organizations, are outweighed by large uncertainties or major risk exposures to adverse conditions and (ii) are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations. The market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher quality bonds. In addition, medium and lower rated securities and comparable unrated securities generally present a higher degree of credit risk. The risk of loss because of default by these issuers is significantly greater because medium and lower rated securities generally are unsecured and frequently subordinated to the prior payment of senior indebtedness. In light of these risks, the sub-advisers, in evaluating the creditworthiness of an issue, whether rated or unrated, take various factors into consideration, which may include, as applicable, the issuer’s financial resources, its sensitivity to economic conditions and trends, the operating history of and the community support for the facility financed by the issue, and the ability of the issuer’s management and regulatory matters. In addition, the market value of securities in lower rated categories is more volatile than that of higher quality securities, and the markets in which medium and lower rated securities are traded are more limited than those in which higher rated securities are traded. The existence of limited markets may make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing its securities and calculating its net asset value. Moreover, the lack of a liquid trading market may restrict the availability of securities for the Fund to purchase and may also have the effect of limiting the ability of the Fund to sell securities at their fair value either to meet redemption requests or to respond to changes in the economy or the financial markets.
      Lower rated debt obligations also present risks based on payment expectations. If an issuer calls the obligation for redemption, a Fund may have to replace the security with a lower yielding security, resulting in a decreased return for investors. Also, the principal value of bonds moves inversely with movements in interest rates; in the event of rising interest rates, the value of the securities held by the Fund may decline more than a portfolio consisting of higher rated securities. If the Fund experiences unexpected net redemptions, it may be forced to sell its higher rated bonds, resulting in a decline in the overall credit quality of the securities held by the Fund and increasing the exposure of the Fund to the risks of lower rated securities. Investments in zero coupon bonds may be more speculative and subject to greater fluctuations in value because of changes in interest rates than bonds that pay interest currently.
      Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require sale of these securities by the Fund, but the sub-adviser will consider the event in determining whether the Fund should continue to hold the security.
      Non-Publicly Traded Securities. Non-publicly traded securities may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by a Fund. In addition, companies whose securities are not publicly traded are not subject to the disclosure and other investor protection requirements that may be applicable if their securities were publicly traded.

      Supranational Entities. Debt securities issued by supranational organizations such as the International Bank for Reconstruction and Development (commonly referred to as the World Bank), which was chartered to finance development projects in developing member countries; and the Asian Development Bank, which is an international development bank established to lend funds, promote investment and provide technical assistance to member nations in the Asian and Pacific regions. As supranational entities do not possess taxing authority, they are dependent upon their members’ continued support in order to meet interest and principal payments.
      ADRs, EDRs and GDRs. American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) or other securities representing underlying shares of foreign companies. ADRs are publicly traded on exchanges or over-the-counter in the United States and are issued through “sponsored” or “unsponsored” arrangements. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depository’s transaction fees, whereas under an unsponsored arrangement, the foreign issuer assumes no obligation and the depository’s transaction fees are paid by the ADR holders. In addition, less information is available in the United States about an unsponsored ADR than about a sponsored ADR, and the financial information about a company may not be as reliable for an unsponsored ADR as it is for a sponsored ADR. A Fund may invest in ADRs through both sponsored and unsponsored arrangements.
      Eurodollar Instruments and Yankee Bonds. Eurodollar instruments are bonds of corporate and government issuers that pay interest and principal in U.S. dollars but are issued in markets outside the United States, primarily in Europe. Yankee bonds are bonds of foreign governments and their agencies and foreign banks and corporations that pay interest in U.S. dollars and are typically issued in the U.S. ECDs are U.S. dollar-denominated certificates of deposit issued by foreign branches of domestic banks.

Foreign Securities.
      Risks of Non-U.S. Investments. To the extent a Fund invests in the securities of non-U.S. issuers, those investments involve considerations and risks not typically associated with investing in the securities of issuers in the U.S. These risks are heightened with respect to investments in countries with emerging markets and economies. The risks of investing in securities of non-U.S. issuers or issuers with significant exposure to non-U.S. markets may be related, among other things, to (i) differences in size, liquidity and volatility of, and the degree and manner of regulation of, the securities markets of certain non-U.S. markets compared to the securities markets in the U.S.; (ii) economic, political and social factors; and (iii) foreign exchange matters, such as restrictions on the repatriation of capital, fluctuations in exchange rates between the U.S. dollar and the currencies in which a Fund’s portfolio securities are quoted or denominated, exchange control regulations and costs associated with currency exchange. The political and economic structures in certain non-U.S. countries, particularly emerging markets, are expected to undergo significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
      Unanticipated political or social developments may affect the values of a Fund’s investments in such countries. The economies and securities and currency markets of many emerging markets have experienced significant disruption and declines. There can be no assurances that these economic and market disruptions will not continue.
      Foreign Securities Markets and Regulations. There may be less publicly available information about non-U.S. markets and issuers than is available with respect to U.S. securities and issuers. Non-U.S. companies generally are not subject to accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies. The trading markets for most non-U.S. securities are generally less liquid and subject to greater price volatility than the markets for comparable securities in the U.S. The markets for securities in certain emerging markets are in the earliest stages of their development. Even the markets for relatively widely traded securities in certain non-U.S. markets, including emerging countries, may not be able to absorb, without price disruptions, a significant increase in trading volume or trades of a size customarily undertaken by institutional investors in the U.S. Additionally, market making and arbitrage activities are generally less extensive in such markets, which may contribute to increased volatility and reduced liquidity. The less liquid a market, the more difficult it may be for a Fund to accurately price its portfolio securities or to dispose of such securities at the times determined by the adviser to be appropriate. The risks associated with reduced liquidity may be particularly acute in situations in which a Fund’s operations require cash, such as in order to meet redemptions and to pay its expenses.
      Economic, Political and Social Factors. Certain non-U.S. countries, including emerging markets, may be subject to a greater degree of economic, political and social instability than is the case in the U.S. and Western European countries. Such instability may result from, among other things: (i) authoritarian governments or military involvement in political and economic decision making; (ii) popular unrest associated with demands for improved economic, political and social conditions; (iii) internal insurgencies; (iv) hostile relations with neighboring countries; and (v) ethnic, religious and racial disaffection and conflict. Such economic, political and social instability could significantly disrupt the financial markets in such countries and the ability of the issuers in such countries to repay their obligations. Investing in emerging countries also involves the risk of expropriation, nationalization, confiscation of assets and property or the imposition of restrictions on foreign investments and on repatriation of capital invested. In the event of such expropriation, nationalization or other confiscation in any emerging country, a Fund could lose its entire investment in that country. Certain emerging market countries restrict or control foreign investment in their securities markets to varying degrees. These restrictions may limit a Fund’s investment in those markets and may increase the expenses of the Fund. In addition, the repatriation of both investment income and capital from certain markets in the region is subject to restrictions such as the need for certain governmental consents. Even where there is no outright restriction on repatriation of capital, the mechanics of repatriation may affect certain aspects of a Fund’s operation. Economies in individual non-U.S. countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency valuation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many non-U.S. countries have experienced substantial, and in some cases extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, very negative effects on the economies and securities markets of certain emerging countries. Economies in emerging countries generally are dependent heavily upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been, and may continue to be, affected adversely by economic conditions in the countries with which they trade.
      Currency Risks. The value of the securities quoted or denominated in foreign currencies may be adversely affected by fluctuations in the relative currency exchange rates and by exchange control regulations. A Fund’s investment performance may be negatively affected by a devaluation of a currency in which the Fund’s investments are quoted or denominated. Further, a Fund’s investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.
      Custodian Services and Related Investment Costs. Custodian services and other costs relating to investment in international securities markets generally are more expensive than in the U.S. Such markets have settlement and clearance procedures that differ from those in the U.S. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of a Fund to make intended securities purchases because of settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to a Fund because of a subsequent decline in value of the portfolio security or could result in possible liability to the Fund. In addition, security settlement and clearance procedures in some emerging countries may not fully protect a Fund against loss or theft of its assets.

      Withholding and Other Taxes. The Funds may be subject to taxes, including withholding taxes imposed by certain non-U.S. countries on income (possibly including, in some cases, capital gains) earned with respect to a Fund’s investments in such countries. These taxes will reduce the return achieved by a Fund. Treaties between the U.S. and such countries may reduce the otherwise applicable tax rates.
      Currency Exchange Rates. A Fund’s share value may change significantly when the currencies, other than the U.S. dollar, in which that Fund’s investments are quoted or denominated, strengthen or weaken against the U.S. dollar. Currency exchange rates generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries as seen from an international perspective. Currency exchange rates can also be affected unpredictably by intervention by U.S. or foreign governments or central banks or by currency controls or political developments in the United States or abroad.
      Forward Currency Contracts. The Funds may invest in securities quoted or denominated in foreign currencies, may hold currencies to meet settlement requirements for foreign securities and may engage in currency exchange transactions in order to protect against uncertainty in the level of future exchange rates between a particular foreign currency and the U.S. dollar or between foreign currencies in which a Fund’s securities are or may be quoted or denominated. Forward currency contracts are agreements to exchange one currency for another, for example, to exchange a certain amount of U.S. dollars for a certain amount of Japanese Yen at a future date. The date (which may be any agreed upon fixed number of days in the future), the amount of currency to be exchanged and the price at which the exchange will take place will be negotiated with a currency trader and fixed for the term of the contract at the time a Fund enters into the contract. To assure that a Fund’s forward currency contracts are not used to achieve investment leverage, the Fund will segregate cash or high grade securities with its custodian in an amount at all times equal to or exceeding the Fund’s commitment with respect to these contracts.
      Forward currency contracts (i) are traded in an interbank market conducted directly between currency traders (typically commercial banks or other financial institutions) and their customers, (ii) generally have no deposit requirements, and (iii) are typically consummated without payment of any commissions. The Funds, however, may enter into forward currency contracts containing either or both deposit requirements and commissions. At or before the maturity of a forward currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund’s entering into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.
      In hedging specific portfolio positions, a Fund may enter into a forward contract with respect to either the currency in which the positions are denominated or another currency deemed appropriate by the Fund’s sub-adviser. The amount the Fund may invest in forward currency contracts is limited to the amount of the Fund’s aggregate investments in foreign currencies. Risks associated with entering into forward currency contracts include the possibility that the market for forward currency contracts may be limited with respect to certain currencies and, upon a contract’s maturity, the inability of a Fund to negotiate with the dealer to enter into an offsetting transaction. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. In addition, the correlation between movements in the prices of those contracts and movements in the price of the currency hedged or used for cover will not be perfect. There is no assurance an active forward currency contract market will always exist. These factors will restrict a Fund’s ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular security. In addition, although forward currency contracts limit the risk of loss owing to a decline in the value of the hedged currency, at the same time they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated, a Fund may not be able to contract to sell currency at a price above the devaluation level it anticipates. The successful use of forward currency contracts as a hedging technique draws upon special skills and experience with respect to these instruments and usually depends on the ability of the Fund’s sub-adviser to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, the Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if those strategies had not been used. Many forward currency contracts are subject to no daily price fluctuation limits so adverse market movements could continue with respect to those contracts to an unlimited extent over a period of time.
      To attempt to hedge against adverse movements in exchange rates between currencies, a Fund may enter into forward currency contracts for the purchase or sale of a specified currency at a specified future date. Such contracts may involve the purchase or sale of a foreign currency against the U.S. dollar or may involve two foreign currencies. A Fund may enter into forward currency contracts either with respect to specific transactions or with respect to its portfolio positions. For example, when the manager anticipates making a purchase or sale of a security, it may enter into a forward currency contract in order to set the rate (either relative to the U.S. dollar or another currency) at which the currency exchange transaction related to the purchase or sale will be made (“transaction hedging”). Further, when the manager believes that a particular currency may decline compared to the U.S. dollar or another currency, a Fund may enter into a forward contract to sell the currency the manager expects to decline in an amount approximating the value of some or all of a Fund’s securities denominated in that currency, or when the manager believes that one currency may decline against a currency in which some or all of the portfolio securities held by a Fund are denominated, it may enter into a forward contract to buy the currency expected to appreciate for a fixed amount (“position hedging”). In this situation, a Fund may, in the alternative, enter into a forward contract to sell a different currency for a fixed amount of the currency expected to decline where the subadvisor believes that the value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the value of the currency in which portfolio securities of a fund are denominated (“cross hedging”). A Fund will segregate (i) cash, (ii) U.S. government securities or (iii) equity securities or debt securities (of any grade) in certain currencies provided such assets are liquid, unencumbered and marked to market daily, with a value equal to the aggregate amount of the Fund’s commitments under forward contracts entered into with respect to position hedges and cross-hedges. If the value of the segregated securities declines, additional cash or securities are segregated on a daily basis so that the value of the amount will equal the amount of a Fund’s commitments with respect to such contracts.
      Options on Securities and Securities Indices. Certain Funds may purchase put and call options on any security in which they may invest or options on any securities index based on securities in which they may invest. A Fund would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options it has purchased.
      Writing Covered Call and Put Options on Securities and Securities Indices. Certain Funds may also write (sell) covered call and put options on any securities and on any securities index composed of securities in which it may invest. Options on securities indices are similar to options on securities, except that the exercise of securities index options requires cash payments and does not involve the actual purchase or sale of securities. In addition, securities index options are designed to reflect price fluctuations in a group of securities or segments of the securities market rather than price fluctuations in a single security.
      A Fund may cover call options on a securities index by owning securities whose price changes are expected to be similar to those of the underlying index, or by having an absolute and immediate right to acquire such securities without additional cash consideration (or for additional consideration if cash in such amount is segregated) upon conversion or exchange of other securities in its portfolio. A Fund may cover call and put options on a securities index by segregating assets with a value equal to the exercise price.
      Purchasing Call and Put Options. Certain Funds may purchase call options in anticipation of an increase in the market value of securities of the type in which they may invest. The purchase of a call option will entitle a Fund, in return for the premium paid, to purchase specified securities at a specified price during the option period. A Fund will ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise, the Fund will realize either no gain or a loss on the purchase of the call option. A Fund may normally purchase put options in anticipation of a decline in the market value of securities in its portfolio (“protective puts”) or in securities in which it may invest. The purchase of a put option will entitle the Fund, in exchange for the premium paid, to sell specified securities at a specified price during the option period. The purchase of protective puts is designed to offset or hedge against a decline in the market value of the Fund’s securities. Put options may also be purchased by a Fund for the purpose of affirmatively benefiting from a decline in the price of securities which it does not own.
      The Fund will ordinarily realize a gain if, during the option period, the value of the underlying securities decreased below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the Fund will realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying portfolio securities.
      Swaps, Caps, Floors, Collars and Swaptions. As one way of managing its exposure to different types of investments, certain Funds may enter into interest rate swaps, currency swaps, and other types of swap agreements, such as caps, collars, floors and swaptions. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same notional amount, for a specified period of time. If a swap agreement provides for payment in different currencies, the parties might agree to exchange the notional principal amount as well. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayments rates.
      In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. A swaption is an option to buy or sell a swap position.
      Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to exchange payments in dollars for payments in a foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield.
      Swap agreements are sophisticated risk management instruments that typically require a small cash investment relative to the magnitude of risks assumed. As a result, swaps can be highly volatile and may have a considerable impact on a Fund’s performance. Swap agreements are subject to credit risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. The Fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions. The Funds will maintain in a segregated account cash or liquid securities equal to the net amount, if any, of the excess of the Fund’s obligations over its entitlements with respect to swap, cap, collar, floor or swaption transactions.
      Yield Curve Options. Certain Funds may enter into options on the “spread,” or yield differential, between two fixed income securities, in transactions referred to as “yield curve” options. In contrast to other types of options, a yield curve option is based on the difference between the yields of designated securities, rather than the prices of the individual securities, and is settled through cash payments. Accordingly, a yield curve option is profitable to the holder if this differential widens (in the case of a call) or narrows (in the case of a put), regardless of whether the yields of the underlying securities increase or decrease. Yield curve options may be used for the same purposes as other options on securities. Specifically, a Fund may purchase or write such options for hedging purposes. For example, the Fund may purchase a call option on the yield spread between two securities, if it owns one of the securities, anticipates purchasing the other security and wants to hedge against an adverse change in the yield spread between the two securities. A Fund may also purchase or write yield curve options for other than hedging purposes (i.e., in an effort to increase its current income) if, in the judgment of the advisers, the Fund will be able to profit from movements in the spread between the yields of the underlying securities. The trading of yield curve options is subject to all of the risks associated with the trading of other types of options. In addition, however, such options present risk of loss even if the yield of one of the underlying securities remains constant, if the spread moves in a direction or to an extent that was not anticipated.
      Yield curve options written by a Fund will be “covered.” A call (or put) option is covered if the Fund holds another call (or put) option on the spread between the same two securities and maintains in a segregated account with its custodian cash or cash equivalents sufficient to cover the Fund’s net liability under the two options. Therefore, the Fund’s liability for such a covered option is generally limited to the difference between the amount of the Fund’s liability under the option written by the Fund less the value of the option held by the Fund. Yield curve options may also be covered in such other manner as may be in accordance with the requirements of the counterparty with which the option is traded and applicable laws and regulations. Yield curve options are traded over-the-counter and because they have been only recently introduced, established trading markets for these securities have not yet developed.
      Risks of Trading Options. There is no assurance that a liquid secondary market on an options exchange will exist for any particular exchange-traded option, or at any particular time. If a Fund is unable to effect a closing purchase transaction with respect to covered options it has written, the Fund will not be able to sell the underlying securities or dispose of its segregated assets until the options expire or are exercised. Similarly, if a Fund is unable to effect a closing sale transaction with respect to options it has purchased, it will have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.
      Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) restrictions may be imposed by an exchange on opening or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the OCC may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options on that exchange, if any, that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
      A Fund may terminate its obligations under an exchange-traded call or put option by purchasing an option identical to the one it has written. Obligations under over-the-counter options may be terminated only by entering into an offsetting transaction with the counter-party to such option. Such purchases are referred to as “closing purchase transactions.”
      A Fund may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over the counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the SEC changes its position, a Fund will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to the formula.
      Transactions by a Fund in options on securities and indices will be subject to limitations established by each relevant exchange, board of trade or other trading facility governing the maximum number of options in each class which may be written or purchased by a single investor or group of investors acting in concert. Thus, the number of options that a Fund may write or purchase may be affected by options written or purchased by other investment advisory clients. An exchange, board of trade or other trading facility may order the liquidations of positions found to be in excess of these limits, and it may impose certain other sanctions. The writing and purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The successful use of protective puts for hedging purposes depends in part on an adviser’s ability to predict future price fluctuations and the degree of correlation between the options and securities markets. The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price movements can take place in the underlying markets that cannot be reflected in the options markets. In addition to the risks of imperfect correlation between a Fund’s portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost. This could occur as a result of unanticipated movements in the price of the securities comprising the securities index on which the option is based.
      Futures Contracts and Related Options. The Commodity Futures Trading Commission (“CFTC”) has eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. The Trust is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, the Trust is not restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. The Trust, however, continues to have policies with respect to futures and options thereon as set forth below. All futures and options on futures positions will be covered by owning the underlying security or segregation of assets. With respect to long positions in a futures contract or option (e.g., futures contracts to purchase the underlying instrument and call options purchased or put options written on these futures contracts or instruments), the underlying value of the futures contract at all times will be covered by liquid assets segregated on the Fund’s records.
      A Fund may lose the expected benefit of these futures or options transactions and may incur losses if the prices of the underlying securities or commodities move in an unanticipated manner. In addition, changes in the value of a Fund’s futures and options positions may not prove to be perfectly or even highly correlated with changes in the value of its fund securities. Successful use of futures and related options is subject to the sub-adviser’s ability to predict correctly movements in the direction of the securities markets generally, which ability may require different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures and options contracts may only be closed out by entering into offsetting transactions on the exchange where the position was entered into (or a linked exchange), and as a result of daily price fluctuation limits there can be no assurance that an offsetting transaction could be entered into at an advantageous price at any particular time. Consequently, a Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of its portfolio securities that are being hedged or the Fund may not be able to close a futures or options position without incurring a loss in the event of adverse price movements.
      A Fund will incur brokerage costs whether or not its hedging is successful and will be required to post and maintain “margin” as a good-faith deposit against performance of its obligations under futures contracts and under options written by the Fund. Futures and options positions are marked to the market daily and a Fund may be required to make subsequent “variation” margin payments depending upon whether its positions increase or decrease in value. In this context margin payments involve no borrowing on the part of a Fund.
      U.S. Government Securities. The U.S. government securities in which a Fund may invest include debt obligations of varying maturities issued by the U.S. Treasury or issued or guaranteed by an agency or instrumentality of the U.S. government, including the Federal Housing Administration, Federal Financing Bank, Farmers Home Administration, Export-Import Bank of the U.S., Small Business Administration, GNMA, General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Home Loan Banks, FHLMC, FNMA, Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association, Resolution Fund Corporation and

various institutions that previously were or currently are part of the Farm Credit System. Some U.S. government securities, such as U.S. Treasury bills, Treasury notes and Treasury bonds, which differ only in their interest rates, maturities and times of issuance, are supported by the full faith and credit of the United States. Others are supported by: (i) the right of the issuer to borrow from the U.S. Treasury, such as securities of the Federal Home Loan Banks; (ii) the discretionary authority of the U.S. Government to purchase the agency’s obligations, such as securities of FNMA; or (iii) only the credit of the issuer, such as securities of FHLMC. No assurance can be given that the U.S. government will provide financial support in the future to U.S. government agencies, authorities or instrumentalities that are not supported by the full faith and credit of the United States. Securities guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities include: (i) securities for which the payment of principal and interest is backed by an irrevocable letter of credit issued by the U.S. government or any of its agencies, authorities or instrumentalities; and (ii) participations in loans made to foreign governments or other entities that are so guaranteed. The secondary market for certain of these participations is limited and, therefore, may be regarded as illiquid. U.S. government securities may include zero coupon securities that may be purchased when yields are attractive and/or to enhance portfolio liquidity. Zero coupon U.S. government securities are debt obligations that are issued or purchased at a significant discount from face value. The discount approximates the total amount of interest the security will accrue and compound over the period until maturity or the particular interest payment date at a rate of interest reflecting the market rate of the security at the time of issuance. Zero coupon U.S. government securities do not require the periodic payment of interest. These investments benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of cash. These investments may experience greater volatility in market value than U.S. government securities that make regular payments of interest. A Fund accrues income on these investments for tax and accounting purposes that are distributable to shareholders and which, because no cash is received at the time of accrual, may require the liquidation of other portfolio securities to satisfy the Fund’s distribution obligations, in which case the Fund will forgo the purchase of additional income producing assets with these funds. Zero coupon U.S. government securities include STRIPS and CUBES, which are issued by the U.S. Treasury as component parts of U.S. Treasury bonds and represent scheduled interest and principal payments on the bonds.
      Exchange Rate-Related U.S. Government Securities. Certain Funds may invest up to 5% of their assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries (“Exchange Rate-Related Securities”). The interest payable on these securities is denominated in U.S. dollars, is not subject to foreign currency risk and, in most cases, is paid at rates higher than most other U.S. Government Securities in recognition of the foreign currency risk component of Exchange Rate-Related Securities.
      Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed as a combination of those forms. Investments in Exchange Rate-Related Securities entail special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated by the sub-adviser at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the Fund over the term of the security. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by the U.S. or foreign governments or intervention by central banks could also affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for a particular

Exchange Rate-Related Security because of conditions in the debt and foreign currency markets. Illiquidity in the forward foreign exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related Security prior to maturity without incurring a significant price loss.
      Custodial Receipts. Certain Funds may acquire custodial receipts or certificates, such as CATS, TIGRs and FICO Strips, underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments or both on certain notes or bonds issued by the U.S. Government, its agencies, authorities or instrumentalities. The underwriters of these certificates or receipts purchase a U.S. government security and deposit the security in an irrevocable fund or custodial account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payments on the U.S. government security. Custodial receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon U.S. government securities, described above. Although typically under the terms of a custodial receipt a Fund is authorized to assert its rights directly against the issuer of the underlying obligation, the Fund may be required to assert through the custodian bank such rights as may exist against the underlying issuer. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the issuer. In addition, if the Fund or custodial account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in respect of any taxes paid.
      When-Issued and Delayed Delivery Securities. Each Fund may purchase securities, including U.S. government securities, on a when-issued basis or may purchase or sell securities for delayed delivery. In such transactions, delivery of the securities occurs beyond the normal settlement period, but no payment or delivery is made by a Fund prior to the actual delivery or payment by the other party to the transaction. The purchase of securities on a when-issued or delayed delivery basis involves the risk that the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction. When-issued and delayed delivery transactions will be fully collateralized by segregated liquid assets.
      Repurchase Agreements. Under the terms of a typical repurchase agreement, a Fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund’s holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund’s holding period. A Fund may enter into repurchase agreements with respect to U.S. government securities with member banks of the Federal Reserve System and certain non-bank dealers. Under each repurchase agreement, the selling institution is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The manager or sub-adviser, acting under the supervision of the Board, reviews on an ongoing basis the value of the collateral and the creditworthiness of those non-bank dealers with whom the Fund enters into repurchase agreements. In entering into a repurchase agreement, a Fund bears a risk of loss in the event the other party to the transaction defaults on its obligations and the Fund is delayed or prevented from exercising its rights to dispose of the underlying securities, including the risk of a possible decline in the value of the underlying securities during the period in which the Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or a part of the income from the agreement.
      Reverse Repurchase Agreements. Certain Funds may enter into reverse repurchase agreements with the financial institutions with which it may enter into repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities to a financial institution and agrees to repurchase them at a mutually agreed upon date, price and rate of interest. During the period between the sale and repurchase, the Fund would not be entitled to principal and interest paid on the securities sold by the Fund. The Fund, however, would seek to achieve gains derived from the difference between the current sale price and the forward price for the future purchase as well as the interest earned on the proceeds on the initial sale. Reverse repurchase agreements will be viewed as borrowings by a Fund for the purpose of calculating the Fund’s indebtedness and will have the effect of leveraging the Fund’s assets.
      Borrowing. Leverage increases investment risk as well as investment opportunity. If the income and investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of a Fund’s shares will rise faster than would otherwise be the case. On the other hand, if the income and investment gains fail to cover the cost, including interest, of the borrowings, or if there are losses, the net asset value of a Fund’s shares will decrease faster than otherwise would be the case.
      Lending Fund Securities. Consistent with applicable regulatory requirements, a Fund may lend portfolio securities to brokers, dealers and other financial organizations. Cash, letters of credit or U.S. government securities will collateralize a Fund’s loan of securities. A Fund will maintain the collateral in an amount at least equal to the current market value of the loaned securities. From time to time, a Fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party that is unaffiliated with the Fund and is acting as a “finder.” A Fund will comply with the following conditions whenever it loans securities: (i) the Fund must receive at least 102% cash collateral or equivalent securities from the borrower; (ii) the borrower must increase the collateral whenever the market value of the securities loaned rises above the level of the collateral; (iii) the Fund must be able to terminate the loan at any time; (iv) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (v) the Fund may pay only reasonable custodian fees in connection with the loan; and (vi) voting rights on the loaned securities may pass to the borrower except that, if a material event adversely affecting the investment in the loaned securities occurs, the Board must terminate the loan and regain the right to vote the securities. From time to time, a Fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with a Fund. LMIS or CGMI, the Fund’s co-distributors, and are acting as “finders,” a part of the interest earned from the investment of collateral received for securities loaned.
      Generally, the borrower will be required to make payments to a Fund in lieu of any dividends the Fund would have otherwise received had it not loaned the shares to the borrower. Any such payments, however, will not be treated as “qualified dividend income” for purposes of determining what portion of the Fund’s regular dividends (as defined below) received by individuals may be taxed at the rates generally applicable to long-term capital gains (see “Taxes” below).
      Illiquid Securities. Securities that cannot be resold at their approximate carrying value within seven days are considered to be illiquid securities. Repurchase agreements maturing in more than seven days will be considered illiquid. Securities subject to restrictions on resale under the 1933 Act, are considered illiquid unless they are eligible for resale pursuant to Rule 144A or another exemption from the registration requirements of the 1933 Act and are determined to be liquid by the sub-adviser. The sub-advisers determine the liquidity of Rule 144A and other restricted securities according to procedures adopted by the Board. The Board monitors the sub-advisers’ application of these guidelines and procedures. The inability of a Fund to dispose of illiquid investments readily or at reasonable prices could impair the Fund’s ability to raise cash for redemptions or other purposes.
      Corporate Loans. Corporate loans are negotiated and underwritten by a bank or syndicate of banks and other institutional investors. A Fund may acquire an interest in corporate loans through the primary market by acting as one of a group of lenders of a corporate loan. The primary risk in an investment in corporate loans is that the borrower may be unable to meet its interest and/or principal payment obligations. The occurrence of such default with regard to a corporate loan in which the Portfolio had invested would have an adverse effect on the fund’s net asset value. Corporate loans in which the Portfolios may invest may be collateralized or uncollateralized and senior or subordinate. Investments in uncollateralized and/or subordinate loans entail a greater risk of nonpayment than do investments in corporate loans which hold a more senior position in the borrower’s capital structure or are secured with collateral.
      Certain Funds may also acquire an interest in corporate loans by purchasing both participations (“Participations”) in and assignments (“Assignments”) of portions of corporate loans from third parties. By purchasing a Participation, the Fund acquires some or all of the interest of a bank or other leading institution in a loan to a corporate borrower. Participations typically will result in the Fund having a contractual relationship only with the lender and not the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the Participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund will acquire Participations only if the lender interpositioned between the Fund and the borrower is determined by the sub-adviser to be creditworthy. When the Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan. However, since Assignments are arranged through private negotiations between potential assignees and assignors, the rights and obligations acquired by the Fund as the purchaser of an Assignment may differ from, and be more limited than, those held by the assigned lender.
      In addition, the Fund may have difficulty disposing of its investments in corporate loans. The liquidity of such securities is limited and the portfolio anticipates that such securities could be sold only to a limited number of institutional investors. The lack of a liquid secondary market could have an adverse impact on the value of such securities and on the portfolio’s ability to dispose of particular Assignments or Participations when necessary to meet the Fund’s liquidity needs or in response to a specific economic event, such as a deterioration in the creditworthiness of the borrower. The lack of a liquid secondary market for corporate loans also may make it more difficult for the Fund to assign a value to those securities for purposes of valuing the Fund’s investments and calculating its net asset value. The Funds’ policy limiting their illiquid securities will be applicable to investments in corporate loans.
      Leverage. If a Fund borrows and uses the proceeds to make additional investments, income and appreciation from such investments will improve its performance if they exceed the associated borrowing costs but will impair its performance if they are less than such borrowing costs. This speculative factor is known as “leverage.” Leverage creates an opportunity for increased returns to shareholders of the Funds but, at the same time, creates special risks. For example, leverage may exaggerate changes in the net asset value of the Fund’s shares. Although the principal or stated value of such borrowings will be fixed, the Fund’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest or dividend expenses for the Fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceed the interest or dividends the Fund will have to pay in respect thereof, the Fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the Fund will be less than if leverage had not been used. If the amount of income from the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required fluids. Depending on market or other conditions, such liquidations could be disadvantageous to the Fund.
      Securities of Unseasoned Issuers. Certain Funds may invest in securities of unseasoned issuers, which may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and may be dependent on products or services without an established market share.
      Temporary Investments. For temporary defensive purposes, during periods when the sub-adviser of a Fund believes that pursuing a Fund’s basic investment strategy may be inconsistent with the best interests of its shareholders, that Fund may invest its assets in the following money market instruments: U.S. government securities (including those purchased in the form of custodial receipts), repurchase agreements, CD and bankers’ acceptances issued by U.S. banks or savings and loan associations having assets of at least $500 million as of the end of their most recent fiscal year and high quality commercial paper. A Fund’s U.S. dollar-denominated temporary investments are managed by manager or sub-adviser. A Fund also may hold a portion of its assets in money market instruments or cash in amounts designed to pay expenses, to meet anticipated redemptions or pending investment in accordance with its objectives and policies. Any temporary investments may be purchased on a when-issued basis. A Fund’s investment in any other short-term debt instruments would be subject to the Fund’s investment objectives and policies, and to approval by the Board. For further discussion regarding money market instruments, see the section entitled, “Money Market Instruments” above.
      For the same purposes, certain Funds may invest in obligations issued or guaranteed by foreign governments or by any of their political subdivisions, authorities, agencies or instrumentalities that are rated at least “AA” by an NRSRO, or if unrated, are determined by the adviser to be of equivalent quality. A Fund may also invest in obligations of foreign banks, but will limit its investments in such obligations to U.S. dollar-denominated obligations of foreign banks which at the time of investment (i) have assets with a value of more than $10 billion; (ii) are among the 75 largest foreign banks in the world, based on the amount of assets; (iii) have branches in the United States; and (iv) are of comparable quality to obligations issued by United States banks in which the Fund may invest in the opinion of the Fund’s sub-adviser.
Portfolio Holdings Disclosure
      The Trust has adopted policies and procedures with respect to the disclosure of the Funds’ portfolio securities and any ongoing arrangements to make available information about the Funds’ portfolio securities. Under the policy, if information about a Fund’s portfolio holdings is released pursuant to an ongoing arrangement with any party, the Fund must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a Fund, nor LMPFA, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a Fund’s portfolio securities will be reviewed at least annually by the Trust’s Board.
      The approval of the Fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with LMPFA’s legal department, as necessary. Exceptions to the policies are reported to the Trust’s Board at its next regularly scheduled meeting.
      Each of the Funds discloses its complete portfolio holdings approximately 25 days after quarter-end on the Manager’s website, www.leggmason.com/ InvestorServices.
      Set forth below is a list, as of [          ], of those parties with whom LMPFA, on behalf of a Fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay Before Dissemination

State Street Bank and Trust Co., (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholders Services (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 days after quarter end
Lipper	Quarterly	25 days after quarter end
S&P	Quarterly	25 days after quarter end
Morningstar	Quarterly	25 days after quarter end
Vestek	Daily	None
Factset	Daily	None

      Portfolio holdings information for the Funds may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay Before Dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 day
Callan	Quarterly	25 days after quarter end
Mercer	Quarterly	25 days after quarter end
EVestment Alliance	Quarterly	25 days after quarter end
CRA RogersCasey	Quarterly	25 days after quarter end
Cambridge Associates	Quarterly	25 days after quarter end
Marco Consulting	Quarterly	25 days after quarter end
Wilshire	Quarterly	25 days after quarter end
Informa Investment Services (Efron)	Quarterly	25 days after quarter end
CheckFree (Mobius)	Quarterly	25 days after quarter end
Nelsons Information	Quarterly	25 days after quarter end
Investors Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Quarterly	Sent the 1-3 business day following the end of a quarter
Elkins/ McSherry	Quarterly (calendar)	Sent the first business day following the end of a quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	Sent 6-8 business days following month end
Fitch	Monthly	Sent 6-8 business days following month end
Liberty Hampshire	Weekly and Month End	None
Sun Trust	Weekly and Month End	None
New England Pension Consultants	Quarterly	25 Days after quarter end
Evaluation Associates	Quarterly	25 days after quarter end
Watson Wyatt	Quarterly	25 days after quarter end
Moody’s	Weekly Tuesday Night	1 business day
S&P	Weekly Tuesday Night	1 business day
The Bank of New York	Daily	None
      With respect to each such arrangement, the Fund has a legitimate business purpose for the release of information. The release of the information is subject to trading restrictions and/or confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon the information provided by LMPFA on behalf of the Funds. Neither the Funds, LMPFA nor any other affiliated party receives compensation or any other consideration in connection with such arrangements.

Investment Restrictions
      The Funds have adopted the following fundamental investment restrictions for the protection of shareholders. These restrictions cannot be changed without approval by the holders of a “majority of the outstanding voting securities” of each Fund affected by the change, as defined under the 1940 Act. Following the list of each Fund’s fundamental investment restrictions which is set forth below is a list of other policies or restrictions that are not fundamental. Investment policies and restrictions that are not fundamental may be changed by the Board of Trustees without shareholder approval. If a Fund adheres to a percentage restriction at the time of an investment by the Fund, a later increase or decrease in percentage resulting solely from a change in values of portfolio securities or amount of total or net assets will not be considered a violation of such percentage restriction. As discussed under “Proposed Investment Restrictions” below, the Trust is proposing to change the fundamental investment restrictions with respect to the Funds.
Current Fundamental Investment Restrictions
      The investment policies adopted by the Trust prohibit a Fund from:

1. Investing in a manner that would cause it to fail to be a “diversified company” under the 1940 Act and the rules, regulations and orders thereunder.

2. Borrowing money, except that (a) the Fund may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the Fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the Portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

3. Engaging in the business of underwriting securities issued by other persons, except to the extent that the Fund may technically be deemed to be an underwriter under the 1933 Act, in disposing of portfolio securities.

4. Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the Fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with a Fund’s investment objective and policies); or (d) investing in real estate investment trust securities.

5. Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the Fund may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

6. Invest more than 25% of its total assets in securities, the issuers of which conduct their principal business activities in the same industry. For purposes of this limitation, securities of the U.S. government (including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

7. Issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.
Current Non-Fundamental Investment Restrictions

8. Investing in oil, gas or other mineral exploration or development programs, except that the Funds may invest in the securities of companies that invest in or sponsor these programs.

9. Purchasing any securities on margin (except for such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities). For purposes of this restriction, the deposit or payment by the Fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

10. Purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof, except as permitted under the Fund’s investment goals and policies.

11. Purchasing restricted securities, illiquid securities or other securities that are not readily marketable if more than 10% (15% in the case of the Fundamental Value Portfolio, Aggressive Growth Portfolio, and Diversified Strategic Income Portfolio) of the total assets of the Fund would be invested in such securities. However, with respect to the Diversified Strategic Income Portfolio this restriction will not apply to securities subject to Rule 144A under the 1933 Act if two or more dealers make a market in such securities.

12. Investing more than 10% of its total assets in time deposits maturing in more than seven calendar days.

13. Purchasing any security if as a result the Fund would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for less than three years. (For purposes of this limitation, issuers include predecessors, sponsors, controlling persons, general partners, guarantors and originators of underlying assets.)

14. Making investments for the purpose of exercising control or management.

15. Investing in warrants (except as permitted under the Fund’s investment goals and policies or other than warrants acquired by the Fund as part of a unit or attached to securities at the time of purchase) if, as a result, the investments (valued at the lower of cost or market) would exceed 5% of the value of the Fund’s net assets or if, as a result, more than 2% of the Fund’s net assets would be invested in warrants not listed on a recognized U.S. or foreign exchange to the extent permitted by applicable state securities laws.

Proposed Fundamental Investment Restrictions
      The Trust has called a meeting of the Fund’s shareholders to consider several proposals, including the adoption of revised fundamental investment restrictions. If approved by the shareholders, the fundamental restrictions with respect to each Fund will be as follows:

1. The Fund may not borrow money except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2. The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3. The Fund may lend money or other assets to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4. The fund may not issue senior securities except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5. The Fund may not purchase or sell real estate except as permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6. The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act, or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

7. Except as permitted by exemptive or other relief or permission from the SEC, SEC staff or other authority with appropriate jurisdiction, the Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, (except that the Fund may invest without limit in obligations issued by banks).

Other Proposed Changes
      If approved by the shareholders, each Fund’s investment objective would be non-fundamental.
      With respect to the Funds listed below, the Board has approved reorganizations pursuant to which the Fund’s assets would be acquired, and its liabilities would be assumed, by the fund (the “Acquiring Fund”) listed opposite the Fund below in exchange for shares of the Acquiring Fund. The Fund would then be liquidated, and shares of the Acquiring Fund would be distributed to fund shareholders. Under the reorganization, Fund shareholders would receive shares of the Acquiring Fund with the same aggregate net asset value as their shares of the Fund. It is anticipated that no gain or loss for Federal income tax purposes would be recognized by Fund shareholders as a result of the reorganization.
      Each reorganization is subject to the satisfaction of certain conditions, including approval by Fund shareholders. Fund shareholders have approved the reorganization of Growth and Income Portfolio and Capital and Income Portfolio and proxy materials describing the reorganization of Aggressive Growth Portfolio are expected to be mailed early in 2007. The reorganizations of Growth and Income Portfolio, Capital and Income Portfolio, and of Aggressive Growth Portfolio if approved by Fund shareholders, are expected to occur on April 27, 2007. Prior to the reorganization, shareholders can continue to purchase, redeem and exchange shares subject to the limitations described in the Fund’s Prospectus.

Acquired Fund	Acquiring Fund

Growth and Income Portfolio	Appreciation Portfolio
Aggressive Growth Portfolio	Legg Mason Partners Variable Portfolios III, Inc. — Legg Mason Partners Variable Aggressive Growth Portfolio
Capital and Income Portfolio	Legg Mason Partners Variable Portfolios IV — Legg Mason Partners Variable Multiple Discipline Portfolios Balanced All Cap Growth and Value Fund
      Holdings of the securities of the Funds’ regular brokers/dealers or of their parents that derive more than 15% of gross revenues from securities related activities as of December 31, 2005 are listed below:

Diversified Strategic Income Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

BANK OF AMERICA CORP.	D	$606

THE BEAR STEARNS COS INC.	D	$68

Growth and Income Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

JPMORGAN CHASE & CO.	E	$246

BANK OF AMERICA CORP.	E	$224

MERRILL LYNCH & CO. INC.	E	$204

THE GOLDMAN SACHS GROUP, INC.	E	$194

Fundamental Value Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

JPMORGAN CHASE & CO.	E	$20,734

MERRILL LYNCH & CO., INC.	E	$13,532

THE GOLDMAN SACHS GROUP, INC.	E	$2,209

Aggressive Growth Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

LEHMAN BROTHERS HOLDINGS INC.	E	$3,147

MERRILL LYNCH & CO., INC.	E	$2,831

Appreciation Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

MERRILL LYNCH AND CO., INC.	E	$12,151

THE BANK OF NEW YORK CO., INC.	E	$4,809

THE GOLDMAN SACHS GROUP, INC.	E	$3,448

Equity Index Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

BANK OF AMERICA CORP.	E	$27,560

JPMORGAN CHASE & CO.	E	$20,717

MERRILL LYNCH & CO., INC.	E	$9,315

MORGAN STANLEY	E	$9,151

THE GOLDMAN SACHS GROUP, INC.	E	$8,831

LEHMAN BROTHERS HOLDINGS INC.	E	$5,185

THE BANK OF NEW YORK CO., INC.	E	$3,682

THE BEAR STEARNS COS. INC.	E	$1,927

Capital and Income Portfolio

	Type of	Value of Any
	Security Owned	Securities Owned
	D=debt	at End of
Name of Regular Broker or Dealer or Parent (Issuer)	E=equity	Current Period

		(000’s omitted)

THE BEAR STEARNS COS. INC.	D	$280

BANK OF AMERICA CORP.	E	$235

JPMORGAN CHASE & CO.	E	$139

MERRILL LYNCH & CO., INC.	E	$108

THE GOLDMAN SACHS GROUP, INC.	E	$38

LEHMAN BROTHERS HOLDINGS INC.	E	$38

Portfolio Turnover
      The Funds do not intend to seek profits through short-term trading. Nevertheless, the Funds will not consider portfolio turnover rate a limiting factor in making investment decisions.
      A Fund’s turnover rate is calculated by dividing the lesser of purchases or sales of its portfolio securities for the year by the monthly average value of the Fund’s securities. Securities or options with remaining maturities of one year or less on the date of acquisition are excluded from the calculation. Under certain market conditions, a Fund authorized to engage in transactions in options may experience increased fund turnover as a result of its investment strategies. For instance, the exercise of a substantial number of options written by a Fund (due to appreciation of the underlying security in the case of call options or depreciation of the underlying security in the case of put options) could result in a turnover rate in excess of 100%. A Fund turnover rate of 100% would occur if all of a Fund’s securities that are included in the computation of turnover were replaced once during a period of one year.
      For the 2005 and 2004 fiscal years, the portfolio turnover rates for each Fund having operations during the stated periods were as follows:

Fund	12/31/05	12/31/04

Aggressive Growth Portfolio	0%	4%

Appreciation Portfolio	51%	41%

Capital and Income Portfolio*	187%	N/A

Diversified Strategic Income Portfolio	83%	57%

Equity Index Portfolio	7%	1%

Growth and Income Portfolio	54%	83%

Fundamental Value Portfolio	34%	31%

*	The Fund commenced operations on May 3, 2005.
      Certain other practices that may be employed by a Fund also could result in high portfolio turnover. For example, portfolio securities may be sold in anticipation of a rise in interest rates (market decline) or purchased in anticipation of a decline in interest rates (market rise) and later sold. In addition, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what a sub-adviser believes to be a temporary disparity in the normal yield relationship between the two securities. These yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement of interest rates, such as changes in the overall demand for, or supply of, various types of securities. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. Short-term gains realized from portfolio transactions are taxable to shareholders as ordinary income.

      Portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of a Fund’s shares as well as by requirements that enable the Fund to receive favorable tax treatment.
The Manager
      LMPFA serves as investment manager to each Fund pursuant to an investment management agreement (each, a “Management Agreement”) with the Trust on behalf of the Fund that was approved by the Board, including a majority of the Independent Trustees, on June 28, 2006. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the Funds and other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of June 30, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $           billion.
      Under the Management Agreements, subject to the supervision and direction of the Trust’s Board of Trustees, the manager manages each Fund in accordance with the Fund’s stated investment objective and policies, makes investment decisions for the Fund, and places orders to purchase and sell securities. The Manager also performs administrative and management services necessary for the operation of the Fund, such as (i) supervising the overall administration of the Fund, including negotiation of contracts and fees with and the monitoring of performance and billings of the Fund’s transfer agent, shareholder servicing agents, custodian and other independent contractors or agents; (ii) providing certain compliance, fund accounting, regulatory reporting, and tax reporting services; (iii) preparing or participating in the preparation of Board materials, registration statements, proxy statements and reports and other communications to shareholders; (iv) maintaining the Fund’s existence, and (v) maintaining the registration and qualification of the Fund’s shares under federal and state laws.
      All orders for transactions in securities on behalf of a Fund are made by management, with broker-dealers selected by management, including affiliated brokers. In placing orders management will seek to obtain the most favorable price and execution available. In selecting broker-dealers, management may consider research and brokerage services furnished to it and its affiliates.
      Each Management Agreement has an initial term ending November 30, 2007 and will continue in effect with respect to each portfolio after report to each fund from year to year thereafter if such continuance is specifically approved at least annually (a) by the Trust’s Board of Trustees or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Trust on behalf of a fund or its manager may terminate the Investment Management Agreement with respect to each Fund on 60 days’ written notice without penalty. The Investment Management Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).
      The management fee payable by the Fund under the Management Agreement for the Appreciation Portfolio is as follows:

Breakpoint Schedule
Based on Net Assets of the Fund	Management Fee

First $250 million	0.75%

Next $250 million	0.70%

Next $500 million	0.65%

Next $1 billion	0.60%

Next $1 billion	0.55%

Over $3 billion	0.50%

      The management fee payable by the fund under the Management Agreement for the Aggressive Growth Portfolio is as follows:

Breakpoint Schedule
Based on Net Assets of the Fund	Management Fee

First $1 billion	0.75%

Next $1 billion	0.725%

Next $3 billion	0.70%

Next $5 billion	0.675%

Over $10 billion	0.65%
      The management fee payable by the fund under the Management Agreement for the Fundamental Value Portfolio is as follows:

Breakpoint Schedule
Based on Net Assets of the Fund	Management Fee

First $1.5 billion	0.75%

Next $500 million	0.70%

Next $500 million	0.65%

Next $1 billion	0.60%

Over $3.5 billion	0.50%
      The management fee payable by the fund under the Management Agreement for the Growth and Income Portfolio is as follows:

Breakpoint Schedule
Based on Net Assets of the Fund	Management Fee

First $1 billion	0.65%

Next $1 billion	0.60%

Next $1 billion	0.55%

Next $1 billion	0.50%

Over $4 billion	0.45%
      The management fee payable by the fund under the Management Agreement for the Diversified Strategic Income Portfolio is as follows:

Breakpoint Schedule
Based on Net Assets of the Fund	Management Fee

First $1 billion	0.65%

Next $1 billion	0.625%

Next $3 billion	0.60%

Next $5 billion	0.575%

Over $10 billion	0.55%
      The management fee payable by the fund under the Management Agreement for the Capital and Income Portfolio is as follows:

Based on Net Assets of the Fund	Management Fee

All	0.75%
      The management fee payable by the Fund under the Management Agreement for the Equity Index Portfolio is as follows:

Based on Net Assets of the Fund	Management Fee

All	0.31%

      Each adviser and the sub-adviser pay the salaries of all officers and employees who are employed by both it and the Fund, maintains office facilities for the Fund and bears all expenses in connection with the performance of their respective services under their advisory agreements or the sub-advisory agreement with the Fund.
      The Portfolios paid or incurred the following investment advisory fees for the fiscal years ended December 31, 2005, 2004 and 2003 to their respective adviser:

Portfolio	Adviser	12/31/05	12/31/04	12/31/03

Appreciation Portfolio	SBFM	$4,628,015	$4,147,336	$3,347,145

Capital and Income Portfolio*	SBFM	130,054	N/A	N/A

Diversified Strategic Income Portfolio	SBFM	443,690	437,192	35,827

Aggressive Growth Portfolio	SaBAM	312,648	188,355	70,617

Equity Index Portfolio	TIMCO	4,125,841	3,679,362	276,677

Growth and Income Portfolio	SaBAM	52,282	47,422	35,080

Fundamental Value Portfolio	SBFM	4,970,588	4,417,856	3,085,522

*	The Capital and Income Portfolio commenced operations on May 3, 2005. The manager waived $24,707 for the fiscal year ended December 31, 2005.
      Fee Waivers. The manager has agreed to voluntarily waive its fee to the extent that the aggregate expenses of each of the following Funds, exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation and indemnification expenses, exceed the following percentage of the Fund’s average daily net assets for any fiscal year:

Fund	Percentage

      Each of these voluntary expense limitations shall be in effect until it is terminated by the manager and notice to shareholders is provided by supplement to the then-current Prospectus or this SAI. The manager may terminate these voluntary expense limitations at any time. The manager has contractually agreed to waive its fees and/or reimburse expenses of                     Portfolio through a period of 16 months from December 31, 2005 so that net annual operating expenses, exclusive of taxes, brokerage, interest and extraordinary expenses, such as litigation, indemnification and expenses related to a reorganization, will not exceed 1.00% of the Fund’s average daily net assets. This contractual arrangement may be terminated during the term only by written agreement of the Fund and the manager and with notice to shareholders by supplement to the then current Prospectus and SAI.
The Subadvisers
      The sub-advisers of each Fund perform the day-to-day portfolio management of each Fund, except that, with respect to Appreciation Portfolio, Aggressive Growth Portfolio, Equity Index Portfolio and Fundamental Value Portfolio, LMPFA manages the cash and short-term investments of the Fund. As compensation for its sub-advisory services, the manager will pay a Fund’s Subadviser a fee equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements. Since the Sub-Advisory Agreements went into effect on August 1, 2006, no fees were paid by the manager to the subadviser under the sub-Advisory

Agreements during the Fund’s past three fiscal years. The following is a list of each Fund and its applicable sub-advisers.

Appreciation Portfolio	ClearBridge
Aggressive Growth Portfolio	ClearBridge
Capital and Income Portfolio	ClearBridge and Western Asset
Fundamental Value Portfolio	ClearBridge
Equity Index Portfolio	Batterymarch
Growth and Income Portfolio	ClearBridge
Diversified Strategic Income Portfolio	Western Asset and Western Asset Limited
      ClearBridge, a subsidiary of Legg Mason located at 399 Park Avenue, New York, New York 10022, serves as the subadviser to certain Funds noted above pursuant to sub-advisory agreements between the manager and ClearBridge that were approved by the Board, including a majority of the Independent Trustees, on June 28, 2006 (each a “Sub-Advisory Agreement”). Under the Subadvisory Agreements, the subadviser is responsible, subject to the general supervision of LMPFA and the Board of Trustees, for the actual management of Fund assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security.
      For ClearBridge’s services, LMPFA (not the Fund) pays ClearBridge a fee, computed daily and payable monthly, at an annual rate equal to 70% of the fee received by LMPFA from Appreciation Fund, Aggressive Growth Fund, Capital and Income Fund, Fundamental Value Fund and Growth and Income Fund.
      Batterymarch, 200 Clarendon Street, Boston, Massachusetts 02116, is a wholly owned subsidiary of Legg Mason. Batterymarch serves as the sub-adviser to Equity Index Fund under a separate subadvisory agreement. Under the Subadvisory Agreement, the sub-adviser is responsible, subject to the general supervision of LMPFA and the Board of Trustees, for the actual management of Fund assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security.
      For Batterymarch’s services, LMPFA (not the Fund) pays Batterymarch a fee, computed daily and payable monthly, at an annual rate equal to 70% of the net fee received by LMPFA from Equity Index Portfolio.
      Western Asset, a subsidiary of Legg Mason located at 385 East Colorado Boulevard, Pasadena, California 91101, serves as the subadviser to certain Funds noted above pursuant to sub-advisory agreements between the manager and Western Asset that were approved by the Board, including a majority of the Trustees, on June 28, 2006 (each a “Sub-Advisory Agreement”). Under the Subadvisory Agreement, the subadviser is responsible, subject to the general supervision of LMPFA and the Board of Trustees, for the actual management of Fund assets, including the responsibility for making decisions and placing orders to buy, sell or hold a particular security.
      For its services, LMPFA (not the Fund) pays the subadviser a fee, computed daily and payable monthly, at an annual rate equal to 70% of the net fee received by LMPFA from the Fund.
      Western Asset Limited, 155 Bishopsgate, London EC2M 3TY, an affiliate of Legg Mason, serves as an investment sub-adviser to Diversified Strategic Income Fund under a sub-Advisory Agreement between Western Asset Limited and Western Asset (“Sub-Sub-Advisory Agreement”).
      Western Asset Limited provides research, analytical and trading support for the fund’s investment program, as well as exercising investment discretion for part of the fund, subject to the supervision of Western Asset and LMPFA and the overall direction of the Board of Trustees. As compensation for Western Asset Limited’s services and for expenses borne by Western Asset Limited under the sub-Advisory Agreement, Western Asset pays Western Asset Limited monthly at an annual rate equal to 0.30% of the Fund’s average daily net assets allocated to Western Asset Limited.

      Under each Sub-Advisory Agreement, subject to the supervision and direction of the Board and the manager, the subadviser will, except for the management of cash and short-term investments for certain funds that is performed by LMPFA, manage a Fund in accordance with the Fund’s stated investment objective(s) and policies, assist in supervising all aspects of the Fund’s operations, make investment decisions for the Fund, place orders to purchase and sell securities, and employ professional Fund managers and securities analysts who provide research services to the Fund.
      Each Sub-Advisory Agreement has an initial term ending November 30, 2007 and will continue in effect with respect to a Fund from year to year thereafter provided such continuance is specifically approved at least annually (a) by the fund’s Board or by a majority of the outstanding voting securities of the fund (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Trustees with such Independent Trustees casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the fund (as defined in the 1940 Act) may terminate the Sub-Advisory Agreement on 60 days’ written notice without penalty. The manager or the subadviser may terminate the Sub-Advisory Agreement on 90 days’ written notice without penalty. The Sub-Advisory Agreement will terminate automatically in the event of assignment (as defined in the 1940 Act).
      Under the sub-sub-Advisory Agreement between Western Asset and Western Asset Limited, Western Asset Limited will not be liable for any error of judgment or mistake of law or for any loss suffered by LMPFA or by the fund in connection with the performance of the sub-sub-Advisory Agreement, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.
      The sub-sub-Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Board, by vote of a majority of the Fund’s outstanding voting securities, by LMPFA, by Western Asset or by Western Asset Limited, on not less than 60 days’ notice to the fund and/or the other party(ies). The sub-Advisory Agreement terminates immediately upon any termination of the Advisory Agreement or sub-Advisory Agreement or upon the mutual written consent of LMPFA, Western Asset, Western Asset Limited and the Fund.
Expenses
      In addition to amounts payable under its Management Agreement and the Distribution Plans (as discussed below), each Fund is responsible for its own expenses, including, among other things, interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the Fund; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the Fund’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the Fund’s shares and servicing shareholder accounts; expenses of registering and qualifying the Fund’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the Fund’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the Fund; Board fees; audit fees; travel expenses of officers, members of the Board and employees of the Fund, if any; and the Fund’s pro rata portion of premiums on any fidelity bond and other insurance covering the Trust and its officers, Board members and employees; litigation expenses and any non-recurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the Fund is a party and the legal obligation which the Fund may have to indemnify the Trust’s Board members and officers with respect thereto, and expenses related to a portfolio reorganization.
      Code of Ethics. Pursuant to Rule 17j-1 of the 1940 Act, the manager, the sub-advisers and the distributors have adopted Codes of Ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the Funds. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the Codes of Ethics and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.
      Copies of the Codes of Ethics of the Trust’s manager, the sub-advisers and the distributors are on file with the SEC.
PORTFOLIO MANAGER DISCLOSURE
Portfolio Managers
      The following tables set forth certain additional information with respect to the portfolio managers for the Funds. Unless noted otherwise, all information is provided as of December 31, 2005.

Other Accounts Managed by Portfolio Managers
      The table below identifies, for the portfolio managers, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.

		Registered Investment	Other Pooled Investment
	Fund Manager(s)	Companies	Vehicles	Other Accounts

Appreciation Portfolio	Harry D. Cohen	4 registered investment companies with $6.49 billion in total assets under management	1 other pooled investment vehicle with $0.06 billion in assets under management	34,950 other accounts with $6.27 billion in total assets under management

Aggressive Growth Portfolio	Richard A. Freeman	13 registered investment companies with $12.37 billion in total assets under management	2 other pooled investment vehicles with $0.34 billion in assets under management	125,829 other accounts with $10.73 billion in total assets under management

Appreciation Portfolio	Scott Glasser	5 registered investment companies with $7.84 billion in total assets under management	1 other pooled investment vehicles with $0.06 billion in assets under management	34,280 other accounts with $4.01 billion in total assets under management

Fundamental Value Portfolio	John G. Goode	21 registered investment companies with $9.09 billion in total assets under management	2 other pooled investment vehicles with $0.42 billion in assets under management	96,007 other accounts with $13.19 billion in total assets under management

Equity Index Portfolio	Yu-Nien Charles Ko#	4 registered investment companies with $1 billion in total assets under management	12 other pooled investment vehicles with $0.76 billion in assets under management	163 other accounts with $8.17 billion in total assets under management

Equity Index Portfolio	Michael D. Soares#	4 registered investment companies with $1 billion in total assets under management	12 other pooled investment vehicles with $0.76 billion in assets under management	163 other accounts with $8.17 billion in total assets under management

Diversified Strategic Income Portfolio	S. Kenneth Leech‡	36 registered investment companies with $23.66 billion in total assets under management	19 other pooled investment vehicles with $19.80 billion in assets under management	740 other accounts with $205.78 billion in total assets under management*

		Registered Investment	Other Pooled Investment
	Fund Manager(s)	Companies	Vehicles	Other Accounts

Diversified Strategic Income Portfolio	Stephen A. Walsh‡	36 registered investment companies with $23.66 billion in total assets under management	19 other pooled investment vehicles with $19.80 billion in assets under management	740 other accounts with $205.78 billion in total assets under management*

Diversified Strategic Income Portfolio	Keith J. Gardner‡	0 registered investment companies with $0 billion in total assets under management	2 other pooled investment vehicles with $2.09 billion in assets under management	3 other accounts with $0.21 billion in total assets under management†

Diversified Strategic Income Portfolio	Michael C. Buchanan‡	3 registered investment companies with $0.74 billion in total assets under management	2 other pooled investment vehicles with $2.13 billion in assets under management	10 other accounts with $1.41 billion in total assets under management

Diversified Strategic Income Portfolio	Mark Lindbloom‡	14 registered investment companies with $6.0 billion in total assets under management	1 other pooled investment vehicles with $0.2 billion in assets under management	11 other accounts with $2.10 billion in total assets under management

Diversified Strategic Income Portfolio	Detlev Schlichter‡	2 registered investment companies with $119.01 million in total assets under management	3 other pooled investment vehicles with $306.46 million in assets under management	62 other accounts with $18.63 billion in total assets under management††

Diversified Strategic Income Portfolio	Andres Sanchez- Balcazar‡	0 registered investment companies	0 other pooled investment vehicles	0 other accounts

Capital and Income Portfolio	Robert Gendelman	registered investment companies with $8.30 billion in total assets under management	other pooled investment vehicles with $0.23 billion in assets under management	Other accounts with $ billion in total assets under management

Capital and Income Portfolio	S. Kenneth Leech‡	36 registered investment companies with $23.66 billion in total assets under management	19 other pooled investment vehicles with $19.80 billion in total assets under management	740 other accounts with $205.78 billion in total assets under management*

Capital and Income Portfolio	Stephen A. Walsh‡	36 registered investment companies with $23.66 billion in total assets under management	19 other pooled investment vehicles with $19.80 billion in total assets under management	740 other accounts with $205.78 billion in total assets under management*

Capital and Income Portfolio	Mark Lindbloom‡	14 registered investment companies with $6.0 billion in total assets under management	1 other pooled investment vehicles with $0.2 billion in total assets under management	11 other accounts with $2.10 billion in total assets under management

Capital and Income Portfolio	Carl A. Eichstaedt‡	6 registered investment companies with $1.43 billion in total assets under management	0 other pooled investment vehicles	87 other accounts with $20.56 billion in total assets under management**

Capital and Income Portfolio	Ronald A. Mass‡	1 registered investment company with $0.17 billion in total assets under management	0 other pooled investment vehicles with $0.2 billion in total assets under management	9 other accounts with $4.85 billion in total assets under management

#	One pooled investment vehicle, with assets of $40,824,704, and ten other accounts, with assets of $716,093,976, have advisory fees based on the performance of the account.

*	Includes 77 accounts managed, totalling $20.7 billion, for which the advisory fee is performance based.

**	Includes 3 accounts managed, totalling $931.4 million, for which the advisory fee is performance based.

‡	The numbers above reflect the overall number of Funds managed by employees of Western Asset and the manager and its affiliates. In addition to the Funds noted above, these portfolio managers also are involved in the management of portfolios advised by Western Asset and its affiliates, but they are not solely responsible for particular portfolios. Western Asset’s investment discipline emphasizes a team approach that combines the efforts of groups of specialists working in different market sectors. They are responsible for overseeing implementation of Western Asset’s overall investment ideas and coordinating the work of the various sector teams. This structure ensures that client Funds benefit from a consensus that draws on the expertise of all team members.

Portfolio Manager Compensation
      The descriptions below relates to the manager and, Clear Bridge, Batterymarch, Western Asset, Western Assets Limited and Limited affiliates of the portfolio manager. The manager follows the ClearBridge portfolio manager compensation policies described below.

Clear Bridge Portfolio Manager Compensation
      ClearBridge investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.
      ClearBridge has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the Fund’s portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of fund shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee benefits expenses attributable to the team.
      The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g. a securities index and, with respect to a fund, the benchmark set forth in the Fund’s prospectus to which the Fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted to reflect other factors (e.g., severance pay to departing members of the team, and discretionary allocations by the applicable ClearBridge chief investment officer from one investment team to another). The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.
      Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 50% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the firm, and 50% may be received in the form of Legg Mason restricted stock shares.
Batterymarch Portfolio Manager Compensation
      Under the Batterymarch program, portfolio manager compensation includes a combination of fixed base salary, annual bonus and long-term incentive compensation, as well as a generous benefits package made available to all Batterymarch employees on a non-discretionary basis.
      The bonus and long term incentive compensation is discretionary compensation: the amount of such awards is determined on an annual basis following the completion of the firm’s fiscal year. The overall “pool” of discretionary compensation is based on the profitability of the firm for each fiscal year. Individual allocation to portfolio managers is based on several factors, including:
      • Short term and longer term pre-tax investment performance of the product that the portfolio manager works on. Short term performance is one year or less. Longer term performance is generally three to five year performance. Performance is evaluated on an aggregate product basis that the portfolio manager is responsible for and is not analyzed by any individual client portfolio, such as the Portfolio. The analysis of this performance is based on comparison to the MSCI World Index as well as a comparison to a group of peer managers;
      • Portfolio manager assistance is servicing clients; and
      • Portfolio manager contribution to new business development.
      Portfolio manager compensation is not tied to, nor increased or decreased as the result of, any performance fees that may be earned by Batterymarch. As noted above, compensation is not impacted by the investment performance of any one client account; all performance analysis is reviewed on an aggregate product basis. Portfolio managers do not receive a percentage of the revenue earned on any of Batterymarch’s client portfolios.
Western Asset and Western Asset Limited Portfolio Manager Compensation
      Western Asset Management Company’s compensation system assigns each employee a total compensation “target” and a respective cap, which are derived from annual market surveys that benchmark each role with their job function and peer universe. This method is designed to reward employees with total compensation reflective of the external market value of their skills, experience, and ability to produce desired results. Standard compensation includes competitive base salaries, generous employee benefits, and a retirement plan.
      Potential Conflicts of Interest. Potential conflicts of interest may arise when a Fund’s portfolio manager also has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for all the Fund managers listed in the table above.
      The manager and the Trust have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the manager and the sub-advisers and the individuals that they employ. For example, each sub-adviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning managers to manage funds and accounts that share a similar investment style. Each sub-adviser has also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the manager, the sub-adviser and the Trust will be able to detect and/or prevent every situation in which an actual or potential conflict may appear. These potential conflicts include:
      Allocation of Limited Time and Attention. A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular Portfolio manager have different investment strategies.
      Allocation of Limited Investment Opportunities. If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a fund’s ability to take full advantage of the investment opportunity.
      Pursuit of Differing Strategies. At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.
      Selection of Brokers/ Dealers. Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or account that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a Fund manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.
      Variation in Compensation. A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of the sub-adviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the sub-adviser and/or its affiliates have interests. Similarly, the desire to maintain assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager in affording preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.
      Related Business Opportunities. The sub-advisers or their affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

Portfolio Manager Securities Ownership
      The table below identifies ownership of Fund securities by the portfolio managers.

Dollar Range of
Fund	Fund Manager(s)	Ownership of Securities

Appreciation Portfolio	Harry D. Cohen	None
Appreciation Portfolio	Scott Glasser	None
Aggressive Growth Portfolio	Richard A. Freeman	None
Fundamental Value Portfolio	John G. Goode	None
Growth and Income Portfolio	Michael Kagan	None
Equity Index Portfolio	Charles Ko	None
Equity Index Portfolio	Michael D. Soares	None
Diversified Strategic Income Portfolio	S. Kenneth Leech	None
Diversified Strategic Income Portfolio	Stephen A. Walsh	None
Diversified Strategic Income Portfolio	Keith J. Gardner	None
Diversified Strategic Income Portfolio	Michael C. Buchanan	None
Diversified Strategic Income Portfolio	Mark Lindbloom	None
Diversified Strategic Income Portfolio	Detlev Schlichter	None
Diversified Strategic Income Portfolio	Andres Sanchez-Balcazar	None
Capital and Income Portfolio	Robert Gendelman	None
Capital and Income Portfolio	S. Kenneth Leech	None
Capital and Income Portfolio	Stephen A. Walsh	None
Capital and Income Portfolio	Mark Lindbloom	None
Capital and Income Portfolio	Carl A. Eichstaedt	None
Capital and Income Portfolio	Ronald A. Mass	None

Portfolio Transactions
      Subject to such policies as may be established by the Board from time to time, each Fund’s sub-adviser is primarily responsible for a Fund’s portfolio decisions and the placing of a Fund’s portfolio transactions.
      Transactions on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter market, but the price of those securities includes an undisclosed commission or mark-up. Over-the-counter purchases and sales are transacted directly with principal market makers except where it is believed that better prices and executions may be obtained elsewhere. The cost of securities purchased from underwriters includes an underwriting commission or concession, and the prices at which securities are purchased from and sold to dealers include a dealer’s mark-up or mark-down. The purchase by a Fund of participations or assignments may be pursuant to privately negotiated transactions pursuant to which a Fund may be required to pay fees to the seller or forgo a portion of payments in respect of the participation agreement. The aggregate brokerage commissions paid by each fund for its three most recent fiscal years is set forth below.
      Pursuant to each Management Agreement and Sub-Advisory Agreement, the manager and each applicable sub-adviser is authorized to place orders pursuant to its investment determinations for a Fund either directly with the issuer or with any broker or dealer, foreign currency dealer, futures commission merchant or others selected by it. The general policy of the manager and each sub-adviser in selecting brokers and dealers is to obtain the best results achievable in the context of a number of factors which are considered both in relation to individual trades and broader trading patterns, including the reliability of the broker-dealer, the competitiveness of the price and the commission, the research services received and whether the broker-dealer commits its own capital. In connection with the manager’s or a sub-adviser’s, as applicable, monitoring of its Fund transactions for compliance with its policies, the manager and each sub-adviser utilize both an internal committee and a third party service provider.
      In connection with the selection of such brokers or dealers and the placing of such orders, subject to applicable law, brokers or dealers may be selected who also provide brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934) to the Funds and/or the other accounts over which the manager, a sub-adviser or its affiliates exercise investment discretion. The manager and sub-adviser are authorized to pay a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the manager or sub-adviser, as applicable, determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker or dealer. This determination may be viewed in terms of either that particular transaction or the overall responsibilities that the manager or the sub-adviser, as applicable, and its affiliates have with respect to accounts over which they exercise investment discretion. The manager or sub-adviser may also have arrangements with brokers pursuant to which such brokers provide research services to the manager or sub-adviser, as applicable, in exchange for a certain volume of brokerage transactions to be executed by such brokers. While the payment of higher commissions increases a Fund’s costs, neither the manager nor any sub-adviser believes that the receipt of such brokerage and research services significantly reduces its expenses. Arrangements for the receipt of research services from brokers may create conflicts of interest.
      Research services furnished to a sub-adviser by brokers who effect securities transactions for a Fund may be used by the manager or sub-adviser, as applicable, in servicing other investment companies and accounts which it manages. Similarly, research services furnished to the manager or sub-adviser by brokers who effect securities transactions for other investment companies and accounts which the manager or sub-adviser manages may be used by the manager or sub-adviser, as applicable, in servicing a Fund. Not all of these research services are used by the manager or sub-adviser in managing any particular account, including the Funds.
      Each Fund contemplates that, consistent with the policy of obtaining the best net results, brokerage transactions may be conducted through “affiliated broker/ dealers,” as defined in the 1940 Act. The Board has adopted procedures in accordance with Rule 17e-1 promulgated under the 1940 Act to ensure that all brokerage commissions paid to such affiliates are reasonable and fair in the context of the market in which such affiliates operate. Any such compensation will be paid in accordance with applicable SEC regulations.
      As of December 1, 2005, CGMI ceased being an affiliated person of the Trust or the Funds under the 1940 Act. As a result, the Funds are permitted to execute portfolio transactions with CGMI or an affiliate of CGMI as agent (but not as principal). Similarly, the Funds are permitted to purchase securities in underwritings in which CGMI or an affiliate of CGMI is a member without the restrictions imposed by certain rules of the SEC. The manager’s and sub-advisers’ use of CGMI or affiliates of CGMI as agent in portfolio transactions with the Funds will be governed by the Trust’s policy of seeking the best overall terms available.
      In certain instances there may be securities that are suitable as an investment for a Fund as well as for one or more of a sub-adviser’s other clients. Investment decisions for each Fund and for the sub-adviser’s other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could adversely affect the price of or the size of the position obtainable in a security for a Fund. When purchases or sales of the same security for a Fund and for other funds managed by the sub-adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large volume purchases or sales.
      The following tables set forth certain information regarding each Fund’s payment of brokerage commissions.
Fiscal Year Ended December 31, 2005

	Total Brokerage	Brokerage Commissions
Fund	Commissions Paid	Paid to CGMI

Appreciation Portfolio	$896,165	$17,360

Aggressive Growth Portfolio	$10,774	$38

Equity Index Portfolio	$73,843	$0

Growth and Income Portfolio	$16,131	$50

Fundamental Value Portfolio	$1,104,378	$28,303

Capital and Income Portfolio	$26,316	$164
Fiscal Year Ended December 31, 2004

	Total Brokerage	Brokerage Commissions
Fund	Commissions Paid	Paid to CGMI

Appreciation Portfolio	$761,520	15,983

Aggressive Growth Portfolio	17,967	500

Equity Index Portfolio	65,865	N/A

Growth and Income Portfolio	21,268	15

Fundamental Value Portfolio	1,074,955	29,790

Diversified Strategic Income Portfolio	250	N/A

		% of Aggregate Dollar
	% of Aggregate	Amount of Transactions
	Brokerage Commissions	Involving Commissions
Fund	Paid to CGMI	Paid to CGMI

Appreciation Portfolio	2.1%	2.9%

Aggressive Growth Portfolio	2.78%	0.81%

Equity Index Portfolio	N/A	N/A

Growth and Income Portfolio	0.07%	0.06%

Fundamental Value Portfolio	2.77%	2.26%

Diversified Strategic Income Portfolio	0%	0%
Fiscal Year Ended December 31, 2003

	Total Brokerage	Brokerage Commissions
Fund	Commissions Paid	Paid to CGMI

Appreciation Portfolio	$911,525	$36,516

Aggressive Growth Portfolio	$8,905	$0

Equity Index Portfolio	$125,026	$0

Growth and Income Portfolio	$18,954	$0

Fundamental Value Portfolio	$851,574	$8,435

Diversified Strategic Income Portfolio	0%	0%

		% of Aggregate Dollar
	% of Aggregate	Amount of Transactions
	Brokerage Commissions	Involving Commissions
Fund	Paid to CGMI	Paid to CGMI

Appreciation Portfolio	4.01%	2.59%

Aggressive Growth Portfolio	0%	0%

Equity Index Portfolio	0%	0%

Growth and Income Portfolio	0%	0%

Fundamental Value Portfolio	0.99%	0.99%

Diversified Strategic Income Portfolio	0%	0%
      For the fiscal year ended December 31, 2005, the following table sets forth certain information regarding a Fund’s payment of brokerage commissions and brokerage transactions to brokers because of research services provided:

	Total Brokerage	Amount of Transactions
	Commissions Directed	Involving Commissions
Fund	for Research	Directed for Research

Growth and Income Portfolio	$1,401	$12,744,602

Appreciation Portfolio	$124,448	$78,791,382

Fundamental Value Portfolio	$81,504	$43,478,605

Aggressive Growth Portfolio	$4	$2,136

Capital and Income Portfolio	$310	$37,184,007
Distribution
      LMIS, a wholly-owned broker-dealer subsidiary of Legg Mason, located at 100 Light Street, Baltimore, Maryland 21202, and CGMI, an indirect wholly-owned subsidiary of Citigroup Inc., located at 388 Greenwich Street, New York, New York 10013, serve as the Trust’s distributors pursuant to separate written agreements or amendments to written agreements, in each case dated December 1, 2005 (the “distribution agreements”), which were approved by the Board of Trustees and by a majority of the Independent Trustees, casting votes in person at a meeting called for such purpose, on                     , 2005.

      CGMI and LMIS may be deemed to be underwriters for purposes of the Securities Act of 1933. The distributors’ obligation is an agency or “best efforts” arrangement under which the distributors are required to take and pay only for such shares of each Fund as may be sold to the public. The distributors are not obligated to sell any stated number of shares. The distribution agreements have an initial term of two years and are renewable from year to year thereafter if approved (a) by the Trustees or by a vote of a majority of the Trust’s outstanding voting securities, and (b) by the affirmative vote of a majority of Independent Trustees by votes cast in person at a meeting called for such purpose. Each distribution agreement provides that it will terminate if assigned, and that it may be terminated without penalty by either party on 60 days’ written notice.
Distribution Plan
      The Trust has adopted amended shareholder services and distribution plans (each, a “Distribution Plan” and collectively, the “Distribution Plans”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class II shares of Aggressive Growth Portfolio, Equity Index Portfolio, Fundamental Value Portfolio and Growth and Income Portfolio. Under each Distribution Plan, the distribution fee may be used by a distributor or a life insurance company offering a Separate Account for which Aggressive Growth Portfolio, Equity Index Portfolio, Fundamental Value Portfolio and Growth and Income Portfolio are funding mediums, for expenses related to such Funds including without limitation: (a) costs of printing and distributing the Fund’s prospectuses, SAI and reports to prospective investors in the Fund; (b) costs involved in preparing, printing and distributing sales literature and other promotional material pertaining to the Fund and including materials intended for use within the insurance company or for broker-dealer use and reports for persons other than existing Contract owners; (c) an allocation of overhead and other branch office distribution-related expenses of a distributor or life insurance company; (d) payments made to, and expenses of, a distributor’s financial consultants, other broker-dealers, financial intermediaries and other persons who provide support or personal services to Fund shareholders in connection with the distribution of the Fund’s shares, including but not limited to, office space, equipment, communication facilities, answering routine inquiries regarding the fund and its operations, processing shareholder transactions, promotional, advertising or marketing services intended for use within the insurance company, sub-accounting and recordkeeping services (in excess of ordinary payments made to the Fund’s transfer agent or other recordkeeper), obtaining Contract owner information and providing information about the fund, cash value and premium allocation services, compensating sales personnel, training sales personnel regarding the fund, holding seminars and sales meetings designed to promote the distribution of Fund shares, maintaining and servicing Contract accounts (including the payment of a continuing fee to financial consultants); and (e) personal service and/or maintenance of contract accounts with respect to Fund shares attributable to such accounts; provided, however, that (i) the distribution fee may be used by a distributor or insurance company to cover expenses primarily intended to result in the sale of shares, including, without limitation, payments to the distributor’s financial consultants and other persons as compensation for the sale of the shares and (ii) a distributor or life insurance company may retain portions of the distribution fee in excess of its expenses incurred. Under the Distribution Plans, each of Aggressive Growth Portfolio, Equity Index Portfolio, Fundamental Value Portfolio and Growth and Income Portfolio each pays a service and distribution fee not to exceed 0.25% of the average daily net assets of its Class II shares.
      Under their terms, the Distribution Plans continue from year to year, provided such continuance is approved annually by vote of the Board, including a majority of the Independent Trustees who have no direct or indirect financial interest in the operation of the Distribution Plans. The Distribution Plans may not be amended to increase the amount to be spent for the services provided by a distributor without shareholder approval, and all amendments of the Distribution Plans must be approved by the Trustees in the manner described above. The Distribution Plans may be terminated with respect to a class at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to any Fund, by vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act).
      The Distribution Plans were adopted because of their anticipated benefits to the Funds. These anticipated benefits include increased promotion and distribution of a Fund’s shares, an enhancement in a Fund’s ability to maintain accounts and improve asset retention and increased stability of net assets for a Fund.

      For the fiscal year ended December 31, 2005, CGMI incurred distribution expenses for the following: advertising, printing and mailing prospectuses, support services and overhead expenses to Smith Barney Financial Advisors as set out in the following table:

	Financial
	Advisor	Branch	Advertising	Printing	Total
	Compensation	Expenses	Expenses	Expenses	Expenses

Aggressive Growth Portfolio	$0	$0	$43,589	$0	$43,589

Equity Index Portfolio	$146,984	$0	$232,381	$0	$379,365
      For the period from December 1, 2005 through December 31, 2005, LMIS incurred the following distribution expenses for the Funds. Distribution expenses included compensation of Service Agents, printing costs of prospectuses and marketing materials.

	Marketing	Printing
	&	of	Branch	Service	Total
Fund	Advertising	Prospectuses	Expenses	Agents	Expenses

Aggressive Growth Portfolio	$10,763	$0	$0	$0	$10,763

Equity Index Portfolio	$2,277	$0	$0	$145,110	$147,387
      No Class II shares of Growth and Income Portfolio or Fundamental Value Portfolio were outstanding during the year ended December 31, 2005.
Proxy Voting Guidelines and Procedures
      Although individual Trustees may not agree with particular policies or votes by the manager or subadvisers, the Board has delegated proxy voting discretion to the manager and/or the subadvisers, that the manager and/or the subadvisers should be responsible for voting because it is a matter relating to the investment decision making process.
      LMPFA’s delegates the responsibility for voting proxies for the Funds, as applicable, to the subadvisers through its contracts with the subadvisers. The subadvisers will use their own proxy voting policies and procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the Funds. Should LMPFA become responsible for voting proxies for any reason, such as the inability of a Subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the Fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadvisers and providing them to the Funds as required for the Funds to comply with applicable rules under the 1940 Act.
      Each subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to the Fund’s portfolio securities are voted and are attached as Appendices C - E to this SAI.
      Information regarding how each Fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (1) by calling 1-888-425-6432, (2) on the Funds’ website at http://www.leggmason.com/ InvestorServices and (3) on the SEC’s website at http://www.sec.gov. Proxy voting reports for the period ended June 30, 2006 are listed under the Trust’s former name, Greenwich Street Series Fund.
Custodian and Transfer Agent
      State Street Bank and Trust Company, located at 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for each Fund. The Trust has entered into a Custodian and a Fund Accounting Agreement with State Street, pursuant to which custodial and fund accounting services, respectively, are provided for each

Fund. Among other things, State Street calculates the daily net asset value for each Fund. Securities may be held for a Fund by a sub-custodian bank approved by the Trust’s Trustees.
      PFPC, located at P.O. Box 9699, Providence, RI 02940-9699, serves as the Trust’s transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Funds and distributes dividends and distributions payable by the Funds. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for each Fund during the month, and is reimbursed for out-of-pocket expenses.
Counsel
      Willkie Farr & Gallagher LLP, 787 Seventh Avenue, New York, New York 10019, serves as counsel to the Trust and each Fund.
      Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038 serves as counsel to the Independent Trustees.
DETERMINATION OF NET ASSET VALUE
      The net asset value of each Fund’s shares will be determined on any day that the NYSE is open. The NYSE is closed in celebration of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
      Each Fund generally values its securities based on market prices determined at the close of regular trading on the NYSE. The Fund’s currency valuations, if any, are done as of when the London stock exchange closes, which is usually at 12 noon Eastern time. For equity securities that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of securities not traded on an exchange, or if such closing prices are not otherwise available, the market price is typically determined by independent third party pricing vendors approved by the Trust’s Board using a variety of pricing techniques and methodologies. The market price for debt obligations is generally the price supplied by an independent third party pricing service approved by the Trust’s board, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Short-term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. If vendors are unable to supply a price, or if the price supplied is deemed by the manager or sub-advisor to be unreliable, the market price may be determined using quotations received from one or more broker/dealers that make a market in the security. When such prices or quotations are not available, or when the manager believes that they are unreliable, the manager or sub-adviser may price securities using fair value procedures approved by the Board. The Fund may also use fair value procedures if the manager or sub-adviser determines that a significant event has occurred between the time at which a market price is determined and the time at which the Fund’s net asset value is calculated. In particular, the value of foreign securities may be materially affected by events occurring after the close of the market on which they are valued, but before the Fund prices its shares. The Fund’s use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by the manager or sub-adviser from time to time.
      Valuing securities at fair value involves greater reliance on judgment than valuation of securities based on readily available market quotations. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations or its own fair value methodologies to price the same securities. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value. Foreign securities trading may not take place on all days on which the NYSE is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Accordingly, the determination of the net asset value of a Fund may not take place contemporaneously with the determination of the prices of investments held by such Fund. Events affecting the values of investments that occur between the time their prices are determined and 4:00 P.M. Eastern time on each day that the NYSE is open will not be reflected in a Fund’s net asset value unless management, under the supervision of the Trust’s Board of Trustees, determines that the particular event would materially affect the net asset value. As a result, a Fund’s net asset value may be significantly affected by such trading on days when a shareholder has no access to such Fund.
AVAILABILITY OF THE FUNDS
      Investment in the Trust is available only to owners of either variable annuity or variable life insurance contracts issued by insurance companies through their separate accounts and certain qualified plans. It is possible that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts to be invested simultaneously in the Trust. However, the Trust does not currently foresee any disadvantages to the contractowners of the different contracts which are funded by such separate accounts. The Board monitors events for the existence of any material irreconcilable conflict between or among such owners, and each insurance Company will take whatever remedial action may be necessary to resolve any such conflict. Such action could include the sale of Fund shares by one or more of the insurance Company separate accounts which fund these contracts, which could have adverse consequences to the Funds. Material irreconcilable conflicts could result from, for example: (a) changes in state insurance laws; (b) changes in U.S. Federal income tax laws; or (c) differences in voting instructions between those given by variable annuity contractowners and those given by variable life insurance contractowners. If the Board were to conclude that separate series of the Trust should be established for variable annuity and variable life separate accounts, each insurance Company would bear the attendant expenses. Should this become necessary, contractowners would presumably no longer have the economies of scale resulting from a larger combined mutual fund.
REDEMPTION OF SHARES
      Redemption payments shall be made wholly in cash unless the Trustees believe that economic conditions exist that would make such a practice detrimental to the best interests of a Fund and its remaining shareowners. If redemption is paid in portfolio securities, such securities will be valued in accordance with the procedures described above under “Determination of Net Asset Value” and a shareholder would incur brokerage expenses if these securities were then converted to cash.
PURCHASE OF SHARES
Purchase of Shares
      Each fund offers its shares of beneficial interest on a continuous basis. Investors should read this SAI and the Fund’s prospectus dated May 1, 2006, as amended from time to time (December      , 2006 for the Class II shares of Fundamental Value Portfolio) along with the Policy prospectus.
      Share certificates for the Funds will no longer be issued. If you currently hold share certificates of a Fund, such certificates will continue to be honored.

Sales Charges and Surrender Charges
      The Funds do not assess any sales charge, either when it sells or when it redeems shares. Surrender charges may be assessed under the Contracts, as described in the applicable Contract prospectus. Mortality and expense risk fees and other charges are also described in those prospectuses. Shares of the Funds are currently offered exclusively to Contract owners.
      On January 15, 1999, the existing shares of the Equity Index Portfolio were redesignated as Class I shares. On August 30, 2002, the existing shares of the Aggressive Growth Portfolio and Growth and Income

Portfolio were redesignated as Class I shares. Each Fund created a separate class of shares designated as Class II shares. Class II shares are sold without an initial sales charge, but are subject to an annual distribution fee of 0.25% of the daily net assets of the Class. Surrender charges that may be assessed under the Policies are described in the Policy prospectus. The existing shares of the Fundamental Value Portfolio will be redesignated as Class I shares on or about May 1, 2007 and the portfolios will commence the sales of its Class II shares on or about December      , 2006.
TAXATION
      The following is a summary of certain material Federal income tax considerations that may affect the Funds and their shareholders. This summary does not address all of the potential Federal income tax consequences that may be applicable to the Funds or to all categories of investors, some of which may be subject to special tax rules. Each prospective shareholder is urged to consult his or her own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in a Fund. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.
      Each Fund will be treated as a separate taxpayer for Federal income tax purposes with the result that: (a) each fund must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a fund-by-fund (rather than on a fund-wide) basis.
      Each Fund intends to continue to qualify separately each year as a “regulated investment company” under Subchapter M of the Code. To so qualify, each Fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities, foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the Fund’s taxable year, (i) at least 50% of the market value of the Fund’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the Fund controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnership.
      Investments by a Fund in partnerships, including in qualified publicly traded partnerships, may result in the fund’s being subject to state, local or foreign income, franchise or withholding tax liabilities. As a regulated investment company, a Fund will not be subject to Federal income tax on the portion of its taxable net investment income and capital gains that it distributes to its shareholders, provided the Fund satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, the fund must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A fund will be subject to income tax at regular corporation rates on any taxable income or gains that it does not distribute to its shareholders.
      In addition, each Fund intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the Separate Accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each Fund will be required to diversify its investments so that on the last day of each calendar quarter no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments.

Generally, all securities of the same issuer are treated as a single investment. For the purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. The Treasury Department has indicated that it may issue future pronouncements addressing the circumstances in which a Contract owner’s control of the investments of a Separate Account may cause the Contract owner, rather than the participating insurance company, to be treated as the owner of the assets held by the Separate Account.
      If the Contract owner is considered the owner of the securities underlying the Separate Account, income and gains produced by those securities would be included currently in the Contract owner’s gross income. It is not known what standards will be set forth in such pronouncements or when, if ever, these pronouncements may be issued. In the event that rules or regulations are adopted, there can be no assurance that the Funds will be able to operate as currently described, or that the Trust will not have to change the investment goal or investment policies of a Fund. The Board of Trustees reserves the right to modify the investment policies of a Fund as necessary to prevent any such prospective rules and regulations from causing a Contract owner to be considered the owner of the shares of the Fund underlying the Separate Account.
      Each Fund intends to accrue dividend income for Federal income tax purposes in accordance with the rules applicable to regulated investment companies. In some cases, these rules may have the effect of accelerating (in comparison to other recipients of the dividend) the time at which the dividend is taken into account by a Fund as taxable income.
      On December 31, 2005, the unused capital loss carryforwards, by Fund, were approximately as follows:
      Appreciation Portfolio, $8,989,439, Fundamental Value Portfolio, $958,340, Equity Index Portfolio, $7,879,130, Growth and Income Portfolio, $625,649, Aggressive Growth Portfolio, $579,590 and Diversified Strategic Income Portfolio, $7,111,968. For federal income tax purposes, these amounts are available to be applied against future capital gains of the Portfolio that has the carryovers, if any, that are realized prior to the expiration of the applicable carryover. The carryovers expire as follows:

	December 31,

Fund	2005	2006	2007	2008	2009	2010	2011

	(In thousands)

Equity Index Portfolio	—	—	—	$—	$—	$7,879	—

Diversified Strategic Income Portfolio	—	—	—	$449	$4,544	$2,119	—

Appreciation Portfolio	—	—	—	—	—	$1,677	$7,312

Fundamental Value Portfolio	—	—	—	—	$767	$192	—

Growth and Income Portfolio	—	—	—	—	—	—	$626

Aggressive Growth Portfolio	—	—	—	—	—	$578	—
      The Code imposes a 4% nondeductible excise tax on any Fund to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on December 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the Fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each Fund anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.
      Each Fund intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the Separate Accounts). Such distributions are automatically reinvested in additional shares of that Fund at net asset value and are includable in gross income of the Separate Accounts holding such shares. See the accompanying contract prospectus for information regarding the Federal income tax treatment of distributions to the Separate Accounts and to holders of the Contracts.
      If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the Fund in computing its taxable income. If a Fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize any net built-in gains (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if the Fund had been liquidated) if it qualifies as a regulated investment company in a subsequent year. Further, if a Fund should fail to qualify as a regulated investment company, such fund would be considered as a single investment, which may result in Contracts invested in that Fund not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside a Contract would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.
      A Fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such Fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such Fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the Fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.
      A Fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by such Fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the Fund’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such Fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the Fund. Dividends or other income (including, in some cases, capital gains) received by a Fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. A Fund will not be eligible to elect to treat any foreign taxes it pays as paid by its shareholders, who therefore will not be entitled to credits or deductions for such taxes on their own tax returns. Foreign taxes paid by the Fund will reduce the return from the fund’s investments.
      Under Section 988 of the Code, gains or losses attributable to fluctuations in exchange rates between the time a Fund accrues income or receivables or expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such income or pays such liabilities are generally treated as ordinary income or ordinary loss. Similarly, gains or losses on foreign currency, foreign currency forward contracts, certain foreign currency options or futures contracts and the disposition of debt securities denominated in foreign currency, to the extent attributable to fluctuations in exchange rates between the acquisition and disposition dates, are also treated as ordinary income or loss. If a Fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. Federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on the Fund in respect of deferred taxes arising from such distributions or gains.
      If any Fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, a Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain. Alternatively, a Fund may make a mark-to-market election that will result in the Fund’s being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by a Fund and, once made, would be effective for all subsequent taxable years of the Fund, unless revoked with the consent of the Internal Revenue Service (the “IRS”). By making the election, such fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.
      Each Fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules. Dividends and other distributions by a Fund are generally treated under the Code as received by the shareholders at the time the dividend or distribution is made. However, any dividend or distribution declared by a Fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December 31 of such calendar year and to have been paid by the Fund not later than such December 31, provided such dividend is actually paid by the Fund during January of the following calendar year.
      Each Fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). However, if a Fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses (including any capital loss carryovers), it will be subject to a corporate tax (currently at a maximum rate of 35%) on the amount retained. In that event, a fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for U.S. federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for U.S. federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder’s income. Organizations or persons not subject to U.S. federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the Fund upon filing appropriate returns or claims for refund with the IRS. Distributions of net realized long-term capital gains, if any, that a Fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the Fund. All other dividends of a Fund (including dividends from short-term capital gains) from its current and accumulated earnings and profits (“regular dividends”) are generally subject to tax as ordinary income.
      Special rules apply, however, to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31, 2010, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individual’s net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of a Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by a Fund; or (ii) the portion of the regular dividends paid by a Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Fund’s gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year.
      For this purpose, “qualified dividend income” generally means income from dividends received by a Fund from U.S. corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways. However, qualified dividend income does not include any dividends received from tax exempt corporations. Also, dividends received by a Fund from a real estate investment trust or another regulated investment company generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other regulated investment company. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.
      We will send you information after the end of each year setting forth the amount of dividends paid by us that are eligible for the reduced rates. If an individual receives a regular dividend qualifying for the long-term capital gains rates and such dividend constitutes an “extraordinary dividend,” and the individual subsequently recognizes a loss on the sale or exchange of stock in respect of which the extraordinary dividend was paid, then the loss will be long-term capital loss to the extent of such extraordinary dividend. An “extraordinary dividend” on common stock for this purpose is generally a dividend (i) in an amount greater than or equal to 10% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within an 85-day period or (ii) in an amount greater than 20% of the taxpayer’s tax basis (or trading value) in a share of stock, aggregating dividends with ex-dividend dates within a 365-day period.
      Distributions in excess of a Fund’s current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder’s basis in his shares of the fund, and as a capital gain thereafter (if the shareholder holds his shares of the Fund as capital assets). Shareholders receiving dividends or distributions in the form of additional shares should be treated for U.S. federal income tax purposes as receiving a distribution in an amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.
      Dividends paid by a Fund that are attributable to dividends received by the fund from domestic corporations may qualify for the federal dividends-received deduction for corporations.
      Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them. If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends will be included in the Fund’s gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.
      Certain types of income received by a Fund from real estate investment trusts (“REITs”), real estate mortgage investment conduits (“REMICs”), taxable mortgage pools or other investments may cause a fund to designate some or all of its distributions as “excess inclusion income.” To Fund shareholders such excess inclusion income may (1) constitute taxable income as “unrelated business taxable income” (“UBTI”) for those shareholders who would otherwise be tax-exempt such as individual retirement accounts, 401(k) accounts, Keogh plans, pension plans and certain charitable entities; (2) not be offset against net operating losses for tax purposes; (3) not be eligible for reduced US withholding for non-US shareholders even from tax treaty countries; and (4) cause the Fund to be subject to tax if certain “disqualified organizations” as defined by the Code are fund shareholders.
      Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. A redemption of shares by a Fund will be treated as a sale for this purpose. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in a Fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a Fund share held by the shareholder for six months or less will be treated for U.S. federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share. If a shareholder incurs a sales charge in acquiring shares of a fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis of the newly acquired shares. Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment within a family of mutual funds.
      Each Fund may be required to withhold, for U.S. federal income tax purposes, a portion of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding. Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.
      Shareholders will receive, if appropriate, various written notices after the close of a Fund’s taxable year regarding the U.S. federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the Fund to its shareholders during the preceding taxable year. Dividends, distributions and redemption proceeds may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation.
      If a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.
      Dividends paid by a Fund to non-U.S. shareholders are generally subject to withholding tax at a 30% rate or a reduced rate specified by an applicable income tax treaty to the extent derived from investment income and short-term capital gains. In order to obtain a reduced rate of withholding, a non-U.S. shareholder will be required to provide an IRS Form W-8BEN certifying its entitlement to benefits under a treaty. The withholding tax does not apply to regular dividends paid to a non-U.S. shareholder who provides a Form W-8ECI, certifying that the dividends are effectively connected with the non-U.S. shareholder’s conduct of a trade or business within the United States. Instead, the effectively connected dividends will be subject to regular U.S. income tax as if the non-U.S. shareholder were a U.S. shareholder. A non-U.S. corporation receiving effectively connected dividends may also be subject to additional “branch profits tax” imposed at a rate of 30% (or lower treaty rate). A non-U.S. shareholder who fails to provide an IRS Form W-8BEN or other applicable form may be subject to backup withholding at the appropriate rate.
      In general, United States federal withholding tax will not apply to any gain or income realized by a non-U.S. shareholder in respect of any distributions of net long-term capital gains over net short-term capital losses, exempt-interest dividends, or upon the sale or other disposition of shares of a Fund. For taxable years beginning before January 1, 2008, properly-designated dividends are generally exempt from United States federal withholding tax where they (i) are paid in respect of a Fund’s “qualified net interest income” (generally, a Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of a Fund’s “qualified short-term capital gains” (generally, the excess of a Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, a Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if a Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.
      The foregoing is only a summary of certain material U.S. Federal income tax consequences affecting the Funds and the investors. Prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the funds.
Organization of the Trust
      The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts pursuant to the Trust Agreement. The Trust commenced operations on October 16, 1991, under the name Shearson Series Fund. On July 30, 1993, October 14, 1994 and July 24, 1997, the Trust changed its name to Smith Barney Shearson Series Fund, Smith Barney Series Fund, and Greenwich Street Series Fund, respectively. On May 1, 2006, the Trust changed its name to Legg Mason Partners Variable Portfolios II.
      In the interest of economy and convenience, certificates representing shares in the Trust are not physically issued. The transfer agent maintains a record of each shareholder’s ownership of Trust shares. Shares do not have cumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all of the Trustees. Shares are transferable but have no preemptive, conversion or subscription rights. Annuity owners generally vote by Fund, except with respect to the election of Trustees and the selection of independent public accountants. The variable account will vote the shares of the Trust held by the variable account at regular and special meetings of the shareholders of the various portfolios in accordance with instructions received from the owners of a variable annuity contract or a certificate evidencing interest in a Contract, offered by certain insurance companies designated by the Trust, having a voting interest in the relevant subaccount (the “Subaccount”). For a discussion of the rights of Contract owners concerning the voting of shares, please refer to the Contract prospectus.
      The Trust offers shares of beneficial interest of separate series with a par value of $.001 per share. Shares of seven series have been authorized, which represent the interests in the seven Funds described in the prospectus and this SAI. When matters are submitted for shareholder vote, shareholders of each Fund will have one vote for each full share owned and proportionate, fractional votes for fractional shares held.
      The Participating Insurance Companies send a semi-annual report and an audited annual report to each owner of a Contract, each of which includes a list of the investment securities held by the Funds at the end of the period covered. Contract owners may make inquiries regarding the Trust and its Funds, including the current performance of the Funds, to a representative of a Participating Insurance Company or their Service Agent.
      There will be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders’ meeting for the election of Trustees. Shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose.
      Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust’s property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a Contract owner incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust would be unable to meet its obligations, a possibility that the Trust’s management believes is remote. Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.
Additional Information
      Annual and Semi-Annual Reports. The Trust sends its shareholders a semi-annual report and an audited annual report, which include listings of investment securities held by each Fund at the end of the period covered. In an effort to reduce the Funds’ printing and mailing costs, the Fund consolidates the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. In addition, each Fund also consolidates the mailing of its prospectus so that a shareholder having multiple accounts will receive a single prospectus annually.
      Shareholders who do not want this consolidation to apply to their accounts should contact their Service Agent or the transfer agent.
      Licensing Agreement. “Smith Barney” is a service mark of Citigroup, licensed for use by Legg Mason as the names of funds and investment advisers. Legg Mason and its affiliates, as well as the fund’s investment adviser, are not affiliated with Citigroup.
      Proposed Changes. The Board has approved a number of initiatives designed to streamline and restructure the fund complex, and the Trust is seeking shareholder approval for those initiatives where shareholder approval is required. If certain of these matters are approved by the shareholders entitled to vote on the matters, each Fund will become a series of a Maryland business trust.
      A Maryland business trust is an unincorporated business association that is established under, and governed by, Maryland law. Maryland law provides a statutory framework for the powers, duties, rights and obligations of the trustees and shareholders of the business trust, while the more specific powers, duties, rights and obligations of the trustees and the shareholders are determined by the trustees as set forth in the trust’s declaration of trust. Some of the more significant provisions of the trust’s declaration are described below.

Shareholder Voting
      The declaration provides for shareholder voting as required by the 1940 Act or other applicable laws but otherwise permits, consistent with Maryland law, actions by the trustees without seeking the consent of shareholders. The trustees may, without shareholder approval, amend the declaration or authorize the merger or consolidation of the trust into another trust or entity, reorganize the trust or any series or class into another trust or entity or a series or class of another entity, sell all or substantially all of the assets of the trust or any series or class to another entity, or a series or class of another entity, or terminate the trust or any series or class.
      A fund is not required to hold an annual meeting of shareholders, but a fund will call special meetings of shareholders whenever required by the 1940 Act or by the terms of the declaration. The declaration provides for “dollar-weighted voting” which means that a shareholder’s voting power is determined, not by the number of shares the shareholder owns, but by the dollar value of those shares determined on the record date. All shareholders of all series and classes of the trust vote together, except where required by the 1940 Act to vote separately by series or by class, or when the trustees have determined that a matter affects only the interests of one or more series or classes of shares.

Election and Removal of Trustees
      The declaration provides that the trustees may establish the number of trustees and that vacancies on the board may be filled by the remaining trustees, except when election of trustees by the shareholders is required under the 1940 Act. Trustees are then elected by a plurality of votes cast by shareholders at a meeting at which a quorum is present. The declaration also provides that a mandatory retirement age may be set by action of two-thirds of the trustees and that trustees may be removed, with or without cause, by a vote of shareholders holding two-thirds of the voting power of the trust, or by a vote of two-thirds of the remaining trustees. The provisions of the declaration relating to the election and removal of trustees may not be amended without the approval of two-thirds of the trustees.

Amendments to the Declaration
      The trustees are authorized to amend the declaration without the vote of shareholders, but no amendment may be made that impairs the exemption from personal liability granted in the declaration to persons who are or have been shareholders, trustees, officers or, employees of the trust or that limit the rights to indemnification or insurance provided in the declaration with respect to actions or omissions of persons entitled to indemnification under the declaration prior to the amendment.

Issuance and Redemption of Shares
      A fund may issue an unlimited number of shares for such consideration and on such terms as the trustees may determine. Shareholders are not entitled to any appraisal, preemptive, conversion, exchange or similar rights, except as the trustees may determine. A fund may involuntarily redeem a shareholder’s shares upon certain conditions as may be determined by the trustees, including, for example, if the shareholder fails to provide a fund with identification required by law, or if a fund is unable to verify the information received from the shareholder. Additionally, as discussed below, shares may be redeemed in connection with the closing of small accounts.

Disclosure of Shareholder Holdings
      The declaration specifically requires shareholders, upon demand, to disclose to a fund information with respect to the direct and indirect ownership of shares in order to comply with various laws or regulations, and a fund may disclose such ownership if required by law or regulation.

Small Accounts
      The declaration provides that a fund may close out a shareholder’s account by redeeming all of the shares in the account if the account falls below a minimum account size (which may vary by class) that may be set by the trustees from time to time. Alternately, the declaration permits a fund to assess a fee for small accounts (which may vary by class) and redeem shares in the account to cover such fees, or convert the shares into another share class that is geared to smaller accounts.

Series and Classes
      The declaration provides that the trustees may establish series and classes in addition to those currently established and to determine the rights and preferences, limitations and restrictions, including qualifications for ownership, conversion and exchange features, minimum purchase and account size, expenses and charges, and other features of the series and classes. The trustees may change any of those features, terminate any series or class, combine series with other series in the trust, combine one or more classes of a series with another class in that series or convert the shares of one class into another class.
      Each share of a fund, as a series of the trust, represents an interest in the fund only and not in the assets of any other series of the trust.

Shareholder, Trustee and Officer Liability
      The declaration provides that shareholders are not personally liable for the obligations of a fund and requires a fund to indemnify a shareholder against any loss or expense arising from any such liability. In addition, a fund will assume the defense of any claim against a shareholder for personal liability at the request of the shareholder. The declaration further provides that a trustee acting in his or her capacity of trustee is not personally liable to any person other than the trust or its shareholders, for any act, omission, or obligation of the trust. Further, a trustee is held to the same standard of conduct as a director of a Maryland corporation. This requires that a trustee perform his or her duties in good faith and in a manner he or she reasonably believes to be in the best interests of the trust or a series thereof, and with the care that an ordinarily prudent person in a like position would use under similar circumstances. The declaration also permits the limitation of a trustee’s liability to the full extent provided under Maryland law. Under current Maryland law, a trustee is liable to the trust or its shareholders for monetary damages only (a) to the extent that it is proved that he or she actually received an improper benefit or profit in money, property, or services or (b) to the extent that a judgment or other final adjudication adverse to the trustee is entered in a proceeding based on a finding in the proceeding that the trustee’s action, or failure to act, was the result of active and deliberate dishonesty and was material to the cause of action adjudicated in the proceeding. The declaration requires the trust to indemnify any persons who are or who have been trustees, officers or employees of the trust for any liability for actions or failure to act except to the extent prohibited by applicable federal law. In making any determination as to whether any person is entitled to the advancement of expenses in connection with a claim for which indemnification is sought, such person is entitled to a rebuttable presumption that he or she did not engage in conduct for which indemnification is not available.
      The declaration provides that any trustee who serves as chair of the board or of a committee of the board, lead independent trustee, or audit committee financial expert, or in any other similar capacity will not be subject to any greater standard of care or liability because of such position.

Derivative Actions
      The declaration provides a detailed process for the bringing of derivative actions by shareholders in order to permit legitimate inquiries and claims while avoiding the time, expense, distraction, and other harm that can be caused to a fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by three unrelated shareholders must first be made on a fund’s trustees. The declaration details various information, certifications, undertakings and acknowledgements that must be included in the demand. Following receipt of the demand, the trustees have a period of 90 days, which may be extended by an additional 60 days, to consider the demand. If a majority of the trustees who are considered independent for the purposes of considering the demand determine that maintaining the suit would not be in the best interests of a fund, the trustees are required to reject the demand and the complaining shareholders may not proceed with the derivative action unless the shareholders are able to sustain the burden of proof to a court that the decision of the trustees not to pursue the requested action was not a good faith exercise of their business judgment on behalf of the fund. The declaration further provides that shareholders owning shares representing at least 5% of the voting power of the affected fund must join in bringing the derivative action. If a demand is rejected, the complaining shareholders will be responsible for the costs and expenses (including attorneys’ fees) incurred by the fund in connection with the consideration of the demand, if in the judgment of the independent trustees, the demand was made without reasonable cause or for an improper purpose. If a derivative action is brought in violation of the declaration, the shareholders bringing the action may be responsible for the fund’s costs, including attorneys’ fees.
      The declaration further provides that the fund shall be responsible for payment of attorneys’ fees and legal expenses incurred by a complaining shareholder only if required by law, and any attorneys’ fees that the fund is obligated to pay shall be calculated using reasonable hourly rates. The declaration also requires that actions by shareholders against the fund be brought only in federal court in Baltimore, Maryland, or if not permitted to be brought in federal court, then in state court in Baltimore, Maryland, and that the right to jury trial be waived to the full extent permitted by law.
Legal Matters
      Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its then affiliates, including SBFM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
      On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the funds in which none of the plaintiffs had invested, and dismissing those funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.
      On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.
      Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

      On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to certain of the Funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).
      The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the Boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
      The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
      The order required SBFM to recommend a new transfer agent contract to the Affected Fund Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
      Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
      On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.
      The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Financial Statements
      The Trust’s annual reports for the fiscal year ended December 31, 2005 are incorporated herein by reference in its entirety. The annual reports were filed on March 13, 2006, Accession Numbers 0000950123-06-3025 and 0000950123-06-3011. The Fund’s semi annual report for Fundamental Value Portfolio for the fiscal period ended June 30, 2006 are incorporated herein by reference. The semi annual report was filed on September 7, 2006, Accession Number 0000914851-06-000322.

APPENDIX A
RATINGS ON DEBT OBLIGATIONS
Bond (and Notes) Ratings

Moody’s Investors Service, Inc.
      Aaa — Bonds that are rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
      Aa — Bonds that are rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risks appear somewhat larger than in “Aaa” securities.
      A — Bonds that are rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present that suggest a susceptibility to impairment sometime in the future.
      Baa — Bonds that are rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
      Ba — Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
      B — Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
      Caa — Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
      Ca — Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.
      C — Bonds which are rated C are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
      Note: The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor’s
      AAA — Debt rated “AAA” has the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
      AA — Debt rated “AA” has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

      A — Debt rated “A” has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
      BBB — Debt rated “BBB” is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.
      BB, B, CCC, CC, C — Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ or ‘C’ is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. ‘BB’ indicates the lowest degree of speculation and ‘C’ the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.
      Plus (+) or Minus (-): The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.
      Provisional Ratings: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise judgment with respect to such likelihood and risk.
      L — The letter “L” indicates that the rating pertains to the principal amount of those bonds where the underlying deposit collateral is fully insured by the Federal Savings & Loan Insurance Corp. or the Federal Deposit Insurance Corp.
      † — Continuance of the rating is contingent upon S&P’s receipt of closing documentation confirming investments and cash flow.
      * — Continuance of the rating is contingent upon S&P’s receipt of an executed copy of the escrow agreement.
      NR — Indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Fitch Ratings, Inc.
      AAA — Bonds rated AAA by Fitch have the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments which is highly unlikely to be adversely affected by foreseeable events.
      AA — Bonds rated AA by Fitch have a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitment. This capacity is not significantly vulnerable to foreseeable events.
      A — Bonds rated A by Fitch are considered to have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be strong, but may be more vulnerable to changes in economic conditions and circumstances than bonds with higher ratings.
      BBB — Bonds rated BBB by Fitch currently have a low expectation of credit risk. The capacity for timely payment of financial commitments is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to impair this capacity. This is the lowest investment grade category assigned by Fitch.
      BB — Bonds rated BB by Fitch carry the possibility of credit risk developing, particularly as the result of adverse economic change over time. Business or financial alternatives may, however, be available to allow financial commitments to be met. Securities rated in this category are not considered by Fitch to be investment grade.
      B — Bonds rated B by Fitch carry significant credit risk, however, a limited margin of safety remains. Although financial commitments are currently being met, capacity for continued payment depends upon a sustained, favorable business and economic environment.
      CCC, CC, C — Default on bonds rated CCC, CC, and C by Fitch is a real possibility. The capacity to meet financial commitments depends solely on a sustained, favorable business and economic environment. Default of some kind on bonds rated CC appears probable, a C rating indicates imminent default.
      Plus and minus signs are used by Fitch to indicate the relative position of a credit within a rating category. Plus and minus signs however, are not used in the AAA category.
Commercial Paper Ratings

Moody’s Investors Service, Inc.
      Issuers rated “Prime-1” (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment will normally be evidenced by the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial changes and high internal cash generation; well-established access to a range of financial markets and assured sources of alternate liquidity.
      Issuers rated “Prime-2” (or related supporting institutions) have strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard & Poor’s
      A-1 — This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issuers determined to possess overwhelming safety characteristics will be denoted with a plus (+) sign designation.
      A-2 — Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated A-1.
     Fitch Ratings, Inc.
      Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.
      The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet financial commitment in a timely manner.
      Fitch’s short-term ratings are as follows:
      F1+ — Issues assigned this rating are regarded as having the strongest capacity for timely payments of financial commitments. The “+” denotes an exceptionally strong credit feature.
      F1 — Issues assigned this rating are regarded as having the strongest capacity for timely payment of financial commitments.
      F2 — Issues assigned this rating have a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
      F3 — The capacity for the timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non investment grade.

APPENDIX B
Legg Mason Partners Fund Advisor, LLC
Proxy Voting Policy
      LMPFA delegates to each sub-adviser the responsibility for voting proxies for its Funds, as applicable, through its contracts with each sub-adviser. Each sub-adviser may use its own proxy voting policies and procedures to vote proxies of the Funds if the Trust’s Board reviews and approves the use of those policies and procedures. Accordingly, LMPFA does not expect to have proxy-voting responsibility for any of the Funds.
      Should LMPFA become responsible for voting proxies for any reason, such as the inability of a sub-adviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent sub-adviser to vote proxies until a new sub-adviser is retained and the use of its proxy voting policies and procedures is authorized by the Board. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and any fund, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations.
      LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from each sub-adviser and providing them to the Funds as required for the Funds to comply with applicable rules under the 1940 Act. LMPFA shall also be responsible for coordinating the provision of information to the Board with regard to the proxy voting policies and procedures of each sub-adviser, including the actual proxy voting policies and procedures of each sub-adviser, changes to such policies and procedures, and reports on the administration of such policies and procedures.

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APPENDIX C
PROXY VOTING GUIDELINES & PROCEDURES SUMMARY
Concerning ClearBridge Advisors(1)(Clearbridge)
Proxy Voting Policies and Procedures
      The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.
      ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.
      In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

      1 ClearBridge Advisors comprises CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason, Inc. (“Legg Mason”). As part of this transaction, CAM North America, LLC, Salomon Brothers Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of CAM North America, LLC, Salomon Brothers Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including CAM North America, LLC, Salomon Brothers Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup.

C-1

      In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.
      ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.
      If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

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APPENDIX D
Proxy Voting Policies and Procedures of Western Asset Management Company and
Western Asset Management Company Limited.
      The Proxy Voting Policies and Procedures of the Funds are the proxy voting policies and procedures of Western Asset Management Company and Western Asset Management Company Limited.
Background
      Western Asset Management Company and Western Asset Management Company Limited (together “Western Asset”) have adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC Rule 206(4)-6 under the Investment Advisers Act of 1940 (“Advisers Act”). Our authority to vote the proxies of our clients is established through investment management agreements or comparable documents, and our proxy voting guidelines have been tailored to reflect these specific contractual obligations. In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts. Unless a manager of ERISA assets has been expressly precluded from voting proxies, the Department of Labor has determined that the responsibility for these votes lies with the Investment Manager.
      In exercising its voting authority, Western Asset will not consult or enter into agreements with officers, directors/trustees or employees of Legg Mason Inc. or any of its affiliates (other than Western Asset Management Company Limited) regarding the voting of any securities owned by its clients.
Policy
      Western Asset’s proxy voting procedures are designed and implemented in a way that is reasonably expected to ensure that proxy matters are handled in the best interest of our clients. While the guidelines included in the procedures are intended to provide a benchmark for voting standards, each vote is ultimately cast on a case-by-case basis, taking into consideration Western Asset’s contractual obligations to our clients and all other relevant facts and circumstances at the time of the vote (such that these guidelines may be overridden to the extent Western Asset deems appropriate).
Procedures
Responsibility and Oversight
      The Western Asset Compliance Department (“Compliance Department”) is responsible for administering and overseeing the proxy voting process. The gathering of proxies is coordinated through the Corporate Actions area of Investment Support (“Corporate Actions”). Research analysts and portfolio managers are responsible for determining appropriate voting positions on each proxy utilizing any applicable guidelines contained in these procedures.
Client Authority
      Prior to August 1, 2003, all existing client investment management agreements (“IMAs”) will be reviewed to determine whether Western Asset has authority to vote client proxies. At account start-up, or upon amendment of an IMA, the applicable client IMA are similarly reviewed. If an agreement is silent on proxy voting, but contains an overall delegation of discretionary authority or if the account represents assets of an ERISA plan, Western Asset will assume responsibility for proxy voting. The Client Account Transition Team maintains a matrix of proxy voting authority.

Proxy Gathering
      Registered owners of record, client custodians, client banks and trustees (“Proxy Recipients”) that receive proxy materials on behalf of clients should forward them to Corporate Actions. Prior to August 1, 2003, Proxy Recipients of existing clients will be reminded of the appropriate routing to Corporate Actions for proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. Proxy Recipients for new clients (or, if Western Asset becomes aware that the applicable Proxy Recipient for an existing client has changed, the Proxy Recipient for the existing client) are notified at start-up of appropriate routing to Corporate Actions of proxy materials received and reminded of their responsibility to forward all proxy materials on a timely basis. If Western Asset personnel other than Corporate Actions receive proxy materials, they should promptly forward the materials to Corporate Actions.
Proxy Voting
      Once proxy materials are received by Corporate Actions, they are forwarded to the Compliance Department for coordination and the following actions:

a. Proxies are reviewed to determine accounts impacted.

b. Impacted accounts are checked to confirm Western Asset voting authority.

c. Compliance Department staff reviews proxy issues to determine any material conflicts of interest. (See conflicts of interest section of these procedures for further information on determining material conflicts of interest.)

d. If a material conflict of interest exists, (i) to the extent reasonably practicable and permitted by applicable law, the client is promptly notified, the conflict is disclosed and Western Asset obtains the client’s proxy voting instructions, and (ii) to the extent that it is not reasonably practicable or permitted by applicable law to notify the client and obtain such instructions (e.g., the client is a mutual fund or other commingled vehicle or is an ERISA plan client), Western Asset seeks voting instructions from an independent third party.

e. Compliance Department staff provides proxy material to the appropriate research analyst or portfolio manager to obtain their recommended vote. Research analysts and portfolio managers determine votes on a case-by-case basis taking into account the voting guidelines contained in these procedures. For avoidance of doubt, depending on the best interest of each individual client, Western Asset may vote the same proxy differently for different clients. The analyst’s or portfolio manager’s basis for their decision is documented and maintained by the Compliance Department.

f. Compliance Department staff votes the proxy pursuant to the instructions received in (d) or (e) and returns the voted proxy as indicated in the proxy materials.
Timing
      Western Asset personnel act in such a manner to ensure that, absent special circumstances, the proxy gathering and proxy voting steps noted above can be completed before the applicable deadline for returning proxy votes.
Recordkeeping
      Western Asset maintains records of proxies voted pursuant to Section 204-2 of the Advisers Act and ERISA DOL Bulletin 94-2. These records include:

a. A copy of Western Asset’s policies and procedures.

b. Copies of proxy statements received regarding client securities.

c. A copy of any document created by Western Asset that was material to making a decision how to vote proxies.

d. Each written client request for proxy voting records and Western Asset’s written response to both verbal and written client requests.

e. A proxy log including:

1. Issuer name;

2. Exchange ticker symbol of the issuer’s shares to be voted;

3. Council on Uniform Securities Identification Procedures (“CUSIP”) number for the shares to be voted;

4. A brief identification of the matter voted on;

5. Whether the matter was proposed by the issuer or by a shareholder of the issuer;

6. Whether a vote was cast on the matter;

7. A record of how the vote was cast; and

8. Whether the vote was cast for or against the recommendation of the issuer’s management team.
      Records are maintained in an easily accessible place for five years, the first two in Western Asset’s offices.
Disclosure
      Western Asset’s proxy policies are described in the firm’s Part II of Form ADV. Prior to August 1, 2003, Western Asset will deliver Part II of its revised Form ADV to all existing clients, along with a letter identifying the new disclosure. Clients will be provided a copy of these policies and procedures upon request. In addition, upon request, clients may receive reports on how their proxies have been voted.
Conflicts of Interest
      All proxies are reviewed by the Compliance Department for material conflicts of interest. Issues to be reviewed include, but are not limited to:

1. Whether Western (or, to the extent required to be considered by applicable law, its affiliates) manages assets for the company or an employee group of the company or otherwise has an interest in the company;

2. Whether Western or an officer or Director/ Trustee of Western or the applicable portfolio manager or analyst responsible for recommending the proxy vote (together, “Voting Persons”) is a close relative of or has a personal or business relationship with an executive, Director/ Trustee or person who is a candidate for Director/ Trustee of the company or is a participant in a proxy contest; and

3. Whether there is any other business or personal relationship where a Voting Person has a personal interest in the outcome of the matter before shareholders.
Voting Guidelines
      Western Asset’s substantive voting decisions turn on the particular facts and circumstances of each proxy vote and are evaluated by the designated research analyst or portfolio manager. The examples outlined below are meant as guidelines to aid in the decision making process.
      Guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and are recommended by a company’s board of Directors/ Trustees; Part II deals with proposals submitted by shareholders for inclusion in proxy statements; Part III addresses issues relating to voting shares of investment companies; and Part IV addresses unique considerations pertaining to foreign issuers.

I.     Board Approved Proposals
      The vast majority of matters presented to shareholders for a vote involve proposals made by a company itself that have been approved and recommended by its board of Directors/ Trustees. In view of the enhanced corporate governance practices currently being implemented in public companies, Western Asset generally votes in support of decisions reached by independent boards of Directors/ Trustees. More specific guidelines related to certain board-approved proposals are as follows:

Matters relating to the Board of Directors/ Trustees
      Western Asset votes proxies for the election of the company’s nominees for Directors/ Trustees and for board-approved proposals on other matters relating to the board of Directors/ Trustees the following exceptions:

a. Votes are withheld for the entire board of Directors/ Trustees if the board does not have a majority of independent Directors/ Trustees or the board does not have nominating, audit and compensation committees composed solely of independent Directors/ Trustees

b. Votes are withheld for any nominee for Director/ Trustee who is considered an independent Director/ Trustee by the company and who has received compensation from the company other than for service as a Director/ Trustee.

c. Votes are withheld for any nominee for Director/ Trustee who attends less than 75% of board and committee meetings without valid reasons for absences.

d. Votes are cast on a case-by-case basis in contested elections of Directors/ Trustees.

Matters relating to Executive Compensation
      Western Asset generally favors compensation programs that relate executive compensation to a company’s long-term performance. Votes are cast on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

a. Except where the firm is otherwise withholding votes for the entire board of Directors/ Trustees, Western Asset votes for stock option plans that will result in a minimal annual dilution.

b. Western Asset votes against stock option plans or proposals that permit replacing or repricing of underwater options.

c. Western Asset votes against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.

d. Except where the firm is otherwise withholding votes for the entire board of Directors/ Trustees, Western Asset votes for employee stock purchase plans that limit the discount for shares purchased under the plan to no more than 15% of their market value, have an offering period of 27 months or less and result in dilution of 10% or less.

Matters relating to Capitalization
      The management of a company’s capital structure involves a number of important issues, including cash flows, financing needs and market conditions that are unique to the circumstances of each company. As a result, Western Asset votes on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization except where Western Asset is otherwise withholding votes for the entire board of Directors/ Trustees:

a. Western Asset votes for proposals relating to the authorization of additional common stock.

b. Western Asset votes for proposals to effect stock splits (excluding reverse stock splits).

c. Western Asset votes for proposals authorizing share repurchase programs.

Matters relating to Acquisitions, Mergers, Reorganizations and Other Transactions
      Western Asset votes these issues on a case-by-case basis on board-approved transactions. Matters relating to Anti-Takeover Measures

Western Asset votes against board-approved proposals to adopt anti-takeover measures except as follows:

a. Western Asset votes on a case-by-case basis on proposals to ratify or approve shareholder rights plans.

b. Western Asset votes on a case-by-case basis on proposals to adopt fair price provisions.

Other Business Matters
      Western Asset votes for board-approved proposals approving such routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting.

a. Western Asset votes on a case-by-case basis on proposals to amend a company’s charter or bylaws.

b. Western Asset votes against authorization to transact other unidentified, substantive business at the meeting.
II.     Shareholder Proposals
      SEC regulations permit shareholders to submit proposals for inclusion in a company’s proxy statement. These proposals generally seek to change some aspect of a company’s corporate governance structure or to change some aspect of its business operations. Western Asset votes in accordance with the recommendation of the company’s board of Directors/ Trustees on all shareholder proposals, except as follows:

1. Western Asset votes for shareholder proposals to require shareholder approval of shareholder rights plans.

2. Western Asset votes for shareholder proposals that are consistent with Western Asset’s proxy voting guidelines for board-approved proposals.

3. Western Asset votes on a case-by-case basis on other shareholder proposals where the firm is otherwise withholding votes for the entire board of Directors/ Trustees.
III.     Voting Shares of Investment Companies
      Western Asset may utilize shares of open or closed-end investment companies to implement its investment strategies. Shareholder votes for investment companies that fall within the categories listed in Parts I and II, above, are voted in accordance with those guidelines.

1. Western Asset votes on a case-by-case basis on proposals relating to changes in the investment objectives of an investment company taking into account the original intent of the fund and the role the fund plays in the clients’ portfolios.

2. Western Asset votes on a case-by-case basis all proposals that would result in increases in expenses (e.g., proposals to adopt 12b-1 plans, alter investment advisory arrangements or approve fund mergers) taking into account comparable expenses for similar funds and the services to be provided.
IV.     Voting Shares of Foreign Issuers
      In the event Western Asset is required to vote on securities held in foreign issuers — i.e. issuers that are incorporated under the laws of a foreign jurisdiction and that are not listed on a U.S. securities exchange or the NASDAQ stock market, the following guidelines are used, which are premised on the existence of a sound corporate governance and disclosure framework. These guidelines, however, may not be appropriate under some circumstances for foreign issuers and therefore apply only where applicable.

1. Western Asset votes for shareholder proposals calling for a majority of the Directors/ Trustees to be independent of management.

2. Western Asset votes for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.

3. Western Asset votes for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.

4. Western Asset votes on a case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.

APPENDIX E
BATTERYMARCH FINANCIAL MANAGEMENT, INC.
PROXY VOTING PHILOSOPHY
      Batterymarch recognizes that proxy voting is an integral part of its responsibilities as an investment manager. As a general principle, Batterymarch believes proxies should be voted solely in the best interests of its clients. Batterymarch generally votes proxies with a view to enhancing the value of the securities held in client accounts; Batterymarch will generally vote for any proposal that will maximize shareholder wealth or expand shareholder rights, and vote against any proposal that might decrease shareholder wealth or rights.
      When Batterymarch is responsible for voting proxies, Batterymarch’s policy is generally to vote in accordance with the recommendations of Institutional Shareholder Services (“ISS”), a recognized authority on proxy voting and corporate governance. Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Proxy Voter Services (“PVS”), an independent division of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO voting guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.
PROXY VOTING GUIDELINES
      In the absence of any specific direction from clients, proxy voting will normally be conducted in accordance with ISS’s standard guidelines. The following attachments are concise summaries of ISS’s standard proxy voting policy guidelines relating to domestic and global proxies.

BATTERYMARCH FINANCIAL MANAGEMENT, INC.
PROXY VOTING POLICIES AND PROCEDURES
INTRODUCTION
      Batterymarch’s primary focus and responsibility is to preserve and enhance its clients’ investment returns. An integral part of this responsibility is encouraging good corporate governance practices by the companies we invest in through conscientiously exercising shareholder rights. We believe this will result in increased value for shareholders.
      Batterymarch has adopted and implemented the following policies and procedures, which we believe are reasonably designed to ensure that Batterymarch’s votes are cast in a consistent manner that place our clients’ interests first.
      Batterymarch’s Proxy Voting Philosophy and Guidelines are an integral part of this document.
VOTING AND MONITORING RESPONSIBILITY
      Batterymarch’s Compliance Department is responsible for managing and monitoring proxy voting operations. Batterymarch has retained Institutional Shareholder Services (“ISS”), a recognized authority on proxy voting and corporate governance, to provide day-to-day proxy voting services, including, but not limited to, obtaining information from clients’ custodians, reconciling proxy ballots, providing vote recommendations, voting, recordkeeping and reporting. Batterymarch’s compliance personnel are responsible for managing the relationship with ISS and ensuring that Batterymarch’s fiduciary obligations are met.
VOTING AUTHORITY
      Batterymarch assumes voting authority for all client accounts unless a client’s Investment Management Agreement explicitly states otherwise.
HOW PROXIES ARE VOTED
      Batterymarch’s policy is generally to vote in accordance with the recommendations of ISS. Voting will normally be conducted in accordance with ISS’s standard guidelines. However, a client may direct Batterymarch to vote in accordance with the guidelines of Proxy Voter Services (“PVS”), an independent division of ISS which focuses on the specific concerns of Taft-Hartley plans and which conform to the AFL-CIO voting guidelines. In instances where ISS has not made any recommendations with respect to a proxy, Batterymarch will generally vote in accordance with ISS’s proxy voting guidelines.
      Under certain circumstances, Batterymarch may believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines. In such cases, provided that Batterymarch’s Compliance Department does not identify a material conflict of interest in overriding an ISS vote recommendation or voting against ISS’s proxy voting guidelines, Batterymarch will override the voting recommendation of ISS.
      Batterymarch will generally cast votes for all shares for which it has voting authority, unless the cost of voting is presumed to outweigh the benefit. Batterymarch’s policy regarding when it may not vote proxies is described below.

CONFLICTS OF INTEREST
      Potential conflicts of interest may arise due to a variety of reasons that could affect how Batterymarch votes proxies. Batterymarch manages assets for a wide variety of clients that may have mutually exclusive goals regarding the outcome of a shareholders meeting. Batterymarch may have a conflict of interest when a company that is soliciting a proxy is an advisory client of Batterymarch, or when Batterymarch’s employees have an interest in a proxy voting proposal that is at variance with the interests of Batterymarch’s clients. With the ability to influence the outcome of a corporation’s shareholders meeting comes the responsibility to prevent potential conflicts of interest from affecting the way we cast our votes. Batterymarch attempts to minimize material conflicts of interest by using pre-determined voting guidelines and by obtaining vote recommendations from ISS.
      If one or more members of Batterymarch’s investment teams believe that it will be in the best interests of clients to vote against ISS’s recommendations or, in cases where ISS has not provided Batterymarch with any recommendations with respect to a proxy, to vote in contradiction with ISS’s general proxy voting guidelines, Batterymarch’s Compliance Department will be responsible for identifying any proxy voting proposals that present a conflict of interest. If such a proposal is identified, Batterymarch’s compliance personnel will decide whether it presents a material conflict of interest.
      If a conflict of interest is identified, proxy proposals that are “routine,” such as uncontested elections of directors, meeting formalities, and approval of financial statements, generally will not result in a material conflict of interest. Material conflicts of interest are more likely to result from non-routine proxy proposals. Non-routine proposals would typically include any contested matter, including a contested election of directors, a merger or sale of substantial assets, a change in the articles of incorporation that materially affects the rights of shareholders, and compensation matters for management (e.g., stock option plans and retirement plans).
      If Batterymarch’s Compliance Department determines that a material conflict of interest exists, Batterymarch may vote the proposal in accordance with either (a) the recommendations of ISS, (b) another authorized person of Batterymarch if the material conflict of interest does not relate to such other person or Batterymarch itself, or (c) each client whose portfolio includes the applicable security. If Batterymarch solicits instructions from clients on how to vote a proposal or proxy, Batterymarch may or may not disclose to such clients the nature of the conflict of interest.
WHEN BATTERYMARCH MAY NOT VOTE
      Batterymarch generally does not vote proxies when it determines that the cost of voting outweighs the benefit of doing so. For example, voting proxies for shares of foreign securities may involve significant costs, such as translation of proxy materials. In some foreign markets, there are laws that prevent Batterymarch from selling shares for a period of time before and/or after a shareholder meeting (also known as “share blocking”). Where share blocking occurs, shares must be “frozen” for trading purposes in order to vote. During the time that shares are blocked, any pending trades will not settle. Depending on the market, this period can last from one day to several weeks. Any sales that must be executed will settle late and potentially be subject to interest charges or other punitive fees. For this reason, in share blocking markets, Batterymarch retains the right whether or not to vote, based on the determination of Batterymarch’s investment personnel.
      ISS sends a periodic report of securities with upcoming meetings in share blocking markets. This report details the type of meeting, the market and the blocking period. Batterymarch’s Compliance Department monitors these upcoming meetings, consults with Batterymarch investment team members responsible for investing in each market and arrives at a decision on whether or not to vote.
RECORDKEEPING AND REPORTING
      ISS maintains complete records of all votes cast on behalf of each of Batterymarch’s client accounts, including the number of shares held, meeting date, type of meeting, management recommendation, and the rationale for each vote. ISS provides Batterymarch with periodic, customized reports for each client account for which Batterymarch votes proxies.
REQUESTS TO OBTAIN PROXY VOTING INFORMATION
      Batterymarch provides proxy voting summary reports to clients for whom we exercise voting responsibility on an annual basis or more frequently, subject to such clients’ reporting requirements. Batterymarch is able to provide such reporting either electronically or in hard copy format. Batterymarch also provides a copy of its proxy voting guidelines to clients upon request.
      A log of client requests for proxy voting information and details on the fulfillment of those requests is maintained by Batterymarch’s Compliance Department.
      Client requests for obtaining information about Batterymarch’s proxy voting guidelines or information about how Batterymarch voted client securities, if applicable, can be obtained by contacting Batterymarch:
      By mail

Batterymarch Financial Management, Inc.

Attention: Compliance Department

200 Clarendon Street, 49th Floor

Boston, Massachusetts 02116

USA

      By telephone

(617) 266-8300

2005 DOMESTIC PROXY VOTING GUIDELINES SUMMARY
      The following is a condensed version of certain proxy voting recommendations contained in the ISS Proxy Voting Manual.

1.	Operational Items
     Adjourn Meeting
      Generally vote AGAINST proposals to provide management with the authority to adjourn an annual or special meeting absent compelling reasons to support the proposal.
      Vote FOR proposals that relate specifically to soliciting votes for a merger or transaction for which ISS has recommended a FOR vote. Vote AGAINST proposals if the wording is too vague or if the proposal includes “other business.”
     Amend Quorum Requirements
      Vote AGAINST proposals to reduce quorum requirements for shareholder meetings below a majority of the shares outstanding unless there are compelling reasons to support the proposal.
     Amend Minor Bylaws
      Vote FOR bylaw or charter changes that are of a housekeeping nature (updates or corrections).
     Change Company Name
      Vote FOR proposals to change the corporate name.
     Change Date, Time, or Location of Annual Meeting
      Vote FOR management proposals to change the date/time/location of the annual meeting unless the proposed change is unreasonable.
      Vote AGAINST shareholder proposals to change the date/time/location of the annual meeting unless the current scheduling or location is unreasonable.
     Ratifying Auditors
      Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.

      Vote CASE-BY-CASE on shareholder proposals asking companies to prohibit or limit their auditors from engaging in non-audit services.
      Vote CASE-BY-CASE on shareholder proposals asking for audit firm rotation, taking into account the tenure of the audit firm, the length of rotation specified in the proposal, any significant audit-related issues at the company, the number of Audit Committee meetings held each year, the number of financial experts serving on the committee, and whether the company has a periodic renewal process where the auditor is evaluated for both audit quality and competitive price.

Transact Other Business
      Vote AGAINST proposals to approve other business when it appears as voting item.

2.	Voting on Director Nominees in Uncontested Elections
      Votes on director nominees should be made on a CASE-BY-CASE basis, examining the following factors:
      composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, directors’ investment in the company, whether the chairman is also serving as CEO, and whether a retired CEO sits on the board. However, there are some actions by directors that should result in votes being withheld. These instances include directors who:

•	Attend less than 75 percent of the board and committee meetings without a valid excuse

•	Implement or renew a dead-hand or modified dead-hand poison pill

•	Adopt a poison pill without shareholder approval since the company’s last annual meeting and there is no requirement to put the pill to shareholder vote within 12 months of its adoption

•	Ignore a shareholder proposal that is approved by a majority of the shares outstanding

•	Ignore a shareholder proposal that is approved by a majority of the votes cast for two consecutive years

•	Failed to act on takeover offers where the majority of the shareholders tendered their shares

•	Are inside directors or affiliated outsiders and sit on the audit, compensation, or nominating committees

•	Are inside directors or affiliated outsiders and the full board serves as the audit, compensation, or nominating committee or the company does not have one of these committees

•	Are audit committee members and the non-audit fees paid to the auditor are excessive.

      In addition, directors who enacted egregious corporate governance policies or failed to replace management as appropriate would be subject to recommendations to withhold votes.

•	Are inside directors or affiliated outside directors and the full board is less than majority independent

•	Sit on more than six public company boards, or on more than two public boards in addition to their own if they are CEOs of public companies.

•	Are on the compensation committee when there is a negative correlation between chief executive pay and company performance

•	Have failed to address the issue(s) that resulted in any of the directors receiving more than 50% withhold votes out of those cast at the previous board election

Age Limits
      Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

Board Size
      Vote FOR proposals seeking to fix the board size or designate a range for the board size.
      Vote AGAINST proposals that give management the ability to alter the size of the board outside of a specified range without shareholder approval.

Classification/Declassification of the Board
      Vote AGAINST proposals to classify the board.
      Vote FOR proposals to repeal classified boards and to elect all directors annually.

Cumulative Voting
      Vote AGAINST proposals to eliminate cumulative voting.
      Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis based on the extent that shareholders have access to the board through their own nominations.

Director and Officer Indemnification and Liability Protection
      Proposals on director and officer indemnification and liability protection should be evaluated on a CASE-BY-CASE basis, using Delaware law as the standard.
      Vote AGAINST proposals to eliminate entirely directors’ and officers’ liability for monetary damages for violating the duty of care.
      Vote AGAINST indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligation than mere carelessness.
      Vote FOR only those proposals providing such expanded coverage in cases when a director’s or officer’s legal defense was unsuccessful if both of the following apply:

•	The director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and

•	Only if the director’s legal expenses would be covered.

Establish/Amend Nominee Qualifications
      Vote CASE-BY-CASE on proposals that establish or amend director qualifications. Votes should be based on how reasonable the criteria are and to what degree they may preclude dissident nominees from joining the board.
      Vote AGAINST shareholder proposals requiring two candidates per board seat.

Filling Vacancies/Removal of Directors
      Vote AGAINST proposals that provide that directors may be removed only for cause.
      Vote FOR proposals to restore shareholder ability to remove directors with or without cause.
      Vote AGAINST proposals that provide that only continuing directors may elect replacements to fill board vacancies.
      Vote FOR proposals that permit shareholders to elect directors to fill board vacancies.

Independent Chairman (Separate Chairman/CEO)
      Generally vote FOR shareholder proposals requiring the position of chairman be filled by an independent director unless there are compelling reasons to recommend against the proposal, such as a counterbalancing governance structure. This should include all of the following:

•	Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director).

•	Two-thirds independent board

•	All-independent key committees

•	Established governance guidelines

      Additionally, the company should not have under-performed its peers.

Majority of Independent Directors/Establishment of Committees
      Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
      Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

Open Access
      Vote CASE-BY-CASE on shareholder proposals asking for open access taking into account the ownership threshold specified in the proposal and the proponent’s rationale for targeting the company in terms of board and director conduct.

Stock Ownership Requirements
      Generally vote AGAINST shareholder proposals that mandate a minimum amount of stock that directors must own in order to qualify as a director or to remain on the board. While ISS favors stock ownership on the part of directors, the company should determine the appropriate ownership requirement.
      Vote CASE-BY-CASE shareholder proposals asking that the company adopt a holding or retention period for its executives (for holding stock after the vesting or exercise of equity awards), taking into account any stock ownership requirements or holding period/retention ratio already in place and the actual ownership level of executives.

Term Limits
      Vote AGAINST shareholder or management proposals to limit the tenure of outside directors either through term limits or mandatory retirement ages.

3.	Proxy Contests

Voting for Director Nominees in Contested Elections
      Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the following factors:

•	Long-term financial performance of the target company relative to its industry; management’s track record

•	Background to the proxy contest

•	Qualifications of director nominees (both slates)

•	Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met; and stock ownership positions.

Reimbursing Proxy Solicitation Expenses
      Voting to reimburse proxy solicitation expenses should be analyzed on a CASE-BY-CASE basis. In cases where ISS recommends in favor of the dissidents, we also recommend voting for reimbursing proxy solicitation expenses.

Confidential Voting
      Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
      Vote FOR management proposals to adopt confidential voting.

4.	Antitakeover Defenses and Voting Related Issues

Advance Notice Requirements for Shareholder Proposals/Nominations
      Votes on advance notice proposals are determined on a CASE-BY-CASE basis, giving support to those proposals which allow shareholders to submit proposals as close to the meeting date as reasonably possible and within the broadest window possible.

Amend Bylaws without Shareholder Consent
      Vote AGAINST proposals giving the board exclusive authority to amend the bylaws.
      Vote FOR proposals giving the board the ability to amend the bylaws in addition to shareholders.

Poison Pills
      Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it.
      Vote FOR shareholder proposals asking that any future pill be put to a shareholder vote.

Shareholder Ability to Act by Written Consent
      Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
      Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings
      Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
      Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Supermajority Vote Requirements
      Vote AGAINST proposals to require a supermajority shareholder vote.
      Vote FOR proposals to lower supermajority vote requirements.

5.	Mergers and Corporate Restructurings

Appraisal Rights
      Vote FOR proposals to restore, or provide shareholders with, rights of appraisal.

Asset Purchases
      Vote CASE-BY-CASE on asset purchase proposals, considering the following factors:

•	Purchase price

•	Fairness opinion

•	Financial and strategic benefits

•	How the deal was negotiated

•	Conflicts of interest

•	Other alternatives for the business

•	Noncompletion risk.

     Asset Sales
      Votes on asset sales should be determined on a CASE-BY-CASE basis, considering the following factors:

•	Impact on the balance sheet/working capital

•	Potential elimination of diseconomies

•	Anticipated financial and operating benefits

•	Anticipated use of funds

•	Value received for the asset

•	Fairness opinion

•	How the deal was negotiated

•	Conflicts of interest.

     Bundled Proposals
      Review on a CASE-BY-CASE basis bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests, vote against the proposals. If the combined effect is positive, support such proposals.
     Conversion of Securities
      Votes on proposals regarding conversion of securities are determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review the dilution to existing shareholders, the conversion price relative to market value, financial issues, control issues, termination penalties, and conflicts of interest. Vote FOR the conversion if it is expected that the company will be subject to onerous penalties or will be forced to file for bankruptcy if the transaction is not approved.

     Corporate Reorganization/ Debt Restructuring/ Prepackaged Bankruptcy Plans/ Reverse Leveraged Buyouts/ Wrap Plans
      Votes on proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan are determined on a CASE-BY-CASE basis, taking into consideration the following:

•	Dilution to existing shareholders’ position

•	Terms of the offer

•	Financial issues

•	Management’s efforts to pursue other alternatives

•	Control issues

•	Conflicts of interest.

      Vote FOR the debt restructuring if it is expected that the company will file for bankruptcy if the transaction is not approved.
     Formation of Holding Company
      Votes on proposals regarding the formation of a holding company should be determined on a CASE-BY-CASE basis, taking into consideration the following:

•	The reasons for the change

•	Any financial or tax benefits

•	Regulatory benefits

•	Increases in capital structure

•	Changes to the articles of incorporation or bylaws of the company.

•	Absent compelling financial reasons to recommend the transaction, vote AGAINST the formation of a holding company if the transaction would include either of the following:

•	Increases in common or preferred stock in excess of the allowable maximum as calculated by the ISS Capital Structure model

•	Adverse changes in shareholder rights

     Going Private Transactions (LBOs and Minority Squeezeouts)
      Vote going private transactions on a CASE-BY-CASE basis, taking into account the following: offer price/premium, fairness opinion, how the deal was negotiated, conflicts of interest, other alternatives/offers considered, and noncompletion risk.
     Joint Ventures
      Votes CASE-BY-CASE on proposals to form joint ventures, taking into account the following: percentage of assets/business contributed, percentage ownership, financial and strategic benefits, governance structure, conflicts of interest, other alternatives, and noncompletion risk.
     Liquidations
      Votes on liquidations should be made on a CASE-BY-CASE basis after reviewing management’s efforts to pursue other alternatives, appraisal value of assets, and the compensation plan for executives managing the liquidation.
      Vote FOR the liquidation if the company will file for bankruptcy if the proposal is not approved.

     Mergers and Acquisitions/ Issuance of Shares to Facilitate Merger or Acquisition
      Votes on mergers and acquisitions should be considered on a CASE-BY-CASE basis, determining whether the transaction enhances shareholder value by giving consideration to the following:

•	Prospects of the combined company, anticipated financial and operating benefits

•	Offer price

•	Fairness opinion

•	How the deal was negotiated

•	Changes in corporate governance

•	Change in the capital structure

•	Conflicts of interest.

     Private Placements/ Warrants/ Convertible Debentures
      Votes on proposals regarding private placements should be determined on a CASE-BY-CASE basis. When evaluating these proposals the investor should review: dilution to existing shareholders’ position, terms of the offer, financial issues, management’s efforts to pursue other alternatives, control issues, and conflicts of interest. Vote FOR the private placement if it is expected that the company will file for bankruptcy if the transaction is not approved.
     Spinoffs
      Votes on spinoffs should be considered on a CASE-BY-CASE basis depending on:

•	Tax and regulatory advantages

•	Planned use of the sale proceeds

•	Valuation of spinoff

•	Fairness opinion

•	Benefits to the parent company

•	Conflicts of interest

•	Managerial incentives

•	Corporate governance changes

•	Changes in the capital structure.

     Value Maximization Proposals
      Vote CASE-BY-CASE on shareholder proposals seeking to maximize shareholder value by hiring a financial advisor to explore strategic alternatives, selling the company or liquidating the company and distributing the proceeds to shareholders. These proposals should be evaluated based on the following factors: prolonged poor performance with no turnaround in sight, signs of entrenched board and management, strategic plan in place for improving value, likelihood of receiving reasonable value in a sale or dissolution, and whether company is actively exploring its strategic options, including retaining a financial advisor.

6.	State of Incorporation
     Control Share Acquisition Provisions
      Vote FOR proposals to opt out of control share acquisition statutes unless doing so would enable the completion of a takeover that would be detrimental to shareholders.

      Vote AGAINST proposals to amend the charter to include control share acquisition provisions. Vote FOR proposals to restore voting rights to the control shares.
     Control Share Cashout Provisions
      Vote FOR proposals to opt out of control share cashout statutes.
     Disgorgement Provisions
      Vote FOR proposals to opt out of state disgorgement provisions.
     Fair Price Provisions
      Vote proposals to adopt fair price provisions on a CASE-BY-CASE basis, evaluating factors such as the vote required to approve the proposed acquisition, the vote required to repeal the fair price provision, and the mechanism for determining the fair price.
      Generally, vote AGAINST fair price provisions with shareholder vote requirements greater than a majority of disinterested shares.
     Freezeout Provisions
      Vote FOR proposals to opt out of state freezeout provisions.
     Greenmail
      Vote FOR proposals to adopt antigreenmail charter of bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.
      Review on a CASE-BY-CASE basis antigreenmail proposals when they are bundled with other charter or bylaw amendments.
     Reincorporation Proposals
      Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.
      Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
     Stakeholder Provisions
      Vote AGAINST proposals that ask the board to consider nonshareholder constituencies or other nonfinancial effects when evaluating a merger or business combination.
     State Antitakeover Statutes
      Review on a CASE-BY-CASE basis proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freezeout provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, antigreenmail provisions, and disgorgement provisions).

7.	Capital Structure
     Adjustments to Par Value of Common Stock
      Vote FOR management proposals to reduce the par value of common stock.

     Common Stock Authorization
      Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
      Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
      Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being delisted or if a company’s ability to continue to operate as a going concern is uncertain.
     Dual-Class Stock
      Vote AGAINST proposals to create a new class of common stock with superior voting rights.
      Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder

     Issue Stock for Use with Rights Plan
      Vote AGAINST proposals that increase authorized common stock for the explicit purpose of implementing a shareholder rights plan (poison pill).
     Preemptive Rights
      Review on a CASE-BY-CASE basis shareholder proposals that seek preemptive rights. In evaluating proposals on preemptive rights, consider the size of a company, the characteristics of its shareholder base, and the liquidity of the stock.
     Preferred Stock
      Vote AGAINST proposals authorizing the creation of new classes of preferred stock with unspecified voting, conversion, dividend distribution, and other rights (“blank check” preferred stock).
      Vote FOR proposals to create “declawed” blank check preferred stock (stock that cannot be used as a takeover defense).
      Vote FOR proposals to authorize preferred stock in cases where the company specifies the voting, dividend, conversion, and other rights of such stock and the terms of the preferred stock appear reasonable. Vote AGAINST proposals to increase the number of blank check preferred stock authorized for issuance when no shares have been issued or reserved for a specific purpose.
      Vote CASE-BY-CASE on proposals to increase the number of blank check preferred shares after analyzing the number of preferred shares available for issue given a company’s industry and performance in terms of shareholder returns.
     Recapitalization
      Votes CASE-BY-CASE on recapitalizations (reclassifications of securities), taking into account the following: more simplified capital structure, enhanced liquidity, fairness of conversion terms, impact on voting power and dividends, reasons for the reclassification, conflicts of interest, and other alternatives considered.
     Reverse Stock Splits
      Vote FOR management proposals to implement a reverse stock split when the number of authorized shares will be proportionately reduced.

      Vote FOR management proposals to implement a reverse stock split to avoid delisting. Votes on proposals to implement a reverse stock split that do not proportionately reduce the number of shares authorized for issue should be determined on a CASE-BY-CASE basis using a model developed by ISS.
     Share Repurchase Programs
      Vote FOR management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.
     Stock Distributions: Splits and Dividends
      Vote FOR management proposals to increase the common share authorization for a stock split or share dividend, provided that the increase in authorized shares would not result in an excessive number of shares available for issuance as determined using a model developed by ISS.
     Tracking Stock
      Votes on the creation of tracking stock are determined on a CASE-BY-CASE basis, weighing the strategic value of the transaction against such factors as: adverse governance changes, excessive increases in authorized capital stock, unfair method of distribution, diminution of voting rights, adverse conversion features, negative impact on stock option plans, and other alternatives such as spinoff.

8.	Executive and Director Compensation
      Votes with respect to equity-based compensation plans should be determined on a CASE-BY-CASE basis. Our methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the SEC’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, we compare it to a company-specific dilution cap.
      Our model determines a company-specific allowable pool of shareholder wealth that may be transferred from the company to plan participants, adjusted for:

•	Long-term corporate performance (on an absolute basis and relative to a standard industry peer group and an appropriate market index),

•	Cash compensation, and

•	Categorization of the company as emerging, growth, or mature.

      These adjustments are pegged to market capitalization.
      Vote AGAINST plans that expressly permit the repricing of underwater stock options without shareholder approval.
      Generally vote AGAINST plans in which (1) there is a disconnect between the CEO’s pay and company performance (an increase in pay and a decrease in performance) and the main source of the pay increase (over half) is equity-based and (2) the CEO is the participant of the equity proposal. A decrease in performance is based on negative one- and three-year total shareholder returns. An increase in pay is based on the CEO’s total direct compensation (salary, cash bonus, present value of stock options, face value of restricted stock, face value of long-term incentive plan payouts, and all other compensation) increasing over the previous year. Also may WITHHOLD votes from the Compensation Committee members.
      Generally vote AGAINST plans if the company’s most recent three-year burn rate exceeds one standard deviation in excess of the industry mean and is over two percent of common shares outstanding.

      A company with high three-year average burn rates may avoid triggering the burn rate policy by committing to the industry average over the next years.
      However, the above general voting guidelines for pay for performance may change if the compensation committee members can demonstrate that they have improved committee performance based on additional public filing such as an DEFA 14A or 8K. The additional filing needs to present strong and compelling evidence of improved performance with new information that has not been disclosed in the original proxy statement. The reiteration of the compensation committee report will not be sufficient evidence of improved committee performance.
      Evidence of improved compensation committee performance includes all of the following:

•	The compensation committee has reviewed all components of the CEO’s compensation, including the following:

•	Base salary, bonus, long-term incentives

•	Accumulative realized and unrealized stock option and restricted stock gains

•	Dollar value of perquisites and other personal benefits to the CEO and the cost to the company

•	Earnings and accumulated payment obligations under the company’s nonqualified deferred compensation program

•	Actual projected payment obligations under the company’s supplemental executive retirement plan (SERPs)

      A tally sheet setting forth all the above components was prepared and reviewed affixing dollar amounts under the various payout scenarios.

•	A tally sheet with all the above components should be disclosed for the following termination scenarios:

•	Payment if termination occurs within 12 months: $

•	Payment if “not for cause” termination occurs within 12 months: $

•	Payment if “change of control” termination occurs within 12 months: $

•	The compensation committee is committed to provide additional information on the named executives’ annual cash bonus program and/or long-term incentive cash plan for the current fiscal year. The compensation committee will provide full disclosure of the qualitative and quantitative performance criteria and hurdle rates used to determine the payouts of the cash program. From this disclosure, shareholders will know the minimum level of performance required for any cash bonus to be delivered as well as the maximum cash bonus payable for superior performance.
      The repetition of the compensation committee report does not meet ISS’ requirement of compelling and strong evidence of improved disclosure. The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the annual cash bonus and/or long-term incentive cash plan based on the additional disclosure.

•	The compensation committee is committed to grant a substantial portion of performance-based equity awards to the named executive officers. A substantial portion of performance-based awards would be at least 50 percent of the shares awarded to each of the named executive officers. Performance-based equity awards are earned or paid out based on the achievement of company performance targets. The company will disclose the details of the performance criteria (e.g., return on equity) and the hurdle rates (e.g., 15 percent) associated with the performance targets. From this disclosure, shareholders will know the minimum level of performance required for any equity grants to be made. The performance-

based equity awards do not refer to non-qualified stock options[1] or performance-accelerated grants[2]. Instead, performance-based equity awards are performance-contingent grants where the individual will not receive the equity grant by not meeting the target performance and vice versa.
      The level of transparency and disclosure is at the highest level where shareholders can understand the mechanics of the performance-based equity awards based on the additional disclosure.

•	The compensation committee has the sole authority to hire and fire outside compensation consultants. The role of the outside compensation consultant is to assist the compensation committee to analyze executive pay packages or contracts and understand the company’s financial measures.
      Based on the additional disclosure of improved performance of the compensation committee, ISS will generally vote FOR the compensation committee members up for annual election and vote FOR the employee-based stock plan if there is one on the ballot. However, ISS is not likely to vote FOR the compensation committee members and/or the employee-based stock plan if ISS believes the company has not provided compelling and sufficient evidence of transparent additional disclosure of executive compensation based on the above requirements.

Director Compensation
      Votes on compensation plans for directors are determined on a CASE-BY-CASE basis, using a proprietary, quantitative model developed by ISS.
      On occasion, director stock plans that set aside a relatively small of shares when combined with employee or executive stock compensation plans exceed the allowable cap. In such cases, starting proxy season 2005, ISS will supplement the analytical approach with a qualitative review of board compensation for companies, taking into consideration:

•	Director stock ownership guidelines

•	A minimum of three times the annual cash retainer.

•	Vesting schedule or mandatory holding/deferral period

•	A minimum vesting of three years for stock options or restricted stock, or

•	Deferred stock payable at the end of a three-year deferral period.

•	Mix between cash and equity

•	A balanced mix of cash and equity, for example 40% cash/60% equity or 50%cash/50% equity.

•	If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.

•	Retirement/Benefit and Perquisites programs

•	No retirement/benefits and perquisites provided to non-employee directors.

•	Quality of disclosure

•	Provide detailed disclosure on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the

      1 Non-qualified stock options are not performance-based awards unless the grant or the vesting of the stock options is tied to the achievement of a pre-determined and disclosed performance measure. A rising stock market will generally increase share prices of all companies, despite of the company’s underlying performance.
      2 Performance-accelerated grants are awards that vest earlier based on the achievement of a specified measure. However, these grants will ultimately vest over time even without the attainment of the goal(s).

following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.
      For ISS to recommend a vote FOR director equity plans based on the above qualitative features, a company needs to demonstrate that it meets all the above qualitative features in its proxy statement.

Stock Plans in Lieu of Cash
      Votes for plans which provide participants with the option of taking all or a portion of their cash compensation in the form of stock are determined on a CASE-BY-CASE basis.
      Vote FOR plans which provide a dollar-for-dollar cash for stock exchange.
      Votes for plans which do not provide a dollar-for-dollar cash for stock exchange should be determined on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS. In cases where the exchange is not dollar-for-dollar, the request for new or additional shares for such equity program will be considered in the quantitative model. However, the cost would be lower than full-value awards since part of the deferral compensation is in-lieu-of cash compensation.

Director Retirement Plans
      Vote AGAINST retirement plans for nonemployee directors.
      Vote FOR shareholder proposals to eliminate retirement plans for nonemployee directors.

Management Proposals Seeking Approval to Reprice Options
      Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:

•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Treatment of surrendered options

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation.

Qualified Employee Stock Purchase Plans
      Votes on qualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.
      Vote FOR employee stock purchase plans where all of the following apply:

•	Purchase price is at least 85 percent of fair market value

•	Offering period is 27 months or less, and

•	The number of shares allocated to the plan is ten percent or less of the outstanding shares

      Vote AGAINST qualified employee stock purchase plans where any of the following apply:

•	Purchase price is less than 85 percent of fair market value, or

•	Offering period is greater than 27 months, or

•	The number of shares allocated to the plan is more than ten percent of the outstanding shares

Nonqualified Employee Stock Purchase Plans
      Votes on nonqualified employee stock purchase plans should be determined on a CASE-BY-CASE basis.
      Vote FOR nonqualified employee stock purchase plans with all the following features:

•	Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).

•	Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.

•	Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value.

•	No discount on the stock price on the date of purchase since there is a company matching contribution.

      Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria.

Incentive Bonus Plans and Tax Deductibility Proposals (OBRA-Related Compensation Proposals)
      Vote FOR proposals that simply amend shareholder-approved compensation plans to include administrative features or place a cap on the annual grants any one participant may receive to comply with the provisions of Section 162(m).
      Vote FOR proposals to add performance goals to existing compensation plans to comply with the provisions of Section 162(m) unless they are clearly inappropriate.
      Votes to amend existing plans to increase shares reserved and to qualify for favorable tax treatment under the provisions of Section 162(m) should be considered on a CASE-BY-CASE basis using a proprietary, quantitative model developed by ISS.
      Generally vote FOR cash or cash and stock bonus plans that are submitted to shareholders for the purpose of exempting compensation from taxes under the provisions of Section 162(m) if no increase in shares is requested.

Employee Stock Ownership Plans (ESOPs)
      Vote FOR proposals to implement an ESOP or increase authorized shares for existing ESOPs, unless the number of shares allocated to the ESOP is excessive (more than five percent of outstanding shares.)

401(k) Employee Benefit Plans
      Vote FOR proposals to implement a 401(k) savings plan for employees.

Shareholder Proposals Regarding Executive and Director Pay
      Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information, provided the information requested is relevant to shareholders’ needs, would not put the company at a competitive disadvantage relative to its industry, and is not unduly burdensome to the company.
      Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
      Vote AGAINST shareholder proposals requiring director fees be paid in stock only.
      Vote FOR shareholder proposals to put option repricings to a shareholder vote.

      Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook.

Option Expensing
      Generally vote FOR shareholder proposals asking the company to expense stock options, unless the company has already publicly committed to expensing options by a specific date.

Performance-Based Awards
      Generally vote FOR shareholder proposals advocating the use of performance-based awards like indexed, premium-priced, and performance-vested options or performance-based shares, unless:

•	The proposal is overly restrictive (e.g., it mandates that awards to all employees must be performance-based or all awards to top executives must be a particular type, such as indexed options)

•	The company demonstrates that it is using a substantial portion of performance-based awards for its top executives

Golden Parachutes and Executive Severance Agreements
      Vote FOR shareholder proposals to require golden parachutes or executive severance agreements to be submitted for shareholder ratification, unless the proposal requires shareholder approval prior to entering into employment contracts.
      Vote on a CASE-BY-CASE basis on proposals to ratify or cancel golden parachutes. An acceptable parachute should include the following:

•	The triggering mechanism should be beyond the control of management

•	The amount should not exceed three times base amount (defined as the average annual taxable W-2 compensation during the five years prior to the year in which the change of control occurs

•	Change-in-control payments should be double-triggered, i.e., (1) after a change in control has taken place, and (2) termination of the executive as a result of the change in control. ISS defines change in control as a change in the ownership structure.

Pension Plan Income Accounting
      Generally vote FOR shareholder proposals to exclude pension plan income in the calculation of earnings used in determining executive bonuses/compensation.

Supplemental Executive Retirement Plans (SERPS)
      Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

9.	Social and Environmental Issues

CONSUMER ISSUES AND PUBLIC SAFETY

Animal Rights
      Vote CASE-BY-CASE on proposals to phase out the use of animals in product testing, taking into account:

•	The nature of the product and the degree that animal testing is necessary or federally mandated (such as medical products),

•	The availability and feasibility of alternatives to animal testing to ensure product safety, and

•	The degree that competitors are using animal-free testing

•	Generally vote FOR proposals seeking a report on the company’s animal welfare standards unless:

•	The company has already published a set of animal welfare standards and monitors compliance

•	The company’s standards are comparable to or better than those of peer firms, and

•	There are no serious controversies surrounding the company’s treatment of animals

     Drug Pricing
      Vote CASE-BY-CASE on proposals asking the company to implement price restraints on pharmaceutical products, taking into account:

•	Whether the proposal focuses on a specific drug and region

•	Whether the economic benefits of providing subsidized drugs (e.g., public goodwill) outweigh the costs in terms of reduced profits, lower R&D spending, and harm to competitiveness

•	The extent that reduced prices can be offset through the company’s marketing budget without affecting R&D spending

•	Whether the company already limits price increases of its products

•	Whether the company already contributes life -saving pharmaceuticals to the needy and Third World countries

•	The extent that peer companies implement price restraints

Genetically Modified Foods
      Vote AGAINST proposals asking companies to voluntarily label genetically engineered (GE) ingredients in their products or alternatively to provide interim labeling and eventually eliminate GE ingredients due to the costs and feasibility of labeling and/or phasing out the use of GE ingredients.
      Vote CASE-BY-CASE on proposals asking for a report on the feasibility of labeling products containing GE ingredients taking into account:

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The quality of the company’s disclosure on GE product labeling and related voluntary initiatives and how this disclosure compares with peer company disclosure

•	Company’s current disclosure on the feasibility of GE product labeling, including information on the related costs

•	Any voluntary labeling initiatives undertaken or considered by the company.

      Vote CASE-BY-CASE on proposals asking for the preparation of a report on the financial, legal, and environmental impact of continued use of GE ingredients/seeds.

•	The relevance of the proposal in terms of the company’s business and the proportion of it affected by the resolution

•	The quality of the company’s disclosure on risks related to GE product use and how this disclosure compares with peer company disclosure

•	The percentage of revenue derived from international operations, particularly in Europe, where GE products are more regulated and consumer backlash is more pronounced.

      Vote AGAINST proposals seeking a report on the health and environmental effects of genetically modified organisms (GMOs). Health studies of this sort are better undertaken by regulators and the scientific community.
      Vote AGAINST proposals to completely phase out GE ingredients from the company’s products or proposals asking for reports outlining the steps necessary to eliminate GE ingredients from the company’s products. Such resolutions presuppose that there are proven health risks to GE ingredients (an issue better left to federal regulators) that outweigh the economic benefits derived from biotechnology.
     Handguns
      Generally vote AGAINST requests for reports on a company’s policies aimed at curtailing gun violence in the United States unless the report is confined to product safety information. Criminal misuse of firearms is beyond company control and instead falls within the purview of law enforcement agencies.
     HIV/ AIDS
      Vote CASE-BY-CASE on requests for reports outlining the impact of the health pandemic (HIV/ AIDS, malaria and tuberculosis) on the company’s Sub-Saharan operations and how the company is responding to it, taking into account:

•	The nature and size of the company’s operations in Sub-Saharan Africa and the number of local employees

•	The company’s existing healthcare policies, including benefits and healthcare access for local workers

•	Company donations to healthcare providers operating in the region

      Vote AGAINST proposals asking companies to establish, implement, and report on a standard of response to the HIV/ AIDS, TB, and Malaria health pandemic in Africa and other developing countries, unless the company has significant operations in these markets and has failed to adopt policies and/or procedures to address these issues comparable to those of industry peers.
     Predatory Lending
      Vote CASE-BY CASE on requests for reports on the company’s procedures for preventing predatory lending, including the establishment of a board committee for oversight, taking into account:

•	Whether the company has adequately disclosed mechanisms in place to prevent abusive lending practices

•	Whether the company has adequately disclosed the financial risks of its subprime business

•	Whether the company has been subject to violations of lending laws or serious lending controversies

•	Peer companies’ policies to prevent abusive lending practices

     Tobacco
      Most tobacco-related proposals should be evaluated on a CASE-BY-CASE basis, taking into account the following factors:
      Second-hand smoke:

•	Whether the company complies with all local ordinances and regulations

•	The degree that voluntary restrictions beyond those mandated by law might hurt the company’s competitiveness

•	The risk of any health-related liabilities

      Advertising to youth:

•	Whether the company complies with federal, state, and local laws on the marketing of tobacco or if it has been fined for violations

•	Whether the company has gone as far as peers in restricting advertising

•	Whether the company entered into the Master Settlement Agreement, which restricts marketing of tobacco to youth

•	Whether restrictions on marketing to youth extend to foreign countries

      Cease production of tobacco-related products or avoid selling products to tobacco companies:

•	The percentage of the company’s business affected

•	The economic loss of eliminating the business versus any potential tobacco-related liabilities.

      Spinoff tobacco-related businesses:

•	The percentage of the company’s business affected

•	The feasibility of a spinoff

•	Potential future liabilities related to the company’s tobacco business

      Stronger product warnings:
      Vote AGAINST proposals seeking stronger product warnings. Such decisions are better left to public health authorities.
      Investment in tobacco stocks:
      Vote AGAINST proposals prohibiting investment in tobacco equities. Such decisions are better left to portfolio managers.
     ENVIRONMENT AND ENERGY
     Arctic National Wildlife Refuge
      Generally vote AGAINST requests for reports outlining potential environmental damage from drilling in the Arctic National Wildlife Refuge (ANWR) unless:

•	New legislation is adopted allowing development and drilling in the ANWR region;

•	The company intends to pursue operations in the ANWR; and

•	The company does not currently disclose an environmental risk report for their operations in the ANWR.

     CERES Principles
      Vote CASE-BY-CASE on proposals to adopt the CERES Principles, taking into account:

•	The company’s current environmental disclosure beyond legal requirements, including environmental health and safety (EHS) audits and reports that may duplicate CERES

•	The company’s environmental performance record, including violations of federal and state regulations, level of toxic emissions, and accidental spills

•	Environmentally conscious practices of peer companies, including endorsement of CERES

•	Costs of membership and implementation.

     Environmental-Economic Risk Report
      Vote CASE-BY-CASE on proposals requesting an economic risk assessment of environmental performance considering:

•	The feasibility of financially quantifying environmental risk factors,

•	The company’s compliance with applicable legislation and/or regulations regarding environmental performance,

•	The costs associated with implementing improved standards,

•	The potential costs associated with remediation resulting from poor environmental performance, and

•	The current level of disclosure on environmental policies and initiatives.

     Environmental Reports
      Generally vote FOR requests for reports disclosing the company’s environmental policies unless it already has well-documented environmental management systems that are available to the public.
     Global Warming
      Generally vote FOR proposals requesting a report on greenhouse gas emissions from company operations and/or products unless this information is already publicly disclosed or such factors are not integral to the company’s line of business.
      Generally vote AGAINST proposals that call for reduction in greenhouse gas emissions by specified amounts or within a restrictive time frame unless the company lags industry standards and has been the subject of recent, significant fines or litigation resulting from greenhouse gas emissions.
     Recycling
      Vote CASE-BY-CASE on proposals to adopt a comprehensive recycling strategy, taking into account:

•	The nature of the company’s business and the percentage affected

•	The extent that peer companies are recycling

•	The timetable prescribed by the proposal

•	The costs and methods of implementation

•	Whether the company has a poor environmental track record, such as violations of federal and state regulations.

     Renewable Energy
      In general, vote FOR requests for reports on the feasibility of developing renewable energy sources unless the report is duplicative of existing disclosure or irrelevant to the company’s line of business.
      Generally vote AGAINST proposals requesting that the company invest in renewable energy sources. Such decisions are best left to management’s evaluation of the feasibility and financial impact that such programs may have on the company.

     Sustainability Report
      Generally vote FOR proposals requesting the company to report on policies and initiatives related to social, economic, and environmental sustainability, unless:

•	The company already discloses similar information through existing reports or policies such as an Environment, Health, and Safety (EHS) report; comprehensive Code of Corporate Conduct; and/or Diversity Report; or

•	The company has formally committed to the implementation of a reporting program based on Global Reporting Initiative (GRI) guidelines or a similar standard within a specified time frame.

     GENERAL CORPORATE ISSUES
     Outsourcing/ Offshoring
      Vote CASE-BY-CASE on proposals calling for companies to report on the risks associated with outsourcing, considering:

•	Risks associated with certain international markets

•	The utility of such a report to shareholders

•	The existence of a publicly available code of corporate conduct that applies to international operations

     Link Executive Compensation to Social Performance
      Vote CASE-BY-CASE on proposals to review ways of linking executive compensation to social factors, such as corporate downsizings, customer or employee satisfaction, community involvement, human rights, environmental performance, predatory lending, and executive/employee pay disparities. Such resolutions should be evaluated in the context of:

•	The relevance of the issue to be linked to pay

•	The degree that social performance is already included in the company’s pay structure and disclosed

•	The degree that social performance is used by peer companies in setting pay

•	Violations or complaints filed against the company relating to the particular social performance measure

•	Artificial limits sought by the proposal, such as freezing or capping executive pay

•	Independence of the compensation committee

•	Current company pay levels.

     Charitable/ Political Contributions
      Generally vote AGAINST proposals asking the company to affirm political nonpartisanship in the workplace so long as:

•	The company is in compliance with laws governing corporate political activities, and

•	The company has procedures in place to ensure that employee contributions to company-sponsored political action committees (PACs) are strictly voluntary and not coercive.

      Vote AGAINST proposals to report or publish in newspapers the company’s political contributions. Federal and state laws restrict the amount of corporate contributions and include reporting requirements.
      Vote AGAINST proposals disallowing the company from making political contributions. Businesses are affected by legislation at the federal, state, and local level and barring contributions can put the company at a competitive disadvantage.

      Vote AGAINST proposals restricting the company from making charitable contributions. Charitable contributions are generally useful for assisting worthwhile causes and for creating goodwill in the community. In the absence of bad faith, self-dealing, or gross negligence, management should determine which contributions are in the best interests of the company.
      Vote AGAINST proposals asking for a list of company executives, directors, consultants, legal counsels, lobbyists, or investment bankers that have prior government service and whether such service had a bearing on the business of the company. Such a list would be burdensome to prepare without providing any meaningful information to shareholders.
     LABOR STANDARDS AND HUMAN RIGHTS

China Principles
      Vote AGAINST proposals to implement the China Principles unless:

•	There are serious controversies surrounding the company’s China operations, and

•	The company does not have a code of conduct with standards similar to those promulgated by the International Labor Organization (ILO).

Country-specific human rights reports
      Vote CASE-BY-CASE on requests for reports detailing the company’s operations in a particular country and steps to protect human rights, based on:

•	The nature and amount of company business in that country

•	The company’s workplace code of conduct

•	Proprietary and confidential information involved

•	Company compliance with U.S. regulations on investing in the country

•	Level of peer company involvement in the country.

International Codes of Conduct/ Vendor Standards
      Vote CASE-BY-CASE on proposals to implement certain human rights standards at company facilities or those of its suppliers and to commit to outside, independent monitoring. In evaluating these proposals, the following should be considered:

•	The company’s current workplace code of conduct or adherence to other global standards and the degree they meet the standards promulgated by the proponent

•	Agreements with foreign suppliers to meet certain workplace standards

•	Whether company and vendor facilities are monitored and how

•	Company participation in fair labor organizations

•	Type of business

•	Proportion of business conducted overseas

•	Countries of operation with known human rights abuses

•	Whether the company has been recently involved in significant labor and human rights controversies or violations

•	Peer company standards and practices

•	Union presence in company’s international factories

•	Generally vote FOR reports outlining vendor standards compliance unless any of the following apply:

•	The company does not operate in countries with significant human rights violations

•	The company has no recent human rights controversies or violations, or

•	The company already publicly discloses information on its vendor standards compliance.

MacBride Principles
      Vote CASE-BY-CASE on proposals to endorse or increase activity on the MacBride Principles, taking into account:

•	Company compliance with or violations of the Fair Employment Act of 1989

•	Company antidiscrimination policies that already exceed the legal requirements

•	The cost and feasibility of adopting all nine principles

•	The cost of duplicating efforts to follow two sets of standards (Fair Employment and the MacBride Principles)

•	The potential for charges of reverse discrimination

•	The potential that any company sales or contracts in the rest of the United Kingdom could be negatively impacted

•	The level of the company’s investment in Northern Ireland

•	The number of company employees in Northern Ireland

•	The degree that industry peers have adopted the MacBride Principles

•	Applicable state and municipal laws that limit contracts with companies that have not adopted the MacBride Principles.

     MILITARY BUSINESS

Foreign Military Sales/ Offsets
      Vote AGAINST reports on foreign military sales or offsets. Such disclosures may involve sensitive and confidential information. Moreover, companies must comply with government controls and reporting on foreign military sales.

Landmines and Cluster Bombs
      Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in antipersonnel landmine production, taking into account:

•	Whether the company has in the past manufactured landmine components

•	Whether the company’s peers have renounced future production

•	Vote CASE-BY-CASE on proposals asking a company to renounce future involvement in cluster bomb production, taking into account:

•	What weapons classifications the proponent views as cluster bombs

•	Whether the company currently or in the past has manufactured cluster bombs or their components

•	The percentage of revenue derived from cluster bomb manufacture

•	Whether the company’s peers have renounced future production

Nuclear Weapons
      Vote AGAINST proposals asking a company to cease production of nuclear weapons components and delivery systems, including disengaging from current and proposed contracts. Components and delivery systems serve multiple military and non-military uses, and withdrawal from these contracts could have a negative impact on the company’s business.

Operations in Nations Sponsoring Terrorism (Iran)
      Vote CASE-BY-CASE on requests for a board committee review and report outlining the company’s financial and reputational risks from its operations in Iran, taking into account current disclosure on:

•	The nature and purpose of the Iranian operations and the amount of business involved (direct and indirect revenues and expenses) that could be affected by political disruption

•	Compliance with U.S. sanctions and laws

Spaced-Based Weaponization
      Generally vote FOR reports on a company’s involvement in spaced-based weaponization unless:

•	The information is already publicly available or

•	The disclosures sought could compromise proprietary information.

     WORKPLACE DIVERSITY
     Board Diversity
      Generally vote FOR reports on the company’s efforts to diversify the board, unless:

•	The board composition is reasonably inclusive in relation to companies of similar size and business or

•	The board already reports on its nominating procedures and diversity initiatives.

      Generally vote AGAINST proposals that would call for the adoption of specific committee charter language regarding diversity initiatives unless the company fails to publicly disclose existing equal opportunity or nondiscrimination policies.
      Vote CASE-BY-CASE on proposals asking the company to increase the representation of women and minorities on the board, taking into account:

•	The degree of board diversity

•	Comparison with peer companies

•	Established process for improving board diversity

•	Existence of independent nominating committee

•	Use of outside search firm

•	History of EEO violations.

     Equal Employment Opportunity (EEO)
      Generally vote FOR reports outlining the company’s affirmative action initiatives unless all of the following apply:

•	The company has well-documented equal opportunity programs

•	The company already publicly reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has no recent EEO-related violations or litigation.
      Vote AGAINST proposals seeking information on the diversity efforts of suppliers and service providers, which can pose a significant cost and administration burden on the company.
     Glass Ceiling
      Generally vote FOR reports outlining the company’s progress towards the Glass Ceiling Commission’s business recommendations, unless:

•	The composition of senior management and the board is fairly inclusive

•	The company has well-documented programs addressing diversity initiatives and leadership development

•	The company already issues public reports on its company-wide affirmative initiatives and provides data on its workforce diversity, and

•	The company has had no recent, significant EEO-related violations or litigation

     Sexual Orientation
      Vote FOR proposals seeking to amend a company’s EEO statement in order to prohibit discrimination based on sexual orientation, unless the change would result in excessive costs for the company.
      Vote AGAINST proposals to extend company benefits to or eliminate benefits from domestic partners. Benefits decisions should be left to the discretion of the company.
2005 GLOBAL PROXY VOTING GUIDELINES SUMMARY
      The following is a concise summary of ISS’s general policies for voting global proxies. In addition to the guidelines summarized below, ISS has country-and market-specific policies that are applied when voting proxies.
Financial Results/ Director and Auditor Reports
      Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Compensation
      Vote FOR the reelection of auditors and proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the accounts presented or the audit procedures used;

•	The auditors are being changed without explanation; or

•	Nonaudit-related fees are substantial or are routinely in excess of standard annual audit fees.

      Vote AGAINST the appointment of external auditors if they have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.
      ABSTAIN if a company changes its auditor and fails to provide shareholders with an explanation for the change.

Appointment of Internal Statutory Auditors
      Vote FOR the appointment or reelection of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Appointment of Internal Statutory Auditors
      Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative
      Vote FOR most stock (scrip) dividend proposals.
      Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.
Amendments to Articles of Association
      Vote amendments to the articles of association on a CASE-BY-CASE basis.
Change in Company Fiscal Term
      Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.
Lower Disclosure Threshold for Stock Ownership
      Vote AGAINST resolutions to lower the stock ownership disclosure threshold below five percent unless specific reasons exist to implement a lower threshold.
Amend Quorum Requirements
      Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.
Transact Other Business
      Vote AGAINST other business when it appears as a voting item.
Director Elections
      Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been met in a timely fashion;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; and

•	The board fails to meet minimum corporate governance standards.

      Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.
      Vote AGAINST shareholder nominees unless they demonstrate a clear ability to contribute positively to board deliberations.
      Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).
      Vote AGAINST labor representatives if they sit on either the audit or compensation committee, as they are not required to be on those committees.
Director Compensation
      Vote FOR proposals to award cash fees to nonexecutive directors unless the amounts are excessive relative to other companies in the country or industry.
      Vote nonexecutive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.
      Vote proposals that bundle compensation for both nonexecutive and executive directors into a single resolution on a CASE-BY-CASE basis.
      Vote AGAINST proposals to introduce retirement benefits for nonexecutive directors.
Discharge of Board and Management
      Vote FOR discharge of the board and management, unless:

•	There are serious questions about actions of the board or management for the year in question; or

•	Legal action is being taken against the board by other shareholders.

      Vote AGAINST proposals to remove approval of discharge of board and management from the agenda.
Director, Officer, and Auditor Indemnification and Liability Provisions
      Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.
      Vote AGAINST proposals to indemnify auditors.
Board Structure
      Vote FOR proposals to fix board size.
      Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.
      Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.
Share Issuance Requests

General Issuances:
      Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.
      Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances:
      Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.
Increases in Authorized Capital
      Vote FOR nonspecific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.
      Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or

•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances (and less than 25 percent for companies in Japan).

      Vote AGAINST proposals to adopt unlimited capital authorizations.
Reduction of Capital
      Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.
      Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.
Capital Structures
      Vote FOR resolutions that seek to maintain or convert to a one share, one vote capital structure.
      Vote AGAINST requests for the creation or continuation of dual class capital structures or the creation of new or additional supervoting shares.
Preferred Stock
      Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.
      Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.
      Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.
      Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.
      Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.
Debt Issuance Requests
      Vote nonconvertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.
      Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS’s guidelines on equity issuance requests.
      Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

f
Pledging of Assets for Debt
      Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.
Increase in Borrowing Powers
      Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.
Share Repurchase Plans
      Vote FOR share repurchase plans, unless:

•	Clear evidence of past abuse of the authority is available; or

•	The plan contains no safeguards against selective buybacks.

Reissuance of Shares Repurchased
      Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.
Capitalization of Reserves for Bonus Issues/ Increase In Par Value
      Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.
Reorganizations/ Restructurings
      Vote reorganizations and restructurings on a CASE-BY-CASE basis.
Mergers and Acquisitions
      Vote FOR mergers and acquisitions, unless:

•	The impact on earnings or voting rights for one class of shareholders is disproportionate to the relative contributions of the group; or

•	The company’s structure following the acquisition or merger does not reflect good corporate governance.

      Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.
      ABSTAIN if there is insufficient information available to make an informed voting decision.
Mandatory Takeover Bid Waivers
      Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.
Reincorporation Proposals
      Vote reincorporation proposals on a CASE-BY-CASE basis.
Expansion of Business Activities
      Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions
      Vote related-party transactions on a CASE-BY-CASE basis.
Compensation Plans
      Vote compensation plans on a CASE-BY-CASE basis.
Antitakeover Mechanisms
      Vote AGAINST all antitakeover proposals unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.
Shareholder Proposals
      Vote all shareholder proposals on a CASE-BY-CASE basis.
      Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.
      Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

PART C—OTHER INFORMATION

Item 23.		Exhibits

All references are to the Registrant’s Registration Statement on Form N-1A (the “Registration Statement”) as filed with the SEC on May 16, 1991 (File Nos. 33-40603 and 811-6310).

(a)	(1)	First Amended & Restated Master Trust Agreement dated October 14, 1998 (“First Amended & Restated Master Trust Agreement”) is incorporated by reference to Post-Effective Amendment No. 19 as filed with the SEC on February 27, 2001 (“Post-Effective Amendment No. 19”).

	(2)	Registrant’s Amendment No.1 dated April 12, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 20 as filed with the SEC on April 27, 2001 (“Post-Effective Amendment No. 20”).

	(3)	Registrant’s Amendment No.2 dated November 21, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21 as filed with the SEC on February 6, 2002 (“Post-Effective Amendment No. 21”).

	(4)	Registrant’s Amendment No.3 dated December 17, 2001 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 21.

	(5)	Registrant’s Amendment No. 4 dated June 27, 2002 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 24 as filed with the SEC on August 26, 2002 (“Post-Effective Amendment No. 24”).

	(6)	Registrant’s Amendment No. 5 dated July 26, 2002 to the First Amended and Restated Master Trust Agreement is incorporated by reference to Post-Effective Amendment No. 24.

	(7)	Registrant’s Amendment No. 6 to the First Amended and Restated Master Trust Agreement is filed herein.

	(8)	Registrant’s Amendment No. 7 to the First Amended and Restated Master Trust Agreement is filed herein.

	(9)	Registrant’s Amendment No. 8 to the First Amended and Restated Master Trust Agreement is filed herein.

	(10)	Registrant’s Amendment No. 9 to the First Amended and Restated Master Trust Agreement is filed herein.

	(11)	Amendment No. 10 to First Amended and Restated Master Trust Agreement filed herein.

	(12)	Amendment No. 11 to First Amended and Restated Master Trust Agreement filed herein.

(b)	(1)	Registrant’s amended and restated By-Laws is incorporated by reference to Post-Effective Amendment No. 26.

(c)		Not applicable

(d)	(1)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Appreciation Portfolio (“Appreciation Portfolio”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is filed herein.

	(2)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Portfolio”) and LMPFA is filed herein.

	(3)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Capital and Income Portfolio (“Capital and Income Portfolio”) and LMPFA is filed herein

	(4)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Growth and Income Portfolio (“Growth and Income Portfolio”) and LMPFA is filed herein.

	(5)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Fundamental Value Portfolio (“Fundamental Value Portfolio”) and LMPFA is filed herein.

	(6)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”) and LMPFA is filed herein.

	(7)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”) and LMPFA is filed herein.

	(8)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge Advisors, LLC (“ClearBridge”) (formerly CAM North America LLC (“CAM NA”), with respect to the Registrant on behalf of Appreciation Portfolio is filed herein.

	(9)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Aggressive Growth Portfolio is filed herein.

	(10)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Capital and Income Portfolio is filed herein.

	(11)	Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset Management Company (“Western Asset”), with respect to the Registrant on behalf of Capital and Income Portfolio is filed herein.

		(12)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Growth and Income Portfolio is filed herein.

		(13)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Fundamental Value Portfolio is filed herein.

		(14)	Subadvisory Agreement dated August 1, 2006 between LMPFA and Batterymarch Financial Management, Inc., (“Batterymarch”) with respect to the Registrant on behalf of Equity Index Portfolio is filed herein.

		(15)	Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset, with respect to the Registrant on behalf of Diversified Strategic Income Portfolio is filed herein.

		(16)	Subadvisory Agreement dated August 1, 2006 between Western Asset and Western Asset Management Limited (“WAML”), with respect to the Registrant on behalf of Variable Diversified Strategic Income Portfolio.

(e)	(1)	Distribution Agreement dated December 1, 2005 by and between the Trust and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 33

	(2)	Amendment dated December 1, 2005 to Distribution Agreement dated as of June 5, 2000 between the Trust and Citigroup Global Markets Inc. (“CGMI”) is incorporated by reference to Post-Effective Amendment No. 33.

(f)		Not Applicable.

(g)	(1)	Custodian Services Agreement dated January 1, 2006 by and between the Trust and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 33.

(h)	(1)	Transfer Agency and Services Agreement dated as of January 1, 2006 by and between the Trust and PFPC, Inc. is incorporated by reference to Post-Effective Amendment No. 33.

(h)	(2)	License Agreement between the Trust and Citigroup Inc. is incorporated by reference to Post-Effective Amendment No. 33.

(h)	(3)	License Agreement between the Trust and Legg Mason Properties, Inc. is incorporated by reference to Post-Effective Amendment No. 33.

(i)(a)		Opinion of Counsel on Legality of Shares; Willkie Farr & Gallagher LLP is incorporated by reference to Post-Effective Amendment No. 33.

(i)(b)		Opinion of Counsel on Legality of Shares; Goodwin Proctor is incorporated by reference to Post-Effective Amendment No. 33.

(j)		Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(k)		Not Applicable.

(l)		Purchase Agreement is incorporated by reference to Pre-Effective Amendment No. 3 to the Registration Statement filed with the SEC on October 15, 1991.

(m)	(1)	Amended Shareholder Services and Distribution Plan for Equity Index Portfolio, Growth and Income Portfolio, Aggressive Growth Portfolio and Fundamental Value Portfolio is filed herein.

(n)	(1)	Amended and Restated Rule 18f-3 Plan is filed herein.

(p)	(1)	Amended Code of Ethics — Citigroup Asset Management, amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 33

	(2)	Code of Ethics of Western Asset and Western Asset Limited is filed herein

	(3)	Code of Ethics – CGMI is incorporated by reference to Post-Effective Amendment No. 25.

	(4)	Code of Ethics — Legg Mason Investor Services, LLC dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No.

	(5)	Code of Ethics of Western Asset and Western Asset Limited adopted February 2005 is filed herein.

	(6)	Code of Ethics of Batterymarch Financial Management, Inc. dated August 1, 2006 is filed herein.

Item 24.		Persons Controlled by or under Common Control with Registrant

The Registrant is not controlled directly or indirectly by any person. Information with respect to the Registrant’s investment manager and each subadviser is set forth under the caption “Management” in the prospectus included in Part A of this Amendment to the Registration Statement on Form N-1A.

Item 25.		Indemnification

The response to this item is incorporated by reference to Pre-Effective Amendment No. 3

The response to this item is incorporated by reference to the Registration Statement. Reference is hereby made to paragraph 4 of the Distribution Agreement between the Registrant and CGMI, (the “CGMI Distribution Agreement”), paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and LMIS. The Trustees and officers of the Registrant and the personnel of the Registrant’s manager are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.
Item 26. Business and Other Connections of the Manager.
(a) Investment Adviser – LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).
Subadviser — ClearBridge Advisors, LLC (“ClearBridge”) (formerly CAM “NA”) ClearBridge was formed in 2005 under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.
ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Investment Advisers Act of 1940, as amended (“Advisers Act”) (SEC File No. 801-64710).
Subadviser —Batterymarch Financial Management, Inc. (“Batterymarch”) is an investment adviser registered with the Securities and Exchange Commission under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of Batterymarch have been engaged as director, officer, employee, partner, or trustee.

Deepak Chowdhury	Director, Batterymarch
Vice President and Director, LMFA
Senior Vice President, Legg Mason, Inc.
Director, LMIC
Director, Barrett
Director, Bartlett
Director, placeBerkshire
Director, LM Holdings
Director, PCM I
Director, PCM II
Vice President, LMIS

Phillip E. Channen	Controller and CCO, Batterymarch
Assistant Secretary, Batterymarch GP, LLC

William L. Elcock	CEO and Director, Batterymarch
Director, Batterymarch GP, LLC

Francis X. Tracy	President, Treasurer, Secretary and CFO, Batterymarch
Director, Batterymarch GP, LLC

Tania Zouikin	Chairman, Batterymarch
Director, Batterymarch GP, LLC
Subadviser — Western Asset Management (“Western Asset”) is an investment adviser registered with the SEC under the Advisers Act. The following is a list of other substantial business activities in which directors, officers or partners of Western Asset have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, Western Asset
Director, LMFM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Vice President and Director, BMML
Director, LMCM Director, Barrett Director,
Bartlett Director, Berkshire Director, LM Funding
Director, LM Properties Director, LMRG Director,
LM Tower Director, PCM I Director, PCM II
Manager, Royce Director, Western Asset Company Limited
James W. Hirschmann III	Director, Western Asset
Director, Western Asset Company Limited
D. Daniel Fleet	President and CEO, Western Asset
Gavin L. James	Director of Global Client Services, Western Asset
Senior Executive Officer, Western Asset Company Limited
Gregory McShea	General Counsel and Secretary, Western Asset
General Counsel and Secretary, Western Asset
Company Limited
WAM is located at 385 East Colorado Boulevard, Pasadena, CA 91101.
Subadviser — Western Asset Management Company Limited (“WAMCL”) is an investment adviser registered with the Securities and Exchange Commission under the Investment Advisers Act of 1940. The following is a list of other substantial business activities in which directors, officers or partners of WAMCL have been engaged as director, officer, employee, partner, or trustee.

Peter L. Bain	Director, WAMCL
Director, LMCM
Manager, Brandywine
Senior Executive Vice President, Legg Mason, Inc.
Director, Nova Scotia
Director, LMFM
Director, Barrett
Director, Bartlett
Director, Berkshire
Director, LM Funding
Director, LM Properties
Director, LMRG
Director, LM Tower
Director, PCM I
Director, PCM II

Manager, Royce
Director, WAM

James W. Hirschmann III	Director, WAMCL
President, Legg Mason, Inc.
Director, WAM

Gavin L. James	Senior Executive Officer, WAMCL
Director of Global Client Services, WAM

Gregory B. McShea	General Counsel and CCO, WAMCL
General Counsel and CCO, WAM
Item 27. Principal Underwriters
(a) CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust. II, CitiFunds Trust. I, Salomon Funds Trust., Legg Mason Partners Variable Portfolios V, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Legg Mason Partners Variable Portfolios III, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust., Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Salomon Brothers Capital Fund Inc., Salomon Brothers Investors Value Fund Inc., Salomon Brothers Fund Inc., Salomon Brothers Institutional Series Fund Inc., Salomon Brothers Series Funds Inc., Legg Mason Partners Variable Portfolios I Series Funds Inc., Salomon Brothers Opportunity Fund Inc., Salomon Brothers 2008 Worldwide Government Term Trust., Salomon Brothers High Income Fund Inc., Salomon Brothers High Income Fund II Inc., Salomon Brothers Emerging Markets Income Fund Inc., Salomon Brothers Emerging Markets Income Fund II Inc., Salomon Brothers Emerging Markets Floating Rate Fund Inc., Salomon Brothers Global High Income Fund Inc., Salomon Brothers Emerging Markets Debt Fund Inc., Salomon Brothers Capital and Income Fund Inc., Salomon Brothers Inflation Management Fund Inc., Salomon Brothers Variable Rate Strategic Fund Inc., Salomon Brothers Global Partners Income Fund Inc., Salomon Brothers Municipal Partners Fund Inc., Salomon Brothers Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipal Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Investment Trust, Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Variable Portfolios III, Inc., and various series of unit investment trusts.
LMIS, a distributor of the Registrant is also a distributor of the following funds:
Legg Mason Partners Trust II
CitiFunds Trust I
Salomon Funds Trust

Legg Mason Partners Variable Portfolios V
CitiFunds Premium Trust
CitiFunds Institutional Trust
CitiFunds Trust III
Legg Mason Partners Lifestyle Series, Inc.
Legg Mason Partners Variable Portfolio IV
Legg Mason Partners Investment Series
Consulting Group Capital Markets Funds
High Income Opportunity Fund Inc.
Intermediate Muni Fund, Inc.
Legg Mason Partners Small Cap Core Fund, Inc.
Legg Mason Partners Investment Trust
Real Estate Income Fund Inc.
Managed High Income Portfolio Inc.
Managed Municipals Portfolio Inc.
Municipal High Income Portfolio Inc.
Citigroup Investments Corporate Loan Fund Inc.
Zenix Income Fund Inc.
Salomon Brothers Capital Fund Inc.
Salomon Brothers Investors Value Fund Inc.
Salomon Brothers Fund Inc.
Salomon Brothers Institutional Series Fund Inc.
Salomon Brothers Series Funds Inc.
Legg Mason Partners Variable Portfolios I
Salomon Brothers Opportunity Fund Inc.
Salomon Brothers 2008 Worldwide Government Term Trust
Salomon Brothers High Income Fund Inc.
Salomon Brothers High Income Fund II Inc.
Salomon Brothers Emerging Markets Income Fund Inc.
Salomon Brothers Emerging Markets Income Fund II Inc.
Salomon Brothers Emerging Markets Floating Rate Fund Inc.
Salomon Brothers Global High Income Fund Inc.
Salomon Brothers Emerging Markets Debt Fund Inc.
Salomon Brothers Capital and Income Fund Inc.
Salomon Brothers Inflation Management Fund Inc.
Salomon Brothers Variable Rate Strategic Fund Inc.
Salomon Brothers Global Partners Income Fund Inc.
Salomon Brothers Municipal Partners Fund Inc.
Salomon Brothers Municipal Partners Fund II Inc.
Legg Mason Partners Variable Portfolios II
Legg Mason Partners Adjustable Rate Income Fund
Legg Mason Partners Aggressive Growth Fund, Inc.
Legg Mason Partners Appreciation Fund, Inc.
Legg Mason Partners California Municipals Fund, Inc.
Legg Mason Partners Equity Funds
Legg Mason Partners Fundamental Value Fund, Inc.
Legg Mason Partners Funds, Inc.
Legg Mason Partners Income Funds
Smith Barney Institutional Cash Management Fund, Inc.
Legg Mason Partners Investment Funds, Inc.
Legg Mason Partners Core Plus Bond Fund, Inc.

Legg Mason Partners Managed Municipals Fund, Inc.
Legg Mason Partners Massachusetts Municipal Fund
Legg Mason Partners New Jersey Municipals Fund, Inc.
Smith Barney Money Funds, Inc.
Legg Mason Partners Municipal Funds
Smith Barney Municipal Money Market Fund, Inc.
Legg Mason Partners Oregon Municipals Fund
Legg Mason Partners World Funds, Inc.
Legg Mason Partners Sector Series Inc.
Legg Mason Partners Variable Portfolios III
Legg Mason Cash Reserve Trust, Inc.
Legg Mason Charles Street Trust, Inc.
Legg Mason Global Trust, Inc.
Legg Mason Growth Trust, Inc.
Legg Mason Income Trust, Inc.
Legg Mason Investment Trust, Inc.
Legg Mason Investors Trust, Inc.
Legg Mason Light Street Trust, Inc.
Legg Mason Special Investment Trust, Inc.
Legg Mason Tax Exempt Trust, Inc.
Legg Mason Tax-Free Income Fund
Legg Mason Value Trust, Inc.
Western Asset Funds, Inc.
LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.
(b) The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGMI pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177):
The information required by this Item 27 with respect to each director and officer of LMIS is listed below:
Timothy C. Scheve — Managing Director
Mark R. Fetting — Managing Director
D. Stuart Bowers — Vice President
W. Talbot Daley — Vice President
Thomas J. Hirschmann — Vice President
Joseph M. Furey — General Counsel and Chief Compliance Officer
Ronald Holinsky — Counsel
Robert E. Patterson — Counsel
Theresa M. Silberzahn — Chief Financial Officer
Elisabeth F. Craig — AML Compliance Officer and Director of Continuing Education
All Addresses are 100 Light Street, Baltimore, Maryland 21202.
The information required by this Item 27 with respect to each director, officer and partner of PFS is incorporated by reference to Schedule A of Form BD filed by PFS pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).
(c) Not applicable.

Item 28. Location of Accounts and Records
With respect to the Registrant’s Investment Manager:
(1) c/o Legg Mason Partners Fund Advisor, LLC
        399 Park Avenue
        New York, NY 10022
With respect to the Registrant’s Subadvisers:
(2) c/o ClearBridge Advisors, LLC
           399 Park Avenue
           New York, NY 10022
(3) c/o Batterymarch Financial Management, Inc.
           200 Clarendon Street
          Boston, MA 02116
(4) c/o Western Asset Management Company
           399 Park Avenue
           New York, NY 10022
           385 East Colorado Blvd.
           Pasadena, CA 91101
(5) c/o Western Asset Management Limited
           155 Bishopsgate
           London EC2M 3TY
           England
With respect to the Registrant’s Custodian:
(6) State Street Bank & Trust Company
        225 Franklin Street
        Boston, MA 02110
With respect to the Registrant’s Transfer Agent:
(7) PFPC, Inc.
        P.O. Box 9699
        Providence, Rhode Island 02940-9699
With respect to the Registrant’s Distributors:
(8) Citigroup Global Markets Inc.
        388 Greenwich Street
        New York, New York 10013
(9) Legg Mason Investor Services, LLC
        100 Light Street
        Baltimore, MD 21202

Item 29. Management Services
Not Applicable.
Item 30. Undertakings
Not applicable.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933 (the “Securities Act”), as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New York, State of New York on the 31st day of October, 2006.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS II
By:	/s/ R. Jay Gerken
R. Jay Gerken
Chairman of the Board, President and Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and as of the dates indicated.

Signature	Title	Date

/s/ R. Jay Gerken R. Jay Gerken	Chairman of the Board, President and Chief Executive Officer	October 31, 2006
/s/ Kaprel Ozsolak Kaprel Ozsolak	Treasurer, Chief Financial and Accounting Officer	October 31, 2006
/s/ Dwight B. Crane* Dwight B. Crane	Trustee	October 31, 2006
/s/ Burt N. Dorsett* Burt N. Dorsett	Trustee	October 31, 2006
/s/ Elliot S. Jaffe* Elliot S. Jaffe	Trustee	October 31, 2006
/s/ Stephen E. Kaufman* Stephen E. Kaufman	Trustee	October 31, 2006

Signature	Title	Date

/s/ Cornelius C. Rose, Jr.* Cornelius C. Rose, Jr.	Trustee	October 31, 2006

*	Signed by R. Jay Gerken, their duly authorized attorney-in-fact, pursuant to power of attorney dated April 12, 2006.

POWER OF ATTORNEY
     Each person whose signature appears below, hereby constitutes and appoints R. Jay Gerken, Robert I. Frenkel, Thomas C. Mandia and Michael Kocur, and each of them, his or her true and lawful attorneys-in-fact and agents, with full power and authority of substitution and resubstitution, to do any and all acts and things and to execute any and all instruments which said attorneys-in-fact and agents, or any of them, may deem necessary or advisable or which may be required to enable LEGG MASON PARTNERS VARIABLE PORTFOLIOS II (f/k/a Greenwich Street Series Fund) (the “Trust”) to comply with the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (collectively, the “Acts”), and any rules, regulations or requirements of the Securities and Exchange Commission in respect thereof, in connection with the filing and effectiveness of any and all amendments (including post-effective amendments) to the Trust’s Registration Statement (Securities Act File No. 33-40603), including specifically, but without limiting the generality of the foregoing, the power and authority to sign in the name and on behalf of the undersigned as a trustee and/or officer of the Trust any and all such amendments and registration statements filed with the Securities and Exchange Commission under said Acts, and any other instruments or documents related thereto, and the undersigned does hereby ratify and confirm all that said attorneys-in-fact and agents, or any of them, shall do or cause to be done by virtue hereof.
     All past acts of such attorneys-in-fact and agents in furtherance of the foregoing are hereby ratified and confirmed.
     This Power of Attorney may be executed in multiple counterparts, each of which shall be deemed an original, but which taken together shall constitute one instrument.
     This power of attorney shall be valid for the date hereof until revoked by me.
     WITNESS our hands on the date set forth below.
     Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

/s/ R. Jay Gerken R. Jay Gerken	Trustee	April 12, 2006
/s/ Dwight B. Crane Dwight B. Crane	Trustee	April 12, 2006
/s/ Burt N. Dorsett Burt N. Dorsett	Trustee	April 12, 2006
/s/ Elliot S. Jaffe Elliot S. Jaffe	Trustee	April 12, 2006
/s/ Stephen E. Kaufman Stephen E. Kaufman	Trustee	April 12, 2006

/s/ Cornelius C. Rose, Jr. Cornelius C. Rose, Jr.	Trustee	April 12, 2006

EXHIBIT INDEX

Exhibit No.		Exhibit

(a)	(7)	Amendment No. 6 to First Amended and Restated Master Trust Agreement.

	(8)	Amendment No. 7 to First Amended and Restated Master Trust Agreement.

	(9)	Amendment No. 8 to First Amended and Restated Master Trust Agreement.

	(10)	Amendment No. 9 to First Amended and Restated Master Trust Agreement.

	(11)	Amendment No. 10 to First Amended and Restated Master Trust Agreement.

	(12)	Amendment No. 11 to First Amended and Restated Master Trust Agreement.

(d)	(1)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Appreciation Portfolio (“Appreciation Portfolio”) and Legg Mason Partners Fund Advisor, LLC (“LMPFA”)

	(2)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Aggressive Growth Portfolio (“Aggressive Growth Portfolio”) and LMPFA.

	(3)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Capital and Income Portfolio (“Capital and Income Portfolio”) and LMPFA.

	(4)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Growth and Income Portfolio (“Growth and Income Portfolio”) and LMPFA.

	(5)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Fundamental Value Portfolio (“Fundamental Value Portfolio”) and LMPFA.

	(6)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Equity Index Portfolio (“Equity Index Portfolio”) and LMPFA.

	(7)	Management Agreement dated August 1, 2006 between the Registrant on behalf of Legg Mason Partners Variable Diversified Strategic Income Portfolio (“Diversified Strategic Income Portfolio”) and LMPFA.

	(8)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge Advisor, LLC (“ClearBridge”)(formerly CAM North America, LLC) with respect to the Registrant on behalf of Appreciation Portfolio.

	(9)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Aggressive Growth Portfolio.

	(10)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Capital and Income Portfolio.

	(11)	Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset Management Company (“Western Asset”), with respect to the Registrant on behalf of

Exhibit No.		Exhibit
Capital and Income Portfolio.

	(12)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Growth and Income Portfolio.

	(13)	Subadvisory Agreement dated August 1, 2006 between LMPFA and ClearBridge, with respect to the Registrant on behalf of Fundamental Value Portfolio.

	(14)	Subadvisory Agreement dated August 1, 2006 between LMPFA and Batterymarch Financial Management, Inc., with respect to the Registrant on behalf of Equity Index Portfolio.

	(15)	Subadvisory Agreement dated August 1, 2006 between LMPFA and Western Asset, with respect to the Registrant on behalf of Diversified Strategic Income Portfolio.

	(16)	Subadvisory Agreement dated August 1, 2006 between Western Asset and Western Asset Management Limited, with respect to the Registrant on behalf of Diversified Strategic Income Portfolio.

(m)	(1)	Amended Shareholder Services and Distribution Plan for Equity Index Portfolio, Variable Growth and Income Portfolio, Variable Aggressive Growth Portfolio and Fundamental Value Portfolio.

(n)		Form of Amended Rule 18f-3(d) Multiple Class Plan

(p)	(5)	Code of Ethics of Western Asset and Western Asset Limited

	(6)	Code of Ethics of Batterymarch Financial Management, Inc.